UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05398

ALLIANCEBERNSTEIN VARIABLE PRODUCTS

SERIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2013

Date of reporting period: September 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Variable Products Series Fund

Balanced Wealth Strategy Portfolio

Portfolio of Investments

September 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 64.0%
Financials - 10.6%
Capital Markets - 1.3%
Affiliated Managers Group, Inc. (a)	6,900	$1,260,216
BlackRock, Inc. - Class A	3,640	985,057
Deutsche Bank AG (REG)	13,866	636,466
E*Trade Financial Corp. (a)	22,600	372,900
Goldman Sachs Group, Inc. (The)	6,100	965,081
Macquarie Group Ltd.	16,867	755,663
State Street Corp.	6,600	433,950
UBS AG (a)	73,702	1,510,554

		6,919,887

Commercial Banks - 2.4%
Australia & New Zealand Banking Group Ltd.	5,900	169,639
Banco do Brasil SA	15,100	176,120
Bank Hapoalim BM	36,650	185,456
Barclays PLC	84,770	362,279
BNP Paribas SA	2,450	165,729
China Construction Bank Corp. - Class H	196,000	151,305
CIT Group, Inc. (a)	35,000	1,706,950
Fifth Third Bancorp	13,200	238,128
HSBC Holdings PLC	110,900	1,200,310
Industrial & Commercial Bank of China Ltd. - Class H	236,000	164,955
KB Financial Group, Inc.	4,815	169,521
KeyCorp	15,100	172,140
Lloyds Banking Group PLC (a)	545,090	649,011
Mitsubishi UFJ Financial Group, Inc.	136,000	872,353
Mizuho Financial Group, Inc.	76,200	165,655
National Australia Bank Ltd.	21,590	691,769
Regions Financial Corp.	20,700	191,682
Sberbank of Russia (Sponsored ADR)	23,279	280,046
Societe Generale SA	14,752	734,933
Sumitomo Mitsui Financial Group, Inc. (b)	9,700	469,727
SunTrust Banks, Inc.	7,700	249,634
US Bancorp/MN	15,800	577,964
Wells Fargo & Co.	79,800	3,297,336

		13,042,642

Consumer Finance - 0.6%
Capital One Financial Corp.	32,100	2,206,554
Discover Financial Services	21,400	1,081,556
Muthoot Finance Ltd.	63,481	91,496
Shriram Transport Finance Co., Ltd.	17,275	156,960

		3,536,566

Diversified Financial Services - 2.3%
Bank of America Corp.	211,100	2,913,180
Berkshire Hathaway, Inc. - Class B (a)	7,600	862,676
Citigroup, Inc.	60,200	2,920,302
IG Group Holdings PLC	47,839	448,225
ING Groep NV (a)	62,510	709,300
IntercontinentalExchange, Inc. (a)	18,973	3,442,081
JPMorgan Chase & Co.	15,700	811,533
ORIX Corp.	31,000	506,786

		12,614,083

Company	Shares	U.S. $ Value
Insurance - 3.2%
Admiral Group PLC	55,800	$1,113,061
Aegon NV	30,229	223,672
Ageas	3,880	157,223
AIA Group Ltd.	242,200	1,139,689
American Financial Group, Inc./OH	16,700	902,802
American International Group, Inc.	40,400	1,964,652
Aon PLC	15,600	1,161,264
Aviva PLC	37,090	238,066
Brown & Brown, Inc.	13,200	423,720
Chubb Corp. (The)	16,500	1,472,790
Everest Re Group Ltd.	7,600	1,105,116
Fidelity National Financial, Inc. - Class A	13,300	353,780
Genworth Financial, Inc. - Class A (a)	75,300	963,087
Lancashire Holdings Ltd.	53,120	660,449
Lincoln National Corp.	24,300	1,020,357
Muenchener Rueckversicherungs AG	1,180	230,669
PartnerRe Ltd.	13,700	1,254,098
Prudential PLC	55,910	1,040,161
Reinsurance Group of America, Inc. - Class A	10,900	730,191
Suncorp Group Ltd.	20,767	253,971
Torchmark Corp.	4,200	303,870
Travelers Cos., Inc. (The)	6,300	534,051
XL Group PLC	21,500	662,630

		17,909,369

Real Estate Management & Development - 0.7%
Aeon Mall Co., Ltd.	28,900	860,269
Daito Trust Construction Co., Ltd.	5,000	500,366
Hang Lung Group Ltd.	8,000	42,450
Mitsui Fudosan Co., Ltd.	51,100	1,725,615
Wharf Holdings Ltd.	114,000	987,059

		4,115,759

Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp.	44,690	541,565

		58,679,871

Consumer Discretionary - 9.6%
Auto Components - 0.7%
Cie Generale des Etablissements Michelin - Class B	5,870	650,993
GKN PLC	62,800	347,443
Lear Corp.	5,200	372,164
Magna International, Inc. (New York) - Class A	12,200	1,007,232
Nokian Renkaat Oyj	4,400	223,706
TRW Automotive Holdings Corp. (a)	9,400	670,314
Valeo SA	6,200	529,199

		3,801,051

Automobiles - 1.5%
Bayerische Motoren Werke AG	3,340	359,197
Ford Motor Co.	88,200	1,487,934
General Motors Co. (a)	31,900	1,147,443

Company	Shares	U.S. $ Value
Honda Motor Co., Ltd.	14,700	$561,875
Kia Motors Corp.	6,710	407,340
Mazda Motor Corp. (a)	85,000	382,104
Nissan Motor Co., Ltd.	89,000	898,253
Renault SA	2,440	194,589
Tata Motors Ltd.	34,170	181,334
Toyota Motor Corp.	32,100	2,058,814
Volkswagen AG (Preference Shares)	2,400	565,875

		8,244,758

Distributors - 0.1%
LKQ Corp. (a)	12,960	412,906

Diversified Consumer Services - 0.1%
Estacio Participacoes SA	69,900	543,102
Kroton Educacional SA	21,100	299,987

		843,089

Hotels, Restaurants & Leisure - 1.3%
Autogrill SpA (a)	10,040	176,737
Chipotle Mexican Grill, Inc. - Class A (a)	1,950	835,965
Galaxy Entertainment Group Ltd. (a)	82,000	576,216
Ladbrokes PLC	82,160	224,976
Melco Crown Entertainment Ltd. (ADR) (a)	11,710	372,729
Melco International Development Ltd.	145,000	389,696
Sands China Ltd.	131,600	815,521
Sodexo	16,919	1,578,646
Starbucks Corp.	26,960	2,075,111
Whitbread PLC	7,650	366,960

		7,412,557

Household Durables - 0.4%
Brookfield Residential Properties, Inc. (a)	20,101	462,725
PulteGroup, Inc.	68,900	1,136,850
Sekisui Chemical Co., Ltd.	12,000	122,402
Sony Corp. (b)	16,700	358,463

		2,080,440

Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	6,510	2,035,286
priceline.com, Inc. (a)	3,410	3,447,340

		5,482,626

Leisure Equipment & Products - 0.1%
Polaris Industries, Inc.	4,890	631,690

Media - 2.2%
Comcast Corp. - Class A	48,790	2,202,868
Gannett Co., Inc.	34,300	918,897
Liberty Global PLC - Class A (a)	5,886	467,054
Liberty Global PLC - Series C (a)	15,650	1,180,480
Liberty Media Corp. (a)	10,290	1,514,173
Naspers Ltd.	11,370	1,052,656
Regal Entertainment Group - Class A	42,220	801,336
Time Warner, Inc.	12,700	835,787
Twenty-First Century Fox, Inc. - Class A	6,600	221,100

Company	Shares	U.S. $ Value
Viacom, Inc. - Class B	9,800	$819,084
Walt Disney Co. (The)	33,178	2,139,649

		12,153,084

Multiline Retail - 0.2%
Macy’s, Inc.	22,800	986,556
Myer Holdings Ltd. (b)	49,190	119,869

		1,106,425

Specialty Retail - 1.0%
Abercrombie & Fitch Co. - Class A	16,300	576,531
GameStop Corp. - Class A	12,700	630,555
Kingfisher PLC	25,910	161,855
Nitori Holdings Co., Ltd.	3,750	343,408
O’Reilly Automotive, Inc. (a)	7,320	933,959
Shimamura Co., Ltd.	2,200	219,043
Sports Direct International PLC (a)	32,100	367,000
Staples, Inc.	9,100	133,315
TJX Cos., Inc.	31,500	1,776,285
Yamada Denki Co., Ltd.	115,800	342,517

		5,484,468

Textiles, Apparel & Luxury Goods - 1.0%
Cie Financiere Richemont SA	14,490	1,451,837
Hugo Boss AG	1,270	164,245
Li & Fung Ltd.	622,000	906,009
LVMH Moet Hennessy Louis Vuitton SA	2,186	430,785
Michael Kors Holdings Ltd. (a)	12,790	953,111
Samsonite International SA	157,500	440,331
VF Corp.	4,730	941,506

		5,287,824

		52,940,918

Information Technology - 7.9%
Communications Equipment - 0.6%
Harris Corp.	15,200	901,360
Telefonaktiebolaget LM Ericsson - Class B	18,189	242,254
Cisco Systems, Inc.	52,300	1,224,866
QUALCOMM, Inc.	12,975	873,996

		3,242,476

Computers & Peripherals - 1.4%
Apple, Inc.	10,420	4,967,735
EMC Corp./MA	37,140	949,298
Hewlett-Packard Co.	86,800	1,821,064

		7,738,097

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. - Class A	10,210	790,050
Arrow Electronics, Inc. (a)	12,600	611,478
LG Display Co., Ltd. (a)	9,030	217,430

		1,618,958

Company	Shares	U.S. $ Value
Internet Software & Services - 2.0%
Baidu, Inc. (Sponsored ADR) (a)	1,480	$229,667
Google, Inc. - Class A (a)	4,960	4,344,514
Tencent Holdings Ltd.	4,700	247,166
LinkedIn Corp. - Class A (a)	3,770	927,646
eBay, Inc. (a)	50,813	2,834,857
Facebook, Inc. - Class A (a)	54,180	2,722,003

		11,305,853

IT Services - 1.7%
Cognizant Technology Solutions Corp. - Class A (a)	57,840	4,749,821
Tata Consultancy Services Ltd.	7,930	243,431
Amdocs Ltd.	11,200	410,368
Fujitsu Ltd. (a)	105,000	393,039
Visa, Inc. - Class A	17,820	3,405,402

		9,202,061

Office Electronics - 0.2%
Xerox Corp.	93,300	960,057

Semiconductors & Semiconductor Equipment - 0.6%
Tokyo Electron Ltd.	5,500	295,896
Taiwan Semiconductor Manufacturing Co., Ltd.	47,000	160,042
Micron Technology, Inc. (a)	31,300	546,811
Samsung Electronics Co., Ltd.	350	445,198
Samsung Electronics Co., Ltd. (Preference Shares)	650	529,820
Sumco Corp.	28,800	234,987
SK Hynix, Inc. (a)	15,200	428,054
Applied Materials, Inc.	56,500	991,010

		3,631,818

Software - 1.1%
Dassault Systemes SA	830	110,783
Symantec Corp.	37,900	938,025
CA, Inc.	6,100	180,987
Electronic Arts, Inc. (a)	31,400	802,270
ANSYS, Inc. (a)	23,825	2,061,339
Citrix Systems, Inc. (a)	25,050	1,768,780

		5,862,184

		43,561,504

Industrials - 7.4%
Aerospace & Defense - 1.6%
Boeing Co. (The)	38,100	4,476,750
European Aeronautic Defence and Space Co. NV	14,190	904,218
MTU Aero Engines AG	2,633	245,835
Northrop Grumman Corp.	4,100	390,566
Precision Castparts Corp.	7,744	1,759,747
Safran SA	5,900	363,384
Zodiac Aerospace	3,480	553,970

		8,694,470

Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	16,400	722,584

Company	Shares	U.S. $ Value
Airlines - 0.6%
Copa Holdings SA - Class A	10,970	$1,521,210
Delta Air Lines, Inc.	28,700	677,033
Japan Airlines Co., Ltd.	6,000	363,564
Qantas Airways Ltd. (a)	211,450	291,492
Turk Hava Yollari	64,017	244,110

		3,097,409

Building Products - 0.1%
Asahi Glass Co., Ltd.	39,000	242,314
LIXIL Group Corp.	13,400	276,240

		518,554

Commercial Services & Supplies - 0.1%
Aggreko PLC	3,410	88,490
Edenred	16,709	542,851

		631,341

Electrical Equipment - 0.4%
AMETEK, Inc.	8,922	410,591
Sensata Technologies Holding NV (a)	26,220	1,003,439
Sumitomo Electric Industries Ltd.	35,700	519,239

		1,933,269

Industrial Conglomerates - 1.3%
Danaher Corp.	39,689	2,751,241
General Electric Co.	135,000	3,225,150
Hutchison Whampoa Ltd.	31,000	372,400
Siemens AG	2,900	349,735
Toshiba Corp.	85,000	383,070

		7,081,596

Industrial Warehouse Distribution - 1.0%
Global Logistic Properties Ltd.	724,000	1,666,653
GLP J-Reit (b)	371	414,302
Granite Real Estate Investment (a)	14,040	500,526
Hansteen Holdings PLC	111,380	178,403
Hopewell Holdings Ltd.	74,000	248,379
Mapletree Logistics Trust	351,000	299,643
Nippon Prologis REIT, Inc.	25	250,517
ProLogis, Inc.	30,143	1,133,980
Rexford Industrial Realty, Inc. (a)	18,099	244,517
STAG Industrial, Inc.	25,900	521,108

		5,458,028

Machinery - 0.7%
FANUC Corp.	1,400	232,018
Flowserve Corp.	11,607	724,160
IHI Corp.	32,000	135,316
Illinois Tool Works, Inc.	17,900	1,365,233
Komatsu Ltd.	27,200	679,156
Parker Hannifin Corp.	7,675	834,426

		3,970,309

Company	Shares	U.S. $ Value
Marine - 0.0%
AP Moeller - Maersk A/S - Class B	18	$165,117

Professional Services - 1.1%
Bureau Veritas SA	52,599	1,660,283
Capita PLC	115,321	1,858,785
Intertek Group PLC	36,942	1,978,349
SGS SA	336	803,010

		6,300,427

Trading Companies & Distributors - 0.4%
Mitsubishi Corp.	18,000	365,469
WW Grainger, Inc.	6,560	1,716,817

		2,082,286

		40,655,390

Health Care - 7.1%
Biotechnology - 1.9%
Actelion Ltd. (a)	9,650	685,165
Biogen Idec, Inc. (a)	15,868	3,820,380
Celgene Corp. (a)	17,480	2,690,696
Gilead Sciences, Inc. (a)	28,000	1,759,520
Quintiles Transnational Holdings, Inc. (a)	22,710	1,019,225
Vertex Pharmaceuticals, Inc. (a)	6,400	485,248

		10,460,234

Health Care Equipment & Supplies - 0.7%
Intuitive Surgical, Inc. (a)	5,750	2,163,552
Medtronic, Inc.	32,800	1,746,600

		3,910,152

Health Care Providers & Services - 1.4%
Aetna, Inc.	19,900	1,273,998
Health Net, Inc./CA (a)	15,100	478,670
McKesson Corp.	7,150	917,345
UnitedHealth Group, Inc.	39,491	2,827,951
WellPoint, Inc.	23,100	1,931,391

		7,429,355

Life Sciences Tools & Services - 0.5%
Eurofins Scientific	4,931	1,242,638
Illumina, Inc. (a)	12,362	999,220
Mettler-Toledo International, Inc. (a)	2,610	626,635

		2,868,493

Pharmaceuticals - 2.6%
Allergan, Inc./United States	26,573	2,403,528
GlaxoSmithKline PLC	51,910	1,305,160
Johnson & Johnson	22,600	1,959,194
Merck & Co., Inc.	33,800	1,609,218
Novartis AG	12,364	951,016
Pfizer, Inc.	142,800	4,099,788
Roche Holding AG	4,430	1,195,539
Roche Holding AG (Sponsored ADR)	12,800	864,384
Teva Pharmaceutical Industries Ltd.	4,060	153,424

		14,541,251

		39,209,485

Company	Shares	U.S. $ Value
Energy - 4.5%
Energy Equipment & Services - 1.5%
Aker Solutions ASA	20,560	$288,705
Halliburton Co.	23,600	1,136,340
Helix Energy Solutions Group, Inc. (a)	21,800	553,066
Nabors Industries Ltd.	37,400	600,644
Oceaneering International, Inc.	10,872	883,241
Saipem SpA	12,130	263,483
Schlumberger Ltd.	43,144	3,812,204
Seadrill Ltd.	5,920	265,886
Technip SA	4,100	481,350

		8,284,919

Oil, Gas & Consumable Fuels - 3.0%
BG Group PLC	40,180	767,023
Chevron Corp.	22,900	2,782,350
ENI SpA	22,510	517,463
EOG Resources, Inc.	3,831	648,512
Exxon Mobil Corp.	37,500	3,226,500
Gazprom OAO (Sponsored ADR)	29,940	264,071
HollyFrontier Corp.	2,700	113,697
JX Holdings, Inc.	41,600	216,195
LUKOIL OAO (London) (Sponsored ADR)	3,910	248,519
Marathon Petroleum Corp.	21,300	1,370,016
Noble Energy, Inc.	19,592	1,312,860
Occidental Petroleum Corp.	22,000	2,057,880
Phillips 66	8,300	479,906
Royal Dutch Shell PLC (ADR)	13,000	853,840
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	17,705	583,124
Valero Energy Corp.	39,100	1,335,265

		16,777,221

		25,062,140

Consumer Staples - 4.3%
Beverages - 0.2%
Anheuser-Busch InBev NV	5,670	562,451
Asahi Group Holdings Ltd.	6,500	171,117
Diageo PLC	7,510	238,723
SABMiller PLC	4,900	249,226

		1,221,517

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	18,020	2,074,462
CVS Caremark Corp.	6,400	363,200
Jeronimo Martins SGPS SA	34,105	699,882
Koninklijke Ahold NV	40,210	696,647
Kroger Co. (The)	43,000	1,734,620
Olam International Ltd.	743,412	908,250
Sugi Holdings Co., Ltd.	6,400	274,791
Tesco PLC	27,120	157,663
Tsuruha Holdings, Inc.	1,100	97,052
Wesfarmers Ltd.	3,750	144,062
WM Morrison Supermarkets PLC	72,910	330,572

		7,481,201

Company	Shares	U.S. $ Value
Food Products - 0.5%
Danone SA	2,630	$198,023
Green Mountain Coffee Roasters, Inc. (a)	8,250	621,473
Hershey Co. (The)	18,290	1,691,825
Nestle SA	4,380	305,435

		2,816,756

Household Products - 0.5%
Henkel AG & Co. KGaA	12,811	1,134,966
LG Household & Health Care Ltd.	970	492,330
Procter & Gamble Co. (The)	12,200	922,198
Reckitt Benckiser Group PLC	2,690	196,679

		2,746,173

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The) - Class A	11,630	812,937

Tobacco - 1.6%
British American Tobacco PLC	45,589	2,399,317
Imperial Tobacco Group PLC	15,610	577,063
Japan Tobacco, Inc.	69,600	2,509,062
Philip Morris International, Inc.	35,565	3,079,573

		8,565,015

		23,643,599

Equity:Other - 3.6%
Diversified/Specialty - 2.9%
Armada Hoffler Properties, Inc.	26,112	258,770
Australand Property Group	75,740	258,131
British Land Co. PLC	63,748	595,516
Buzzi Unicem SpA	15,980	249,265
Cheung Kong Holdings Ltd.	18,000	273,323
Cofinimmo	2,420	283,548
Country Garden Holdings Co., Ltd.	632,000	409,238
CyrusOne, Inc.	26,364	500,389
Dexus Property Group	203,940	190,907
Digital Realty Trust, Inc. (b)	6,270	332,937
Dundee Real Estate Investment Trust	10,136	285,762
Evergrande Real Estate Group Ltd. (a)(b)	590,000	246,305
Fibra Uno Administracion SA de CV	113,690	315,200
Hang Lung Properties Ltd.	243,000	830,567
Henderson Land Development Co., Ltd.	26,400	162,892
ICADE	5,449	497,475
Japan Hotel REIT Investment Corp.	675	315,824
Land Securities Group PLC	53,764	799,162
Lexington Realty Trust (b)	31,530	354,082
LPN Development PCL	194,300	127,338
Mapletree Commercial Trust	282,000	273,287
Mexico Real Estate Management SA de CV (a)	279,540	478,161
Mitchells & Butlers PLC (a)	36,600	243,323
Mitsubishi Estate Co., Ltd.	78,000	2,311,586
New World Development Co., Ltd.	436,958	655,577
Sekisui House SI Investment Co.	19	98,244

Company	Shares	U.S. $ Value
Sumitomo Realty & Development Co., Ltd. (b)	20,000	$953,248
Sun Hung Kai Properties Ltd.	69,708	946,089
Supalai PCL	344,000	173,760
Swire Properties Ltd.	144,200	407,692
Telecity Group PLC	73,873	992,382
Tokyu REIT, Inc.	24	152,796
UOL Group Ltd.	78,516	385,469
Vornado Realty Trust	2,160	181,570
Wheelock & Co., Ltd.	46,000	244,322

		15,784,137

Health Care - 0.6%
Chartwell Retirement Residences	26,140	256,312
HCP, Inc.	12,380	506,961
Health Care REIT, Inc.	7,800	486,564
LTC Properties, Inc.	15,380	584,132
Medical Properties Trust, Inc.	47,455	577,527
Omega Healthcare Investors, Inc.	22,520	672,673
Ventas, Inc.	8,140	500,610

		3,584,779

Triple Net - 0.1%
National Retail Properties, Inc.	5,570	177,237
Realty Income Corp.	9,170	364,508

		541,745

		19,910,661

Materials - 2.0%
Chemicals - 1.2%
Arkema SA	4,603	512,939
BASF SE	1,730	165,908
Denki Kagaku Kogyo KK	30,000	117,089
Essentra PLC	80,560	976,733
Huntsman Corp.	28,600	589,446
Incitec Pivot Ltd.	112,841	283,323
Koninklijke DSM NV	3,488	263,123
LyondellBasell Industries NV - Class A	24,100	1,764,843
Monsanto Co.	14,089	1,470,469
Nippon Shokubai Co., Ltd.	23,000	267,289
Teijin Ltd.	67,000	154,856

		6,566,018

Construction Materials - 0.1%
Holcim Ltd. (a)	4,466	332,975
Taiheiyo Cement Corp. (b)	56,000	244,880

		577,855

Containers & Packaging - 0.2%
Rock Tenn Co. - Class A	9,700	982,319

Metals & Mining - 0.5%
BHP Billiton PLC	35,410	1,041,632
Dowa Holdings Co., Ltd.	17,000	172,120
Glencore Xstrata PLC (a)	37,911	206,437
KGHM Polska Miedz SA	5,300	209,155
MMC Norilsk Nickel OJSC (ADR)	29,290	422,655
Rio Tinto PLC	11,710	571,600

		2,623,599

		10,749,791

Company	Shares	U.S. $ Value
Retail - 1.7%
Regional Mall - 0.7%
General Growth Properties, Inc.	14,910	287,614
Pennsylvania Real Estate Investment Trust	21,880	409,156
Simon Property Group, Inc.	13,656	2,024,229
Westfield Group	99,830	1,025,888

		3,746,887

Shopping Center/Other Retail - 1.0%
Cole Real Estate Investment, Inc.	21,850	267,881
Corio NV	5,773	248,687
DDR Corp.	28,330	445,064
Federation Centres Ltd.	69,990	149,268
Frontier Real Estate Investment Corp.	19	195,758
Fukuoka REIT Co. (b)	19	156,703
Inland Real Estate Corp.	28,600	292,578
Japan Retail Fund Investment Corp.	149	306,794
Kite Realty Group Trust	37,242	220,845
Klepierre	10,463	453,764
Link REIT (The)	28,268	138,206
Ramco-Gershenson Properties Trust	20,120	310,049
RioCan Real Estate Investment Trust (Toronto)	4,973	117,319
Unibail-Rodamco SE	5,039	1,250,119
Vastned Retail NV	5,730	243,950
Westfield Retail Trust	221,920	615,179

		5,412,164

		9,159,051

Residential - 1.5%
Multi-Family - 1.2%
Advance Residence Investment Corp.	69	161,329
Associated Estates Realty Corp.	36,250	540,487
AvalonBay Communities, Inc.	2,200	279,598
Berkeley Group Holdings PLC	6,980	234,027
China Overseas Land & Investment Ltd.	140,000	414,962
China Vanke Co., Ltd. - Class B	132,960	242,319
Comforia Residential REIT, Inc.	24	175,487
Deutsche Annington Immobilien SE (a)	9,811	252,184
Equity Residential	7,450	399,097
KWG Property Holding Ltd.	359,000	228,558
LEG Immobilien AG (a)	8,279	475,596
Mid-America Apartment Communities, Inc.	10,070	629,375
Rossi Residencial SA (a)	178,840	255,797
Stockland	347,816	1,257,243
Sun Communities, Inc.	11,800	502,916
Taylor Wimpey PLC	305,520	496,204
Wing Tai Holdings Ltd.	168,000	274,484

		6,819,663

Self Storage - 0.3%
Extra Space Storage, Inc.	15,820	723,765
Public Storage	4,300	690,365

		1,414,130

		8,233,793

Company	Shares	U.S. $ Value
Telecommunication Services - 1.2%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	58,400	$1,975,088
Bezeq The Israeli Telecommunication Corp., Ltd.	103,067	189,519
Nippon Telegraph & Telephone Corp.	9,700	504,891
TDC A/S	38,521	325,952
Telenor ASA	10,340	236,304
Vivendi SA	16,994	390,918

		3,622,672

Wireless Telecommunication Services - 0.5%
NTT DoCoMo, Inc. (b)	16,800	272,229
Turkcell Iletisim Hizmetleri AS (a)	32,870	193,150
Vodafone Group PLC	333,353	1,170,010
Vodafone Group PLC (Sponsored ADR)	38,400	1,350,912

		2,986,301

		6,608,973

Utilities - 1.0%
Electric Utilities - 0.7%
American Electric Power Co., Inc.	14,100	611,235
Edison International	26,900	1,239,014
EDP - Energias de Portugal SA	92,990	339,719
Electricite de France SA	11,660	368,828
NV Energy, Inc.	46,000	1,086,060

		3,644,856

Gas Utilities - 0.1%
Atmos Energy Corp.	17,100	728,289

Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC	33,048	519,766

Multi-Utilities - 0.1%
Centrica PLC	54,630	326,956
DTE Energy Co.	2,500	164,950
National Grid PLC	31,870	376,468

		868,374

		5,761,285

Office - 1.0%
Office - 1.0%
Allied Properties Real Estate Investment Trust	11,906	375,194
Boston Properties, Inc.	2,494	266,609
Brandywine Realty Trust	26,310	346,766
CapitaCommercial Trust	290,000	334,820
Cominar Real Estate Investment Trust	19,103	357,005
Cousins Properties, Inc.	64,502	663,726
Investa Office Fund	71,490	196,620
Japan Excellent, Inc.	42	273,231
Japan Real Estate Investment Corp.	40	466,371
Kenedix Realty Investment Corp. - Class A	79	388,575

Company	Shares		U.S. $ Value
Orix JREIT, Inc.		304	$386,225
Parkway Properties, Inc./MD		30,638	544,437
SL Green Realty Corp.		4,350	386,454
Workspace Group PLC		43,440	319,276

			5,305,309

Lodging - 0.6%
Lodging - 0.6%
Ashford Hospitality Trust, Inc.		44,830	553,202
Chesapeake Lodging Trust		8,160	192,086
DiamondRock Hospitality Co.		39,424	420,654
Host Hotels & Resorts, Inc.		20,310	358,878
InterContinental Hotels Group PLC		8,461	246,988
LaSalle Hotel Properties		13,660	389,583
Pebblebrook Hotel Trust		20,480	587,981
RLJ Lodging Trust		23,625	554,951

			3,304,323

Total Common Stocks (cost $280,298,219)			352,786,093

	Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 8.9%
Industrial - 4.5%
Basic - 0.6%
Barrick Gold Corp.
4.10%, 5/01/23	U.S.$	45	39,627
Basell Finance Co. BV
8.10%, 3/15/27 (c)		145	183,092
Cia Minera Milpo SAA
4.625%, 3/28/23 (c)		240	213,723
Dow Chemical Co. (The)
4.375%, 11/15/42		183	158,212
Dow Chemical Co/The
4.125%, 11/15/21		165	168,423
8.55%, 5/15/19		253	322,670
Gerdau Trade, Inc.
4.75%, 4/15/23 (c)		395	351,931
5.75%, 1/30/21 (c)		101	98,980
Glencore Funding LLC
2.50%, 1/15/19 (c)		520	487,435
International Paper Co.
7.95%, 6/15/18		55	68,267
LyondellBasell Industries NV
5.75%, 4/15/24		435	486,515
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (c)		237	205,743
Vale SA
5.625%, 9/11/42		480	418,682

			3,203,300

Capital Goods - 0.2%
Embraer SA
5.15%, 6/15/22		130	126,100

	Principal Amount (000)		U.S. $ Value
Odebrecht Finance Ltd.
5.125%, 6/26/22 (c)	U.S.$	200	$193,500
Owens Corning
6.50%, 12/01/16 (d)		178	198,677
Republic Services, Inc.
3.80%, 5/15/18		17	18,103
5.25%, 11/15/21		165	180,998
5.50%, 9/15/19		233	263,308

			980,686

Communications - Media - 0.9%
CBS Corp.
5.75%, 4/15/20		250	280,466
8.875%, 5/15/19		190	242,885
Comcast Corp.
5.15%, 3/01/20		451	510,609
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22		215	200,670
4.60%, 2/15/21		255	255,822
4.75%, 10/01/14		155	161,092
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (c)(e)		221	221,000
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (c)		233	230,670
News America, Inc.
3.00%, 9/15/22		400	374,829
6.15%, 3/01/37-2/15/41		352	384,625
Omnicom Group, Inc.
3.625%, 5/01/22		165	158,253
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		435	553,952
Time Warner Cable, Inc.
5.00%, 2/01/20		157	158,966
7.50%, 4/01/14		145	149,714
Time Warner Entertainment Co. LP
8.375%, 3/15/23		311	362,763
WPP Finance 2010
4.75%, 11/21/21		77	79,368
WPP Finance UK
8.00%, 9/15/14		350	373,097

			4,698,781

Communications - Telecommunications - 0.6%
American Tower Corp.
5.05%, 9/01/20		380	394,172
AT&T, Inc.
4.30%, 12/15/42		23	19,149
4.45%, 5/15/21		251	263,604
5.35%, 9/01/40		328	318,340
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (c)		490	461,494
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	46	44,174
Telecom Italia Capital SA
6.00%, 9/30/34	U.S.$	65	53,460
7.175%, 6/18/19		170	186,913

	Principal Amount (000)		U.S. $ Value
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	185	$189,433
United States Cellular Corp.
6.70%, 12/15/33		135	131,035
Verizon Communications, Inc.
5.15%, 9/15/23		405	434,073
6.55%, 9/15/43		627	707,844

			3,203,691

Consumer Cyclical - Automotive - 0.2%
Ford Motor Credit Co. LLC
5.00%, 5/15/18		725	794,274
5.875%, 8/02/21		200	222,326
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (c)		341	359,530

			1,376,130

Consumer Cyclical - Entertainment - 0.1%
Time Warner, Inc.
3.40%, 6/15/22		187	181,533
4.70%, 1/15/21		123	131,454
7.625%, 4/15/31		275	342,277
Viacom, Inc.
5.625%, 9/15/19		83	94,115

			749,379

Consumer Cyclical - Other - 0.0%
Host Hotels & Resorts LP
5.25%, 3/15/22		195	202,405

Consumer Cyclical - Retailers - 0.1%
Dollar General Corp.
4.125%, 7/15/17		79	83,958
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		411	407,468

			491,426

Consumer Non-Cyclical - 0.4%
Actavis, Inc.
3.25%, 10/01/22		171	160,314
Ahold Finance USA LLC
6.875%, 5/01/29		420	498,347
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		69	73,449
8.50%, 6/15/19		153	190,509
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (c)		260	260,000
Kroger Co. (The)
3.40%, 4/15/22		322	313,436
Reynolds American, Inc.
3.25%, 11/01/22		220	202,515
Tyson Foods, Inc.
4.50%, 6/15/22		236	244,949

			1,943,519

	Principal Amount (000)		U.S. $ Value
Energy - 0.8%
Anadarko Petroleum Corp.
6.45%, 9/15/36	U.S.$	254	$291,702
ConocoPhillips Holding Co.
6.95%, 4/15/29		66	83,318
Encana Corp.
3.90%, 11/15/21		765	766,707
Marathon Petroleum Corp.
5.125%, 3/01/21		163	175,987
Nabors Industries, Inc.
5.10%, 9/15/23 (c)		180	182,134
Noble Energy, Inc.
8.25%, 3/01/19		374	467,361
Noble Holding International Ltd.
4.90%, 8/01/20		36	37,945
Phillips 66
4.30%, 4/01/22		374	381,277
Reliance Holdings USA, Inc.
5.40%, 2/14/22 (c)		315	310,563
Transocean, Inc.
3.80%, 10/15/22		409	385,111
6.375%, 12/15/21		2	2,223
6.50%, 11/15/20		185	206,505
Valero Energy Corp.
6.125%, 2/01/20		275	316,192
Weatherford International Ltd./Bermuda
5.125%, 9/15/20		175	182,445
9.625%, 3/01/19		285	358,816

			4,148,286

Technology - 0.3%
Agilent Technologies, Inc.
5.00%, 7/15/20		71	76,457
Baidu, Inc.
2.25%, 11/28/17		380	373,765
Hewlett-Packard Co.
4.65%, 12/09/21		114	111,960
Intel Corp.
4.80%, 10/01/41		265	253,906
Motorola Solutions, Inc.
3.50%, 3/01/23		300	280,089
7.50%, 5/15/25		35	42,405
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		495	484,110
Total System Services, Inc.
2.375%, 6/01/18		141	137,553
3.75%, 6/01/23		139	128,656

			1,888,901

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.25%, 10/01/14		307	319,177
5.75%, 12/15/16		155	172,804

			491,981

	Principal Amount (000)		U.S. $ Value
Transportation - Railroads - 0.1%
CSX Corp.
4.75%, 5/30/42	U.S.$	465	$443,832

Transportation - Services - 0.1%
Asciano Finance Ltd.
3.125%, 9/23/15 (c)		470	479,490
Ryder System, Inc.
5.85%, 11/01/16		127	141,426
7.20%, 9/01/15		127	140,905

			761,821

			24,584,138

Financial Institutions - 3.2%
Banking - 2.0%
Bank of America Corp.
5.875%, 1/05/21-2/07/42		414	463,230
7.375%, 5/15/14		340	353,883
Series L
5.65%, 5/01/18		90	101,567
Barclays Bank PLC
6.625%, 3/30/22 (c)	EUR	300	464,841
BNP Paribas SA
5.186%, 6/29/15 (c)	U.S.$	128	129,293
Citigroup, Inc.
3.375%, 3/01/23		630	599,488
Compass Bank
5.50%, 4/01/20		314	313,707
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		485	465,341
Countrywide Financial Corp.
6.25%, 5/15/16		92	101,734
Credit Suisse AG
6.50%, 8/08/23 (c)		267	274,449
Danske Bank A/S Series E
5.684%, 2/15/17	GBP	182	292,430
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22	U.S.$	690	764,964
Series D
6.00%, 6/15/20		440	499,617
ING Bank NV
2.00%, 9/25/15 (c)		480	485,902
JPMorgan Chase & Co.
4.625%, 5/10/21		233	248,319
Series Q
5.15%, 5/01/23		155	135,625
Macquarie Bank Ltd.
5.00%, 2/22/17 (c)		90	98,154
Macquarie Group Ltd.
4.875%, 8/10/17 (c)		194	208,837
Morgan Stanley Series G
5.50%, 7/24/20		350	386,323

	Principal Amount (000)		U.S. $ Value
Murray Street Investment Trust I
4.647%, 3/09/17	U.S.$	44	$46,926
National Capital Trust II Delaware
5.486%, 3/23/15 (c)		91	93,048
Nationwide Building Society
6.25%, 2/25/20 (c)		465	525,812
PNC Bank NA
3.80%, 7/25/23		685	670,281
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (c)		190	192,850
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (c)		346	397,900
Santander US Debt SAU
2.991%, 10/07/13 (c)		500	500,080
Skandinaviska Enskilda Banken AB
5.471%, 3/23/15 (c)		185	188,237
Societe Generale SA
2.50%, 1/15/14 (c)		245	246,053
SouthTrust Corp.
5.80%, 6/15/14		225	232,939
Standard Chartered PLC Series E
4.00%, 7/12/22 (c)		470	474,653
UBS AG/Stamford CT
7.625%, 8/17/22		380	420,114
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (c)		230	239,521
Wachovia Bank NA
5.85%, 2/01/37		250	278,979

			10,895,097

Brokerage - 0.1%
Nomura Holdings, Inc.
2.00%, 9/13/16		468	469,414

Finance - 0.1%
General Electric Capital Corp.
4.65%, 10/17/21		193	205,685
Series G
5.625%, 5/01/18		480	550,769

			756,454

Insurance - 0.7%
Allied World Assurance Co., Ltd.
7.50%, 8/01/16		160	185,877
American International Group, Inc.
4.875%, 6/01/22		375	402,285
6.40%, 12/15/20		300	353,524
Coventry Health Care, Inc.
5.95%, 3/15/17		90	102,030
6.125%, 1/15/15		40	42,620
6.30%, 8/15/14		275	287,973
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (c)		163	206,558
Hartford Financial Services Group, Inc.
4.00%, 3/30/15		95	98,972

	Principal Amount (000)		U.S. $ Value
5.125%, 4/15/22	U.S.$	180	$197,004
5.50%, 3/30/20		242	273,074
Humana, Inc.
6.45%, 6/01/16		40	44,951
7.20%, 6/15/18		285	341,382
Lincoln National Corp.
8.75%, 7/01/19		98	126,985
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (c)		90	130,319
MetLife, Inc.
7.717%, 2/15/19		112	140,277
10.75%, 8/01/39		140	205,800
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)		335	461,670
Prudential Financial, Inc.
5.625%, 6/15/43		320	301,402
XL Group PLC
5.25%, 9/15/14		135	140,667
6.375%, 11/15/24		157	180,039

			4,223,409

Other Finance - 0.1%
ORIX Corp.
4.71%, 4/27/15		336	352,825

REITS - 0.2%
ERP Operating LP
5.25%, 9/15/14		105	109,428
HCP, Inc.
5.375%, 2/01/21		505	549,468
Health Care REIT, Inc.
5.25%, 1/15/22		505	539,655

			1,198,551

			17,895,750

Utility - 1.1%
Electric - 0.3%
CMS Energy Corp.
5.05%, 3/15/22		155	166,027
Constellation Energy Group, Inc.
5.15%, 12/01/20		89	96,366
MidAmerican Energy Holdings Co.
6.125%, 4/01/36		395	441,886
Pacific Gas & Electric Co.
4.50%, 12/15/41		190	173,780
6.05%, 3/01/34		38	42,277
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (c)		348	350,156
TECO Finance, Inc.
4.00%, 3/15/16		100	106,106
5.15%, 3/15/20		125	136,307

			1,512,905

	Principal Amount (000)		U.S. $ Value
Natural Gas - 0.8%
DCP Midstream LLC
5.35%, 3/15/20 (c)	U.S.$	137	$146,719
Energy Transfer Partners LP
6.70%, 7/01/18		127	148,734
7.50%, 7/01/38		410	473,376
Enterprise Products Operating LLC
5.20%, 9/01/20		305	339,401
Kinder Morgan Energy Partners LP
2.65%, 2/01/19		679	674,325
3.95%, 9/01/22		424	416,880
4.15%, 3/01/22		220	221,124
Nisource Finance Corp.
6.80%, 1/15/19		502	591,588
ONEOK, Inc.
4.25%, 2/01/22		480	448,933
Talent Yield Investments Ltd.
4.50%, 4/25/22 (c)		490	487,674
TransCanada PipeLines Ltd.
6.35%, 5/15/67		120	123,834
Williams Cos., Inc. (The)
3.70%, 1/15/23		434	391,961
Williams Partners LP
5.25%, 3/15/20		298	321,318

			4,785,867

			6,298,772

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
CNOOC Finance 2013 Ltd.
3.00%, 5/09/23		286	257,059
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (c)		290	317,579

			574,638

Total Corporates - Investment Grades (cost $47,735,404)			49,353,298

MORTGAGE PASS-THROUGHS - 7.0%
Agency Fixed Rate 30-Year - 5.9%
Federal Home Loan Mortgage Corp. Gold
4.00%, 10/01/43, TBA		855	893,608
4.50%, 10/01/39		1,918	2,040,754
Series 2005
5.50%, 1/01/35		498	541,030
Series 2007
5.50%, 7/01/35		53	57,802
Federal National Mortgage Association
3.00%, 10/01/43, TBA		3,560	3,477,675
3.50%, 10/01/43, TBA		11,320	11,523,407
4.00%, 10/01/43, TBA		5,515	5,784,718
4.50%, 8/01/40		560	598,898
4.50%, 10/01/43, TBA		2,710	2,894,195
5.00%, 12/01/39		319	352,045
5.00%, 10/01/43, TBA		790	856,656
Series 2004

	Principal Amount (000)		U.S. $ Value
5.50%, 2/01/34-11/01/34	U.S.$	192	$209,819
Series 2005
4.50%, 8/01/35		132	141,370
Series 2007
4.50%, 9/01/35		116	124,203
5.50%, 1/01/37-8/01/37		724	790,124
Series 2008
5.50%, 8/01/37		315	343,460
Series 2013
3.50%, 12/01/42		1,910	1,949,850

			32,579,614

Agency Fixed Rate 15-Year - 0.9%
Federal National Mortgage Association
2.50%, 10/01/28, TBA		4,715	4,741,522

Agency ARMs - 0.2%
Federal Home Loan Mortgage Corp.
2.372%, 4/01/35 (d)		735	780,789
Series 2008
2.588%, 11/01/37 (f)		58	61,815
Federal National Mortgage Association
2.456%, 8/01/37 (d)		309	330,396
Series 2007
2.378%, 3/01/34 (f)		209	220,823

			1,393,823

Total Mortgage Pass-Throughs (cost $37,574,713)			38,714,959

GOVERNMENTS - TREASURIES - 5.7%
United States - 5.7%
U.S. Treasury Bonds
2.75%, 8/15/42		280	232,094
3.125%, 2/15/43		670	600,278
3.625%, 8/15/43		1,420	1,403,582
4.50%, 2/15/36		1,490	1,721,881
4.625%, 2/15/40		3,835	4,510,320
5.375%, 2/15/31		5	6,377
U.S. Treasury Notes
0.75%, 6/30/17		775	768,764
0.875%, 11/30/16		7,325	7,357,618
1.00%, 3/31/17		2,790	2,802,859
1.375%, 9/30/18		1,390	1,389,023
1.50%, 8/31/18		2,390	2,405,872
1.625%, 11/15/22		955	884,195
1.75%, 5/15/22		840	795,572
2.00%, 11/15/21-2/15/23		1,277	1,232,608
2.50%, 8/15/23		5,535	5,478,787

Total Governments - Treasuries (cost $31,114,861)			31,589,830

	Principal Amount (000)		U.S. $ Value
ASSET-BACKED SECURITIES - 4.5%
Autos - Fixed Rate - 3.1%
Ally Auto Receivables Trust
Series 2013-SN1, Class A3
0.72%, 5/20/16	U.S.$	776	$776,468
Ally Master Owner Trust
Series 2011-3, Class A2
1.81%, 5/15/16		775	780,702
Series 2013-1, Class A2
1.00%, 2/15/18		390	389,923
AmeriCredit Automobile Receivables Trust
Series 2012-4, Class A2
0.49%, 4/08/16		413	412,585
Series 2013-1, Class A2
0.49%, 6/08/16		365	365,151
Series 2013-3, Class A3
0.92%, 4/09/18		670	669,718
Series 2013-4, Class A3
0.96%, 4/09/18		275	275,408
Avis Budget Rental Car Funding AESOP LLC
Series 2012-2A, Class A
2.802%, 5/20/18 (c)		945	976,967
Series 2012-3A, Class A
2.10%, 3/20/19 (c)		345	344,067
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		395	397,234
Capital Auto Receivables Asset Trust
Series 2013-3, Class A2
1.04%, 11/21/16		570	571,239
Capital Auto Receivables Asset Trust/Ally
Series 2013-1, Class A2
0.62%, 7/20/16		364	363,637
CarMax Auto Owner Trust
Series 2012-3, Class A2
0.43%, 9/15/15		217	217,194
CFC LLC
Series 2013-1A, Class A
1.65%, 7/17/17 (c)		320	319,566
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 6/15/17 (c)		256	256,027
Series 2013-1A, Class A
1.29%, 10/16/17 (c)		228	227,681
Fifth Third Auto Trust
Series 2013-A, Class A3
0.61%, 9/15/17		386	385,167
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (c)		185	184,605
Ford Auto Securitization Trust
Series 2011-R3A, Class A2
1.96%, 7/15/15 (c)	CAD	266	258,762
Series 2013-R1A, Class A2
1.676%, 9/15/16 (c)		341	331,595
Series 2013-R4A, Class A1
1.487%, 8/15/15 (c)	CAD	299	290,277

	Principal Amount (000)		U.S. $ Value
Ford Credit Auto Lease Trust
Series 2012-B, Class A2
0.54%, 11/15/14	U.S.$	359	$358,665
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18		155	153,157
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A1
0.74%, 9/15/16		590	590,302
Series 2013-1, Class A1
0.85%, 1/15/18		279	278,556
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (c)		345	342,619
Series 2013-1A, Class A2
1.83%, 8/25/19 (c)		870	855,346
Huntington Auto Trust
Series 2011-1A, Class A3
1.01%, 1/15/16 (c)		173	173,594
Hyundai Auto Lease Securitization Trust
Series 2013-A, Class A3
0.66%, 6/15/16 (c)		505	504,898
Hyundai Auto Receivables Trust
Series 2012-B, Class C
1.95%, 10/15/18		140	141,419
M&T Bank Auto Receivables Trust
Series 2013-1A, Class
A3 1.06%, 11/15/17, TBA (c)		416	415,999
Mercedes-Benz Auto Lease Trust
Series 2013-A, Class A3
0.59%, 2/15/16		340	339,829
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (c)		714	710,873
Navistar Financial Corp. Owner Trust
Series 2012-A, Class A2
0.85%, 3/18/15 (c)		205	205,172
Nissan Auto Lease Trust
Series 2012-A, Class A2A
0.68%, 7/15/14		110	110,351
Series 2012-B, Class A2A
0.45%, 6/15/15		190	190,183
Santander Drive Auto Receivables Trust
Series 2012-3, Class A3
1.08%, 4/15/16		530	530,993
Series 2012-6, Class A2
0.47%, 9/15/15		128	128,009
Series 2013-3, Class C
1.81%, 4/15/19		489	479,151
Series 2013-4, Class A3
1.11%, 12/15/17		540	540,762
SMART Trust/Australia
Series 2012-4US, Class A2A
0.67%, 6/14/15		238	238,134

	Principal Amount (000)		U.S. $ Value
Volkswagen Auto Loan Enhanced Trust
Series 2011-1, Class A3
1.22%, 6/22/15	U.S.$	316	$316,341
World Omni Automobile Lease Securitization Trust
Series 2012-A, Class A3
0.93%, 11/16/15		572	573,475

			16,971,801

Credit Cards - Fixed Rate - 0.8%
American Express Credit Account Master Trust
Series 2012-2, Class A
0.68%, 3/15/18		1,010	1,011,273
Series 2012-5, Class A
0.59%, 5/15/18		565	564,314
Cabela’s Master Credit Card Trust
Series 2013-1A, Class A
2.71%, 2/17/26 (c)		480	451,393
Chase Issuance Trust
Series 2013-A1, Class A1
1.30%, 2/18/20		195	191,882
Discover Card Execution Note Trust
Series 2012-A1, Class A1
0.81%, 8/15/17		304	305,209
Discover Card Master Trust
Series 2012-A3, Class A3
0.86%, 11/15/17		260	261,329
Dryrock Issuance Trust
Series 2012-2, Class A
0.64%, 8/15/18		560	559,322
GE Capital Credit Card Master Note Trust
Series 2012-7, Class A
1.76%, 9/15/22		445	428,001
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		310	309,984
Series 2013-A, Class A
1.61%, 12/15/21		246	241,713

			4,324,420

Other ABS - Fixed Rate - 0.2%
CIT Equipment Collateral
Series 2012-VT1, Class A3
1.10%, 8/22/16 (c)		268	267,882
CNH Equipment Trust
Series 2012-A, Class A3
0.94%, 5/15/17		337	337,885
Series 2013-C, Class A2
0.63%, 1/17/17		378	377,690
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15		143	143,150

	Principal Amount (000)		U.S. $ Value
GE Equipment Small Ticket LLC
Series 2011-2A, Class A2
1.14%, 6/23/14 (c)	U.S.$	8	$8,408

			1,135,015

Credit Cards - Floating Rate - 0.2%
Gracechurch Card Funding PLC
Series 2012-1A, Class A1
0.882%, 2/15/17 (c) (d)		490	491,700
Penarth Master Issuer PLC
Series 2012-1A, Class A1
0.749%, 3/18/14 (c) (d)		545	545,678

			1,037,378

Autos - Floating Rate - 0.1%
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.67%, 6/20/17 (d)		790	791,683

Home Equity Loans - Floating Rate - 0.1%
GSAA Home Equity Trust
Series 2006-5, Class 2A3
0.449%, 3/25/36 (d)		424	274,589
Residential Asset Securities Corp. Trust
Series 2003-KS3, Class A2
0.779%, 5/25/33 (d)		1	863

			275,452

Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		98	97,040

Total Asset-Backed Securities (cost $24,734,428)			24,632,789

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.5%
Non-Agency Fixed Rate CMBS - 3.2%
Banc of America Commercial Mortgage Trust
Series 2006-5, Class A1A
5.415%, 9/10/47		636	697,998
CGRBS Commercial Mortgage Trust
Series 2013-VN05
3.369%, 3/13/23 (c)		495	473,049
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.605%, 4/15/40		100	101,616
Series 2006-C4, Class A1A
5.951%, 3/15/49		266	290,620
Commercial Mortgage Pass-Through Certificates
Series 2013-SFS, Class A1
1.873%, 4/12/35 (c)		243	236,247

	Principal Amount (000)		U.S. $ Value
Credit Suisse Commercial Mortgage Trust
Series 2006-C3, Class A3
5.993%, 6/15/38	U.S.$	614	$671,317
Series 2006-C3, Class AJ
5.993%, 6/15/38		190	192,246
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C1, Class A4
4.75%, 1/15/37		31	31,145
Series 2005-C1, Class A4
5.014%, 2/15/38		246	255,146
CW Capital Cobalt Ltd.
Series 2007-C3, Class A4
5.966%, 5/15/46		312	348,280
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (c)		330	324,661
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class AJ
5.396%, 4/10/37		215	190,561
Series 2007-GG9, Class A4
5.444%, 3/10/39		776	859,081
Series 2007-GG9, Class AM
5.475%, 3/10/39		326	343,026
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38		74	75,691
Series 2013-KING, Class A
2.706%, 12/10/27 (c)		515	509,717
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class A4
5.335%, 8/12/37		168	175,990
Series 2007-CB18, Class A1A
5.431%, 6/12/47		991	1,095,708
Series 2007-CB19, Class AM
5.895%, 2/12/49		175	187,315
Series 2007-CB20, Class A1A
5.746%, 2/12/51		858	961,119
Series 2007-LD11, Class A4
6.002%, 6/15/49		251	282,096
Series 2007-LD12, Class AM
6.196%, 2/15/51		280	305,657
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		985	1,094,748
Series 2010-C2, Class A1
2.749%, 11/15/43 (c)		374	384,370
JP Morgan Chase Commercial Mortgage Securities Trust 2004-LN2
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (c)		535	546,830
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4
5.71%, 6/15/29		40	40,638
Series 2006-C1, Class A4
5.156%, 2/15/31		1,095	1,177,374
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38		300	301,723

	Principal Amount (000)		U.S. $ Value
Series 2006-C2, Class A1A
5.739%, 8/12/43	U.S.$	323	$357,184
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46		480	524,797
Series 2006-4, Class A1A
5.166%, 12/12/49		1,216	1,332,188
Morgan Stanley Capital I Trust
Series 2007-T27, Class A1A
5.816%, 6/11/42		746	842,972
Motel 6 Trust
Series 2012-MTL6, Class A2
1.948%, 10/05/25 (c)		480	470,663
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		86	82,112
Series 2012-C4, Class A5
2.85%, 12/10/45		168	156,675
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25, Class A1A
5.91%, 5/15/43		844	919,206
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		456	441,229

			17,280,995

Non-Agency Floating Rate CMBS - 0.2%
Banc of America Commercial Mortgage Trust
Series 2007-5, Class AM
5.772%, 2/10/51 (f)		150	160,055
Extended Stay America Trust
Series 2013-ESFL, Class A2FL
0.882%, 12/05/31 (c) (d)		250	248,280
GS Mortgage Securities Corp. II
Series 2013-KYO, Class A
1.032%, 11/08/29 (c) (d)		505	500,200
GS Mortgage Securities Corp. II Trust
Series 2007-EOP, Class E
2.476%, 3/06/20 (c) (d)		75	75,240
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (c) (f)		276	262,294

			1,246,069

Agency CMBS - 0.1%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A2
3.531%, 6/25/20		634	663,994

Total Commercial Mortgage-Backed Securities (cost $19,148,616)			19,191,058

	Principal Amount (000)		U.S. $ Value
AGENCIES - 2.1%
Agency Debentures - 2.1%
Federal Farm Credit Banks
0.212%, 2/13/15 (d)	U.S.$	4,715	$4,719,908
Federal National Mortgage Association
6.25%, 5/15/29		740	947,110
6.625%, 11/15/30		2,277	3,043,564
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		3,249	2,758,495

Total Agencies (cost $10,812,548)			11,469,077

CORPORATES - NON-INVESTMENT GRADES - 1.0%
Industrial - 0.5%
Basic - 0.0%
Eagle Spinco, Inc.
4.625%, 2/15/21 (c)		40	38,400

Capital Goods - 0.1%
B/E Aerospace, Inc.
5.25%, 4/01/22		295	292,787
Ball Corp.
5.00%, 3/15/22		290	281,300
Sealed Air Corp.
5.25%, 4/01/23 (c)		171	162,023

			736,110

Communications - Media - 0.1%
DISH DBS Corp.
5.00%, 3/15/23		210	194,775
Sirius XM Radio, Inc.
4.625%, 5/15/23 (c)		215	196,188

			390,963

Communications - Telecommunications - 0.1%
MetroPCS Wireless, Inc.
6.625%, 4/01/23 (c)		195	195,487
Sprint Corp.
7.875%, 9/15/23 (c)		205	209,100

			404,587

Consumer Cyclical - Automotive - 0.0%
Dana Holding Corp.
6.00%, 9/15/23		76	75,430

Consumer Cyclical - Other - 0.1%
MCE Finance Ltd.
5.00%, 2/15/21 (c)		210	202,650
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22		295	296,475

			499,125

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 0.0%
HCA, Inc.
4.75%, 5/01/23	U.S.$	210	$197,662
Olam International Ltd.
6.75%, 1/29/18 (c)		89	85,042

			282,704

Energy - 0.1%
Cimarex Energy Co.
5.875%, 5/01/22		145	146,450
Denbury Resources, Inc.
4.625%, 7/15/23		210	192,150

			338,600

			2,765,919

Financial Institutions - 0.5%
Banking - 0.4%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	90	116,387
Barclays Bank PLC
7.625%, 11/21/22	U.S.$	480	475,800
Citigroup, Inc.
5.95%, 1/30/23		480	447,600
HBOS Capital Funding LP
6.071%, 6/30/14 (c)		194	189,878
LBG Capital No.1 PLC
8.00%, 6/15/20 (c)		235	245,645
LBG Capital No.2 PLC Series 22
15.00%, 12/21/19 (c)	EUR	140	277,091
Societe Generale SA
4.196%, 1/26/15		102	136,783
5.922%, 4/05/17 (c)	U.S.$	100	102,000

			1,991,184

Finance - 0.1%
SLM Corp.
7.25%, 1/25/22		237	241,148
Series A
5.375%, 5/15/14		270	275,737

			516,885

Other Finance - 0.0%
Aviation Capital Group Corp.
7.125%, 10/15/20 (c)		173	187,980

			2,696,049

Utility - 0.0%
Natural Gas - 0.0%
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.50%, 7/15/23		136	128,180

	Principal Amount (000)		U.S. $ Value
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (c)	U.S.$	60	$54,300

			182,480

Total Corporates - Non-Investment Grades (cost $5,390,820)			5,644,448

INFLATION-LINKED SECURITIES - 0.7%
United States - 0.7%
U.S. Treasury Inflation Index
0.125%, 4/15/16 (TIPS) (cost $3,854,229)		3,757	3,855,512

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.5%
United States - 0.5%
Broward Cnty FL Arpt System Revenue (Fort Lauderdale Hollywood Intl Arpt Fl)
Series 2012Q
5.00%, 10/01/42		485	488,143
California GO
7.625%, 3/01/40		345	451,077
City Public Service Board of San Antonio
5.00%, 2/01/43		485	503,275
Contra Costa Community College District
5.00%, 8/01/38		485	507,198
Metropolitan Trnsp Auth NY
Series 2013A
5.00%, 11/15/38		515	523,230
University of Massachusetts Building Authority
Series 2013-1
5.00%, 11/01/39		485	506,568

Total Local Governments - Municipal Bonds (cost $2,845,576)			2,979,491

QUASI-SOVEREIGNS - 0.4%
Quasi-Sovereign Bonds - 0.4%
Indonesia - 0.0%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (c)		250	238,750

Kazakhstan - 0.1%
KazMunayGas National Co. JSC
7.00%, 5/05/20 (c)		251	283,003

Malaysia - 0.1%
Petronas Capital Ltd.
5.25%, 8/12/19 (c)		460	509,484

Mexico - 0.0%
Petroleos Mexicanos Co.
3.50%, 7/18/18		265	268,313

South Korea - 0.1%
Korea National Oil Corp.
3.125%, 4/03/17 (c)		485	498,553

	Principal Amount (000)		U.S. $ Value
United Arab Emirates - 0.1%
IPIC GMTN Ltd.
3.75%, 3/01/17 (c)	U.S.$	465	$491,737

Total Quasi-Sovereigns (cost $2,170,729)			2,289,840

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
Non-Agency Floating Rate - 0.2%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.369%, 12/25/36 (d)		442	251,410
HomeBanc Mortgage Trust
Series 2005-1, Class A1
0.429%, 3/25/35 (d)		239	194,833
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1
0.299%, 7/25/36 (d)		334	245,407
Series 2006-AR27, Class 2A2
0.379%, 10/25/36 (d)		351	288,890

			980,540

Agency Fixed Rate - 0.1%
Freddie Mac
Series 4119, Class LI
3.50%, 6/15/39 (g)		1,733	297,965
Series 4182, Class DI
3.50%, 5/15/39 (g)		1,617	252,346
Freddie Mac Strips
Series 283, Class IO
3.50%, 10/15/27 (g)		1,154	182,949

			733,260

Non-Agency Fixed Rate - 0.1%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.663%, 5/25/35		38	37,235
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-HYB2, Class 3A1
2.842%, 2/25/47		352	276,230
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		294	248,780
Merrill Lynch Mortgage Investors Trust
Series 2005-A8, Class A1C1
5.25%, 8/25/36		7	7,450

			569,695

Total Collateralized Mortgage Obligations (cost $2,369,804)			2,283,495

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Indonesia - 0.0%
Indonesia Government International Bond
3.375%, 4/15/23 (c)	U.S.$	259	$220,798

Qatar - 0.1%
Qatar Government International Bond
4.50%, 1/20/22 (c)		270	287,874

Russia - 0.1%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30 (c)		222	261,210

Turkey - 0.0%
Turkey Government International Bond
4.875%, 4/16/43		275	226,875

Total Governments - Sovereign Bonds (cost $1,040,473)			996,757

EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.2%
Basic - 0.0%
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		65	58,067

Capital Goods - 0.1%
Cemex SAB de CV
7.25%, 1/15/21 (c)		200	198,845

Communications - Telecommunications - 0.1%
MTS International Funding Ltd.
5.00%, 5/30/23 (c)		200	185,938
VimpelCom Holdings BV
5.20%, 2/13/19 (c)		200	198,374

			384,312

Consumer Non-Cyclical - 0.0%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (c)		195	181,350

Energy - 0.0%
Pacific Rubiales Energy Corp.
5.125%, 3/28/23 (c)		100	91,059

Total Emerging Markets - Corporate Bonds (cost $959,458)			913,633

	Shares
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Banking - 0.1%
Morgan Stanley
7.125%		15,000	380,157

Company	Shares		U.S. $ Value
Insurance - 0.0%
Allstate Corp. (The)
5.10%		9,175	$212,860

Total Preferred Stocks (cost $620,156)			593,017

RIGHTS - 0.0%
Financials - 0.0%
Commercial Banks - 0.0%
Barclays PLC, expiring 10/25/13 (a)		21,192	27,704

Equity:Other - 0.0%
Diversified/Specialty - 0.0%
New Hotel, expiring 12/31/13 (a)		5,574	0

Total Rights (cost $0)			27,704

WARRANTS - 0.0%
Consumer Staples - 0.0%
Food & Staples Retailing - 0.0%
Olam International Ltd., expiring 1/29/18 (a) (cost $0)		117,840	27,103

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 6.3%
Time Deposit - 5.2%
State Street Time Deposit
0.01%, 10/01/13
(cost $28,920,148)	U.S.$	28,920	28,920,148

Governments - Treasuries - 1.1%
Japan Treasury Discount Bill
Series 391
Zero Coupon, 11/25/13
(cost $5,811,980)	JPY	570,000	5,798,381

Total Short-Term Investments (cost $34,732,128)			34,718,529

Total Investments Before Security Lending Collateral for Securities Loaned -105.5% (cost $505,402,162)			582,066,633

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
Investment Companies - 0.5%
AllianceBernstein Exchange Reserves - Class I,
0.07% (h)
(cost $2,912,099)		2,912,099	2,912,099

U.S. $ Value
Total Investments - 106.0% (cost $508,314,261) (i)	$584,978,732
Other assets less liabilities - (6.0)% (j)	(33,349,598)

Net Assets - 100.0%	$551,629,134

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	1	December 2013	$38,913	$38,948	$35
TOPIX Index Futures	1	December 2013	117,089	121,726	4,637

					$4,672

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	JPY	144,447	USD	1,459	11/15/13	$(10,602)
BNP Paribas SA	USD	1,363	AUD	1,494	11/15/13	26,930
BNP Paribas SA	USD	4,208	EUR	3,165	11/15/13	74,253
BNP Paribas SA	USD	207	KRW	225,700	11/15/13	2,729
BNP Paribas SA	USD	416	NOK	2,455	11/15/13	(8,606)
BNP Paribas SA	USD	2,636	SEK	17,265	11/15/13	47,600
Citibank, NA	SEK	5,854	USD	911	11/15/13	738
Citibank, NA	USD	470	NOK	2,821	11/15/13	(2,114)
Credit Suisse International	KRW	2,012,508	USD	1,796	11/15/13	(69,845)
Credit Suisse International	USD	690	CHF	650	11/15/13	28,871
Credit Suisse International	USD	957	JPY	94,376	11/15/13	3,134
Credit Suisse International	USD	388	SGD	489	11/15/13	2,159
Credit Suisse International	CHF	543	USD	601	12/17/13	(266)
Deutsche Bank AG London	CAD	690	USD	657	10/17/13	(12,954)
Deutsche Bank AG London	USD	455	GBP	282	12/17/13	1,079
Goldman Sachs Capital Markets LP	EUR	1,771	USD	2,373	11/15/13	(23,047)
Goldman Sachs Capital Markets LP	JPY	311,268	USD	3,223	11/15/13	55,754
Goldman Sachs Capital Markets LP	USD	1,526	CHF	1,405	11/15/13	28,219
Goldman Sachs Capital Markets LP	JPY	88,042	USD	897	12/17/13	384
HSBC Bank USA	HKD	31,057	USD	4,006	11/15/13	1,189
HSBC Bank USA	NOK	3,598	USD	604	11/15/13	6,837
Royal Bank of Canada	CAD	730	USD	704	12/17/13	(3,277)
Royal Bank of Scotland PLC	JPY	55,671	USD	561	11/15/13	(5,036)
Royal Bank of Scotland PLC	USD	403	EUR	305	11/15/13	9,261
Royal Bank of Scotland PLC	JPY	570,000	USD	5,766	11/25/13	(34,687)
Royal Bank of Scotland PLC	USD	612	NZD	739	12/17/13	(1,135)
Standard Chartered Bank	HKD	4,911	USD	633	11/15/13	20
State Street Bank & Trust Co.	CAD	262	USD	254	10/17/13	(93)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	EUR	757	USD	1,012	11/08/13	$(12,599)
State Street Bank & Trust Co.	GBP	188	USD	299	11/08/13	(4,964)
State Street Bank & Trust Co.	AUD	480	USD	434	11/15/13	(12,604)
State Street Bank & Trust Co.	CHF	576	USD	621	11/15/13	(15,706)
State Street Bank & Trust Co.	EUR	155	USD	210	11/15/13	125
State Street Bank & Trust Co.	GBP	191	USD	295	11/15/13	(13,893)
State Street Bank & Trust Co.	HKD	2,237	USD	288	11/15/13	36
State Street Bank & Trust Co.	JPY	39,460	USD	395	11/15/13	(6,305)
State Street Bank & Trust Co.	SEK	2,779	USD	429	11/15/13	(3,135)
State Street Bank & Trust Co.	USD	2,518	CHF	2,302	11/15/13	28,704
State Street Bank & Trust Co.	USD	1,190	EUR	889	11/15/13	12,964
State Street Bank & Trust Co.	USD	221	GBP	139	11/15/13	4,021
State Street Bank & Trust Co.	USD	129	NOK	777	11/15/13	276
State Street Bank & Trust Co.	USD	278	NZD	337	11/15/13	1,253
State Street Bank & Trust Co.	USD	265	SGD	334	11/15/13	838
State Street Bank & Trust Co.	AUD	266	USD	246	12/17/13	(820)
State Street Bank & Trust Co.	JPY	25,948	USD	264	12/17/13	270
State Street Bank & Trust Co.	SEK	1,720	USD	267	12/17/13	169
State Street Bank & Trust Co.	USD	262	CHF	245	12/17/13	8,774
State Street Bank & Trust Co.	USD	852	EUR	629	12/17/13	(510)
State Street Bank & Trust Co.	USD	124	GBP	79	12/17/13	3,704
State Street Bank & Trust Co.	USD	259	JPY	25,948	12/17/13	5,480
State Street Bank & Trust Co.	USD	460	SEK	3,021	12/17/13	9,732
UBS AG	BRL	1,172	USD	510	10/02/13	(18,824)
UBS AG	USD	523	BRL	1,172	10/02/13	6,162
UBS AG	GBP	610	USD	943	11/15/13	(43,969)
UBS AG	USD	892	GBP	577	11/15/13	41,590
UBS AG	EUR	438	USD	579	12/17/13	(13,882)
UBS AG	USD	1,432	CHF	1,332	12/17/13	41,857

						$136,239

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$1,970	1/30/17	1.059%	3 Month LIBOR	$(13,547)
JPMorgan Chase Bank, NA	$2,200	2/07/22	2.043%	3 Month LIBOR	$69,376

					$55,829

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
BNP Paribas SA:
Anadarko Petroleum Corp.
5.95%, 9/15/16, 9/20/17*	1.00%	0.59%	$530	$8,446	$(14,249)	$22,695

*	Termination date

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the aggregate market value of these securities amounted to $28,847,009 or 5.2% of net assets.
(d)	Floating Rate Security. Stated interest rate was in effect at September 30, 2013.
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2013.
(f)	Variable rate coupon, rate shown as of September 30, 2013.
(g)	IO - Interest Only
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of September 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $84,484,810 and gross unrealized depreciation of investments was $(7,820,339), resulting in net unrealized appreciation of $76,664,471.
(j)	An amount of U.S. $7,686 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2013.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar

SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ABS	-	Asset-Backed Securities
ADR	-	American Depositary Receipt
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
OJSC	-	Open Joint Stock Company
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TOPIX	-	Tokyo Price Index

AllianceBernstein Variable Products Series Fund

Balanced Wealth Strategy Portfolio

September 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$38,657,943		$20,021,928		$	– 0	–	$58,679,871
Consumer Discretionary	36,549,670		16,391,248			– 0	–	52,940,918
Information Technology	40,013,404		3,548,100			– 0	–	43,561,504
Industrials	23,979,078		16,676,312			– 0	–	40,655,390
Health Care	33,676,543		5,532,942			– 0	–	39,209,485
Energy	21,678,911		3,383,229			– 0	–	25,062,140
Consumer Staples	11,300,288		12,343,311			– 0	–	23,643,599
Equity:Other	6,833,395		13,077,266			– 0	–	19,910,661
Materials	4,807,077		5,942,714			– 0	–	10,749,791
Retail	4,374,735		4,784,316			– 0	–	9,159,051
Residential	4,273,584		3,960,209			– 0	–	8,233,793
Telecommunication Services	3,841,471		2,767,502			– 0	–	6,608,973
Utilities	4,349,314		1,411,971			– 0	–	5,761,285
Office	3,259,467		2,045,842			– 0	–	5,305,309
Lodging	3,057,335		246,988			– 0	–	3,304,323
Corporates - Investment Grades	– 0	–	49,353,298			– 0	–	49,353,298
Mortgage Pass-Throughs	– 0	–	38,714,959			– 0	–	38,714,959
Governments - Treasuries	– 0	–	31,589,830			– 0	–	31,589,830
Asset-Backed Securities	– 0	–	23,125,282			1,507,507		24,632,789
Commercial Mortgage-Backed Securities	– 0	–	17,454,862			1,736,196		19,191,058
Agencies	– 0	–	11,469,077			– 0	–	11,469,077
Corporates - Non-Investment Grades	– 0	–	5,559,406			85,042		5,644,448
Inflation-Linked Securities	– 0	–	3,855,512			– 0	–	3,855,512
Local Governments - Municipal Bonds	– 0	–	2,979,491			– 0	–	2,979,491
Quasi-Sovereigns	– 0	–	2,289,840			– 0	–	2,289,840
Collateralized Mortgage Obligations	– 0	–	733,260			1,550,235		2,283,495
Governments - Sovereign Bonds	– 0	–	996,757			– 0	–	996,757
Emerging Markets - Corporate Bonds	– 0	–	913,633			– 0	–	913,633
Preferred Stocks	593,017		– 0	–		– 0	–	593,017
Rights	27,704		– 0	–		– 0	– ^	27,704
Warrants	27,103		– 0	–		– 0	–	27,103
Short-Term Investments:
Time Deposit	– 0	–	28,920,148			– 0	–	28,920,148
Government-Treasuries	– 0	–	5,798,381			– 0	–	5,798,381
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,912,099		– 0	–		– 0	–	2,912,099

Total Investments in Securities	244,212,138		335,887,614			4,878,980		584,978,732
Other Financial Instruments* :
Assets:
Futures	– 0	–	4,672			– 0	–	4,672
Forward Currency Exchange Contracts	– 0	–	455,121			– 0	–	455,121
Interest Rate Swaps	– 0	–	69,376			– 0	–	69,376
Credit Default Swaps	– 0	–	22,695			– 0	–	22,695
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(318,882)			– 0	–	(318,882)
Interest Rate Swaps	– 0	–	(13,547)			– 0	–	(13,547)

Total+	$244,212,138		$336,107,049			$4,878,980		$585,198,167

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock - Residential			Asset-Backed Securities		Commercial Mortgage-Backed Securities
Balance as of 12/31/12		$297,587		$1,397,999			$1,601,699
Accrued discounts/(premiums)		– 0	–	2,751			2,711
Realized gain (loss)		– 0	–	7,139			47,995
Change in unrealized appreciation/depreciation		– 0	–	(24,951)			(61,072)
Purchases		– 0	–	675,070			1,028,559
Sales		– 0	–	(550,501)			(883,696)
Transfers in to Level 3		– 0	–	– 0	–		– 0	–
Transfers out of Level 3		(297,587)		– 0	–		– 0	–

Balance as of 9/30/13+	$	– 0	–	$1,507,507			$1,736,196

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/13	$	– 0	–	$(22,001)			$(61,072)

	Corporates - Non-Investment Grades			Collateralized Mortgage Obligations		Rights^
Balance as of 12/31/12	$	– 0	–	$60,916		$	– 0	–
Accrued discounts/(premiums)		881		5,637			– 0	–
Realized gain (loss)		3,503		9,581			– 0	–
Change in unrealized appreciation/depreciation		(27)		(84,378)			– 0	–
Purchases		216,295		1,660,677			– 0	–
Sales		(135,610)		(102,198)			– 0	–
Transfers in to Level 3		– 0	–	– 0	–		– 0	–
Transfers out of Level 3		– 0	–	– 0	–		– 0	–

Balance as of 9/30/13		$85,042		$1,550,235		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/13		$(27)		$(84,378)		$	– 0	–

	Total
Balance as of 12/31/12		$3,358,201
Accrued discounts/(premiums)		11,980
Realized gain (loss)		68,218
Change in unrealized appreciation/depreciation		(170,428)
Purchases		3,580,601
Sales		(1,672,005)
Transfers in to Level 3		– 0	–
Transfers out of Level 3		(297,587)

Balance as of 9/30/13		$4,878,980

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/13		$(167,478)

+	There were de minimis transfers under 1% of net assets during the reporting period.
^	The Portfolio held securities with zero market value at period end.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Dynamic Asset Allocation Portfolio

Portfolio of Investments

September 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 33.1%
Financials - 6.9%
Capital Markets - 0.7%
3i Group PLC	4,278	$25,176
Aberdeen Asset Management PLC	3,678	22,525
Ameriprise Financial, Inc.	745	67,855
Bank of New York Mellon Corp. (The)	4,215	127,251
BlackRock, Inc. - Class A	477	129,086
Charles Schwab Corp. (The)	3,990	84,349
Credit Suisse Group AG (a)	5,205	159,179
Daiwa Securities Group, Inc.	6,000	54,148
Deutsche Bank AG (REG)	4,552	208,942
E*Trade Financial Corp. (a)	1,020	16,830
Franklin Resources, Inc.	1,520	76,836
Goldman Sachs Group, Inc. (The)	1,588	251,237
Hargreaves Lansdown PLC	1,481	23,481
ICAP PLC	4,211	25,483
Invesco Ltd.	1,630	51,997
Investec PLC	3,183	20,612
Julius Baer Group Ltd. (a)	1,220	56,966
Legg Mason, Inc.	360	12,038
Macquarie Group Ltd.	890	39,873
Morgan Stanley	5,020	135,289
Nomura Holdings, Inc.	16,200	126,712
Northern Trust Corp.	810	44,056
Partners Group Holding AG	427	104,810
Ratos AB	3,049	28,380
Schroders PLC	729	30,393
State Street Corp.	1,685	110,789
T Rowe Price Group, Inc.	925	66,535
UBS AG (a)	16,277	333,604

		2,434,432

Commercial Banks - 2.6%
Aozora Bank Ltd. (b)	6,000	17,819
Australia & New Zealand Banking Group Ltd.	12,253	352,303
Banco Bilbao Vizcaya Argentaria SA	24,703	276,239
Banco de Sabadell SA	11,894	29,948
Banco Espirito Santo SA (a)	10,016	10,658
Banco Popular Espanol SA (a)	7,493	40,224
Banco Santander SA	49,731	405,463
Bank Hapoalim BM	4,812	24,350
Bank Leumi Le-Israel BM (a)	6,125	22,775
Bank of East Asia Ltd.	9,600	40,667
Bank of Ireland (a)	104,450	29,629
Bank of Kyoto Ltd. (The) (b)	2,000	17,620
Bank of Yokohama Ltd. (The) (b)	3,000	17,205
Bankia SA (a)	14,003	15,288
Barclays PLC	54,576	233,240
BB&T Corp.	2,550	86,062
Bendigo and Adelaide Bank Ltd.	3,446	32,242
BNP Paribas SA	4,438	300,206
BOC Hong Kong Holdings Ltd.	10,000	32,130
CaixaBank	3,917	17,211
Chiba Bank Ltd. (The) (b)	6,000	43,941
Comerica, Inc.	650	25,551

Company	Shares	U.S. $ Value
Commerzbank AG (a)	2,916	$33,583
Commonwealth Bank of Australia	7,198	478,380
Credit Agricole SA (a)	4,067	44,845
Danske Bank A/S (a)	2,928	63,142
DBS Group Holdings Ltd.	8,000	104,725
DnB ASA	4,364	66,271
Erste Group Bank AG	1,151	36,373
Fifth Third Bancorp	3,190	57,548
Fukuoka Financial Group, Inc.	4,000	18,112
Hang Seng Bank Ltd.	2,100	34,193
HSBC Holdings PLC	83,173	900,211
Huntington Bancshares, Inc./OH	3,065	25,317
Intesa Sanpaolo SpA	40,386	83,540
Iyo Bank Ltd. (The)	3,000	31,502
Joyo Bank Ltd. (The) (b)	3,000	16,138
KBC Groep NV	1,024	50,383
KeyCorp	3,375	38,475
Lloyds Banking Group PLC (a)	206,421	245,775
M&T Bank Corp.	465	52,043
Mitsubishi UFJ Financial Group, Inc.	56,900	364,977
Mizrahi Tefahot Bank Ltd.	973	10,713
Mizuho Financial Group, Inc.	102,500	222,830
National Australia Bank Ltd.	10,463	335,247
Natixis	9,006	43,123
Nordea Bank AB	12,659	152,757
Oversea-Chinese Banking Corp., Ltd.	12,000	98,613
PNC Financial Services Group, Inc. (The)	1,930	139,828
Raiffeisen Bank International AG	176	5,761
Regions Financial Corp.	5,175	47,920
Resona Holdings, Inc.	8,400	43,126
Royal Bank of Scotland Group PLC (a)	9,565	55,514
Seven Bank Ltd. (b)	5,324	17,835
Shinsei Bank Ltd.	12,000	29,288
Shizuoka Bank Ltd. (The) (b)	4,000	45,630
Skandinaviska Enskilda Banken AB	4,967	52,651
Societe Generale SA	3,136	156,233
Standard Chartered PLC	10,809	258,959
Sumitomo Mitsui Financial Group, Inc. (b)	5,700	276,025
Sumitomo Mitsui Trust Holdings, Inc. (b)	15,000	74,551
SunTrust Banks, Inc.	1,940	62,895
Suruga Bank Ltd.	1,000	17,239
Svenska Handelsbanken AB	2,228	95,324
Swedbank AB - Class A	4,044	94,197
UniCredit SpA	15,077	96,279
Unione di Banche Italiane SCPA	5,202	26,358
United Overseas Bank Ltd.	6,000	98,969
US Bancorp/MN	6,765	247,464
Wells Fargo & Co.	18,025	744,793
Westpac Banking Corp.	13,859	423,626
Zions Bancorporation	630	17,275

		8,807,327

Consumer Finance – 0.2%
Acom Co., Ltd. (a)	6,200	23,442
AEON Financial Service Co., Ltd.	800	25,199
American Express Co.	3,510	265,075
Capital One Financial Corp.	2,163	148,685

Company	Shares	U.S. $ Value
Credit Saison Co., Ltd.	700	$19,062
Discover Financial Services	1,810	91,478
SLM Corp.	1,600	39,840

		612,781

Diversified Financial Services - 1.1%
ASX Ltd.	1,453	46,788
Bank of America Corp.	39,495	545,031
Berkshire Hathaway, Inc. - Class B (a)	6,680	758,247
Citigroup, Inc.	11,129	539,868
CME Group, Inc./IL - Class A	1,100	81,268
Deutsche Boerse AG	862	64,873
Eurazeo SA	78	5,012
Exor SpA	1,279	48,127
Groupe Bruxelles Lambert SA	360	30,648
Hong Kong Exchanges and Clearing Ltd.	4,900	78,679
ING Groep NV (a)	10,296	116,829
IntercontinentalExchange, Inc. (a)	300	54,426
Investment AB Kinnevik - Class B	2,015	69,757
Investor AB - Class B	1,705	51,708
Japan Exchange Group, Inc. (b)	945	21,013
JPMorgan Chase & Co.	13,865	716,682
Leucadia National Corp.	1,055	28,738
London Stock Exchange Group PLC	969	24,105
McGraw Hill Financial, Inc.	1,010	66,246
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,500	18,607
Moody’s Corp.	695	48,879
NASDAQ OMX Group, Inc. (The)	410	13,157
NYSE Euronext	685	28,756
ORIX Corp.	5,580	91,221
Pargesa Holding SA	18	1,350
Pohjola Bank PLC	654	10,899
Resolution Ltd.	3,866	19,871
Singapore Exchange Ltd.	3,000	17,377
Wendel SA	398	53,970

		3,652,132

Insurance - 1.3%
ACE Ltd.	1,235	115,547
Admiral Group PLC	819	16,337
Aegon NV	16,514	122,191
Aflac, Inc.	1,705	105,693
Ageas	943	38,211
AIA Group Ltd.	53,781	253,070
Allianz SE	2,036	320,321
Allstate Corp. (The)	1,700	85,935
American International Group, Inc.	5,402	262,699
AMP Ltd.	13,149	56,603
Aon PLC	1,115	83,001
Assicurazioni Generali SpA	5,214	104,320
Assurant, Inc.	260	14,066
Aviva PLC	13,159	84,462
Chubb Corp. (The)	960	85,690
Cincinnati Financial Corp.	510	24,052
CNP Assurances	1,570	28,293
Dai-ichi Life Insurance Co., Ltd. (The) (b)	3,800	54,419
Direct Line Insurance Group PLC	6,949	23,984
Genworth Financial, Inc. - Class A (a)	1,785	22,830

Company	Shares	U.S. $ Value
Gjensidige Forsikring ASA	1,479	$22,326
Hannover Rueck SE	377	27,704
Hartford Financial Services Group, Inc.	1,625	50,570
Insurance Australia Group Ltd.	6,220	34,097
Legal & General Group PLC	26,411	83,806
Lincoln National Corp.	990	41,570
Loews Corp.	1,090	50,947
Mapfre SA	3,353	12,002
Marsh & McLennan Cos., Inc.	1,990	86,664
MetLife, Inc.	4,020	188,739
MS&AD Insurance Group Holdings	2,300	60,284
Muenchener Rueckversicherungs AG	801	156,581
NKSJ Holdings, Inc.	1,000	25,796
Old Mutual PLC	17,076	51,834
Principal Financial Group, Inc.	990	42,392
Progressive Corp. (The)	1,995	54,324
Prudential Financial, Inc.	1,715	133,736
Prudential PLC	11,428	212,609
QBE Insurance Group Ltd.	5,358	73,377
RSA Insurance Group PLC	9,493	18,570
Sampo	1,871	80,484
SCOR SE	935	30,987
Sony Financial Holdings, Inc.	875	16,076
Standard Life PLC	8,229	45,985
Suncorp Group Ltd.	5,745	70,259
Swiss Life Holding AG (a)	249	47,149
Swiss Re AG (a)	1,573	130,324
T&D Holdings, Inc.	1,550	19,247
Tokio Marine Holdings, Inc.	3,100	101,634
Torchmark Corp.	335	24,237
Travelers Cos., Inc. (The)	1,380	116,983
Tryg A/S	183	16,858
Unum Group	970	29,527
Vienna Insurance Group AG Wiener Versicherung Gruppe	190	9,758
XL Group PLC	1,060	32,669
Zurich Insurance Group AG (a)	662	170,656

		4,272,485

Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	1,465	108,600
Apartment Investment & Management Co. - Class A	525	14,669
AvalonBay Communities, Inc.	445	56,555
Boston Properties, Inc.	550	58,795
British Land Co. PLC	4,209	39,319
CapitaMall Trust	14,000	21,874
CFS Retail Property Trust Group	11,279	21,092
Dexus Property Group	23,282	21,794
Equity Residential	1,190	63,748
Fonciere Des Regions	329	27,283
Gecina SA	253	32,356
Goodman Group	5,915	26,953
GPT Group	6,698	21,732
Hammerson PLC	2,197	17,811
HCP, Inc.	1,630	66,749
Health Care REIT, Inc.	1,025	63,940
Host Hotels & Resorts, Inc.	2,700	47,709
ICADE	903	82,441

Company	Shares	U.S. $ Value
Intu Properties PLC	9,038	$46,950
Japan Real Estate Investment Corp.	2	23,319
Japan Retail Fund Investment Corp.	8	16,472
Kimco Realty Corp.	1,480	29,866
Klepierre	695	30,141
Land Securities Group PLC	3,497	51,980
Link REIT (The)	6,000	29,335
Macerich Co. (The)	510	28,784
Mirvac Group	12,834	20,864
Nippon Building Fund, Inc.	2	24,815
Plum Creek Timber Co., Inc.	580	27,161
ProLogis, Inc.	1,820	68,468
Public Storage	530	85,092
Simon Property Group, Inc.	1,166	172,836
Stockland	6,911	24,981
Unibail-Rodamco SE	613	152,078
Ventas, Inc.	1,091	67,097
Vornado Realty Trust	635	53,378
Westfield Group	9,308	95,652
Westfield Retail Trust	23,944	66,375
Weyerhaeuser Co.	2,090	59,837

		1,968,901

Real Estate Management & Development - 0.4%
Aeon Mall Co., Ltd.	700	20,837
CapitaLand Ltd.	11,000	27,124
CapitaMalls Asia Ltd.	21,164	33,016
CBRE Group, Inc. - Class A (a)	1,065	24,633
Cheung Kong Holdings Ltd.	6,000	91,108
City Developments Ltd.	3,000	24,590
Daito Trust Construction Co., Ltd.	200	20,015
Daiwa House Industry Co., Ltd.	2,000	37,782
Global Logistic Properties Ltd.	14,661	33,750
Hang Lung Properties Ltd.	14,000	47,852
Henderson Land Development Co., Ltd.	4,400	27,149
Hulic Co., Ltd. (b)	2,197	33,029
IMMOFINANZ AG (a)	4,285	18,706
Kerry Properties Ltd.	8,500	36,252
Lend Lease Group	3,450	32,718
Mitsubishi Estate Co., Ltd.	6,000	177,814
Mitsui Fudosan Co., Ltd.	4,000	135,077
New World Development Co., Ltd.	22,000	33,007
Nomura Real Estate Holdings, Inc.	800	19,752
NTT Urban Development Corp.	1,600	21,095
Sino Land Co., Ltd.	16,000	23,531
Sumitomo Realty & Development Co., Ltd.	2,000	95,325
Sun Hung Kai Properties Ltd.	7,000	95,005
Swire Pacific Ltd. - Class A	2,000	23,991
Swire Properties Ltd.	25,389	71,781
Tokyo Tatemono Co., Ltd.	3,000	27,583
Tokyu Land Corp. (a)(c)(d)	2,000	20,774
Wharf Holdings Ltd.	4,000	34,634
Wheelock & Co., Ltd.	6,000	31,868

		1,319,798

Company	Shares	U.S. $ Value
Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	1,380	$12,489
People’s United Financial, Inc.	1,165	16,753

		29,242

		23,097,098

Consumer Discretionary - 4.0%
Auto Components - 0.2%
Aisin Seiki Co., Ltd.	500	21,436
BorgWarner, Inc.	440	44,612
Bridgestone Corp.	2,900	106,280
Cie Generale des Etablissements Michelin - Class B	815	90,385
Continental AG	499	84,593
Delphi Automotive PLC	1,041	60,815
Denso Corp.	2,200	103,228
GKN PLC	7,308	40,432
Goodyear Tire & Rubber Co. (The) (a)	860	19,307
Johnson Controls, Inc.	2,480	102,920
NGK Spark Plug Co., Ltd.	1,000	22,194
NOK Corp. (b)	700	10,932
Nokian Renkaat Oyj	503	25,574
Sumitomo Rubber Industries Ltd.	1,200	18,574
Toyota Industries Corp.	500	21,650

		772,932

Automobiles - 0.8%
Bayerische Motoren Werke AG	1,478	158,950
Daihatsu Motor Co., Ltd.	1,000	19,434
Daimler AG	4,296	334,959
Fiat SpA (a)	5,440	43,412
Ford Motor Co.	14,370	242,422
Fuji Heavy Industries Ltd.	3,000	83,597
General Motors Co. (a)	3,463	124,564
Harley-Davidson, Inc.	800	51,392
Honda Motor Co., Ltd.	7,300	279,026
Isuzu Motors Ltd.	3,000	19,887
Mazda Motor Corp. (a)	11,000	49,449
Mitsubishi Motors Corp. (a)(b)	1,400	15,554
Nissan Motor Co., Ltd.	11,100	112,029
Porsche Automobil Holding SE (Preference Shares)	684	59,709
Renault SA	588	46,893
Suzuki Motor Corp.	1,000	24,102
Toyota Motor Corp.	12,300	788,891
Volkswagen AG	140	31,760
Volkswagen AG (Preference Shares)	646	152,315
Yamaha Motor Co., Ltd.	3,100	45,595

		2,683,940

Distributors - 0.0%
Genuine Parts Co.	560	45,299
Jardine Cycle & Carriage Ltd.	1,000	30,454

		75,753

Diversified Consumer Services - 0.0%
Benesse Holdings, Inc. (b)	300	10,912
Gree, Inc. (b)	682	5,308
H&R Block, Inc.	970	25,860

		42,080

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure - 0.5%
Accor SA	750	$31,166
Carnival Corp.	1,585	51,734
Carnival PLC	487	16,499
Chipotle Mexican Grill, Inc. - Class A (a)	144	61,733
Compass Group PLC	8,127	111,795
Crown Ltd.	2,537	36,835
Darden Restaurants, Inc.	470	21,756
Flight Centre Ltd.	471	21,240
Galaxy Entertainment Group Ltd. (a)	8,911	62,618
Genting Singapore PLC	22,000	25,223
InterContinental Hotels Group PLC	1,228	35,847
International Game Technology	930	17,605
Marriott International, Inc./DE - Class A	845	35,541
McDonald’s Corp.	3,680	354,053
McDonald’s Holdings Co. Japan Ltd. (b)	500	13,775
OPAP SA	997	11,130
Oriental Land Co., Ltd./Japan (b)	200	33,073
Sands China Ltd.	7,700	47,717
SJM Holdings Ltd.	13,014	36,670
SKYCITY Entertainment Group Ltd.	3,080	10,258
Sodexo	292	27,245
Starbucks Corp.	2,760	212,437
Starwood Hotels & Resorts Worldwide, Inc.	695	46,183
Tatts Group Ltd.	6,512	18,836
TUI Travel PLC	4,541	27,024
Whitbread PLC	801	38,423
William Hill PLC	3,391	22,110
Wyndham Worldwide Corp.	500	30,485
Wynn Macau Ltd.	10,107	34,548
Wynn Resorts Ltd.	310	48,983
Yum! Brands, Inc.	1,645	117,436

		1,659,978

Household Durables - 0.2%
DR Horton, Inc.	1,005	19,527
Electrolux AB - Class B	2,780	71,987
Garmin Ltd. (b)	370	16,720
Harman International Industries, Inc.	240	15,895
Leggett & Platt, Inc.	475	14,321
Lennar Corp. - Class A	600	21,240
Newell Rubbermaid, Inc.	1,025	28,188
Panasonic Corp.	9,900	95,839
Persimmon PLC (a)	2,408	42,321
PulteGroup, Inc.	1,235	20,378
Rinnai Corp.	200	14,863
Sekisui Chemical Co., Ltd.	2,000	20,400
Sekisui House Ltd.	2,000	26,979
Sharp Corp./Japan (a)(b)	9,000	33,191
Sony Corp. (b)	4,500	96,592
Whirlpool Corp.	300	43,932

		582,373

Company	Shares	U.S. $ Value
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	1,360	$425,190
Expedia, Inc.	322	16,676
NetFlix, Inc. (a)	226	69,882
priceline.com, Inc. (a)	217	219,376
Rakuten, Inc.	3,245	49,258
TripAdvisor, Inc. (a)	412	31,246

		811,628

Leisure Equipment & Products - 0.1%
Hasbro, Inc.	400	18,856
Mattel, Inc.	1,235	51,697
Namco Bandai Holdings, Inc. (b)	1,800	33,659
Nikon Corp. (b)	900	15,776
Sankyo Co., Ltd.	300	14,669
Sega Sammy Holdings, Inc.	700	20,198
Shimano, Inc.	200	17,886

		172,741

Media - 0.8%
Axel Springer AG	401	22,363
British Sky Broadcasting Group PLC	4,358	61,380
Cablevision Systems Corp. - Class A	780	13,135
CBS Corp. - Class B	2,090	115,284
Comcast Corp. - Class A	9,620	434,343
Dentsu, Inc. (b)	1,000	38,147
DIRECTV (a)	2,065	123,384
Discovery Communications, Inc. - Class A (a)	895	75,556
Eutelsat Communications SA	1,052	33,249
Gannett Co., Inc.	800	21,432
Interpublic Group of Cos., Inc. (The)	1,545	26,543
ITV PLC	12,555	35,626
JCDecaux SA	1,374	50,588
Kabel Deutschland Holding AG	90	11,433
Lagardere SCA	1,458	47,353
News Corp. - Class A (a)	1,808	29,037
Omnicom Group, Inc.	960	60,902
Pearson PLC	3,650	74,282
ProSiebenSat.1 Media AG	637	27,059
Publicis Groupe SA	494	39,297
Reed Elsevier NV	2,970	59,724
Reed Elsevier PLC	5,173	69,729
Scripps Networks Interactive, Inc. - Class A	320	24,995
SES SA	971	27,786
Telenet Group Holding NV	194	9,660
Time Warner Cable, Inc. - Class A	1,065	118,854
Time Warner, Inc.	3,395	223,425
Toho Co., Ltd./Tokyo	1,000	20,880
Twenty-First Century Fox, Inc. - Class A	7,285	244,048
Viacom, Inc. - Class B	1,660	138,743
Walt Disney Co. (The)	6,114	394,292
Washington Post Co. (The) - Class B	61	37,292
WPP PLC	5,882	120,875

		2,830,696

Company	Shares	U.S. $ Value
Multiline Retail - 0.2%
Dollar General Corp. (a)	1,100	$62,106
Dollar Tree, Inc. (a)	800	45,728
Don Quijote Co., Ltd.	500	31,340
Family Dollar Stores, Inc.	355	25,567
Isetan Mitsukoshi Holdings Ltd.	1,300	19,327
J Front Retailing Co., Ltd.	3,000	24,368
JC Penney Co., Inc. (a)(b)	700	6,174
Kohl’s Corp.	730	37,777
Macy’s, Inc.	1,395	60,362
Marks & Spencer Group PLC	7,213	57,957
Next PLC	713	59,574
Nordstrom, Inc.	550	30,910
Target Corp.	2,365	151,313

		612,503

Specialty Retail - 0.6%
Abercrombie & Fitch Co. - Class A	260	9,196
AutoNation, Inc. (a)	125	6,521
AutoZone, Inc. (a)	155	65,523
Bed Bath & Beyond, Inc. (a)	805	62,275
Best Buy Co., Inc.	970	36,375
CarMax, Inc. (a)	820	39,745
Fast Retailing Co., Ltd.	200	75,430
GameStop Corp. - Class A	415	20,605
Gap, Inc. (The)	1,045	42,093
Hennes & Mauritz AB - Class B	3,314	143,982
Home Depot, Inc. (The)	5,360	406,556
Inditex SA	974	150,242
Kingfisher PLC	10,966	68,503
L Brands, Inc.	875	53,463
Lowe’s Cos., Inc.	3,930	187,107
Nitori Holdings Co., Ltd.	450	41,209
O’Reilly Automotive, Inc. (a)	410	52,312
PetSmart, Inc.	380	28,979
Ross Stores, Inc.	810	58,968
Sanrio Co., Ltd.	500	30,819
Shimamura Co., Ltd.	400	39,826
Staples, Inc.	2,425	35,526
Tiffany & Co.	435	33,330
TJX Cos., Inc.	2,620	147,742
Urban Outfitters, Inc. (a)	385	14,156
USS Co., Ltd. (b)	3,200	46,334
Yamada Denki Co., Ltd.	2,700	7,986

		1,904,803

Textiles, Apparel & Luxury Goods - 0.4%
Adidas AG	730	79,184
Burberry Group PLC	1,975	52,261
Christian Dior SA	166	32,580
Cie Financiere Richemont SA	2,331	233,556
Coach, Inc.	1,030	56,166
Fossil Group, Inc. (a)	219	25,457
Hugo Boss AG	198	25,607
Kering	338	75,746
Li & Fung Ltd.	48,000	69,917
Luxottica Group SpA	759	40,221

Company	Shares	U.S. $ Value
LVMH Moet Hennessy Louis Vuitton SA	1,134	$223,472
NIKE, Inc. - Class B	2,660	193,222
PVH Corp.	295	35,014
Ralph Lauren Corp.	240	39,535
Swatch Group AG (The)	103	66,334
Swatch Group AG (The) (REG)	522	58,910
VF Corp.	315	62,701

		1,369,883

		13,519,310

Industrials - 4.0%
Aerospace & Defense - 0.7%
BAE Systems PLC	14,460	106,278
Boeing Co. (The)	2,510	294,925
Cobham PLC	7,675	35,686
European Aeronautic Defence and Space Co. NV	2,598	165,550
General Dynamics Corp.	1,210	105,899
Honeywell International, Inc.	2,905	241,231
L-3 Communications Holdings, Inc.	325	30,713
Lockheed Martin Corp.	1,000	127,550
Meggitt PLC	2,537	22,533
Northrop Grumman Corp.	890	84,781
Precision Castparts Corp.	540	122,710
Raytheon Co.	1,200	92,484
Rockwell Collins, Inc.	500	33,930
Rolls-Royce Holdings PLC (a)	8,396	151,060
Safran SA	1,117	68,797
Singapore Technologies Engineering Ltd.	19,000	63,242
Textron, Inc.	1,005	27,748
Thales SA	694	38,151
United Technologies Corp.	3,125	336,938
Zodiac Aerospace	227	36,135

		2,186,341

Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.	565	33,652
Deutsche Post AG	4,049	134,297
Expeditors International of Washington, Inc.	720	31,723
FedEx Corp.	1,065	121,527
Kuehne & Nagel International AG	432	56,663
United Parcel Service, Inc. - Class B	2,605	238,019
Yamato Holdings Co., Ltd.	1,000	22,585

		638,466

Airlines - 0.1%
ANA Holdings, Inc. (b)	16,000	34,925
Cathay Pacific Airways Ltd.	20,000	39,077
Delta Air Lines, Inc.	3,102	73,176
Deutsche Lufthansa AG (REG) (a)	1,092	21,303
easyJet PLC	1,204	24,879
International Consolidated Airlines Group SA (a)	4,346	23,747
Japan Airlines Co., Ltd.	472	28,600
Singapore Airlines Ltd.	3,000	24,944
Southwest Airlines Co.	2,605	37,929

		308,580

Company	Shares	U.S. $ Value
Building Products - 0.1%
Asahi Glass Co., Ltd.	3,000	$18,640
Assa Abloy AB - Class B	1,164	53,488
Cie de St-Gobain	1,779	88,296
Daikin Industries Ltd.	1,000	53,374
LIXIL Group Corp.	700	14,430
Masco Corp.	1,305	27,770
TOTO Ltd. (b)	2,000	28,056

		284,054

Commercial Services & Supplies - 0.2%
ADT Corp. (The)	797	32,406
Aggreko PLC	718	18,632
Babcock International Group PLC	1,121	21,691
Brambles Ltd.	6,954	59,136
Cintas Corp.	385	19,712
Dai Nippon Printing Co., Ltd. (b)	2,000	21,205
Edenred	818	26,576
G4S PLC	11,307	46,578
Iron Mountain, Inc.	614	16,590
Pitney Bowes, Inc. (b)	705	12,824
Republic Services, Inc. - Class A	1,050	35,028
Secom Co., Ltd.	900	56,410
Serco Group PLC	1,802	15,943
Societe BIC SA	221	25,701
Stericycle, Inc. (a)	310	35,774
Toppan Printing Co., Ltd. (b)	2,000	16,164
Tyco International Ltd.	1,695	59,291
Waste Management, Inc.	1,595	65,778

		585,439

Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	667	21,240
Bouygues SA (b)	1,650	60,397
Chiyoda Corp.	4,000	48,268
Ferrovial SA	1,470	26,475
Fluor Corp.	615	43,640
Jacobs Engineering Group, Inc. (a)	465	27,054
JGC Corp.	1,000	36,205
Kajima Corp. (b)	7,000	28,512
Leighton Holdings Ltd.	1,344	24,161
Obayashi Corp.	3,000	17,952
OCI (a)	320	10,823
Quanta Services, Inc. (a)	765	21,045
Shimizu Corp.	8,000	39,088
Taisei Corp. (b)	5,000	24,610
Vinci SA	1,609	93,670

		523,140

Electrical Equipment - 0.3%
ABB Ltd. (REG) (a)	7,675	181,278
Alstom SA	729	25,945
AMETEK, Inc.	899	41,372
Eaton Corp. PLC	1,744	120,057
Emerson Electric Co.	2,650	171,455
First Solar, Inc. (a)	220	8,846

Company	Shares	U.S. $ Value
Fuji Electric Co., Ltd.	4,000	$16,363
Legrand SA	827	45,896
Mitsubishi Electric Corp.	9,000	94,967
Nidec Corp. (b)	300	25,276
Osram Licht AG (a)	292	13,708
Prysmian SpA	1,074	26,335
Rockwell Automation, Inc.	530	56,678
Roper Industries, Inc.	375	49,826
Schneider Electric SA	2,356	199,359
Sumitomo Electric Industries Ltd.	3,400	49,451

		1,126,812

Industrial Conglomerates - 0.6%
3M Co.	2,355	281,211
Danaher Corp.	2,140	148,345
General Electric Co.	37,870	904,714
Hutchison Whampoa Ltd.	10,000	120,129
Keppel Corp., Ltd.	4,000	33,254
Koninklijke Philips NV	3,341	107,784
Siemens AG	3,541	427,038
Smiths Group PLC	2,461	55,661
Toshiba Corp.	18,000	81,121

		2,159,257

Machinery - 0.8%
Alfa Laval AB	3,611	87,162
Amada Co., Ltd.	3,000	27,112
Andritz AG	375	22,069
Atlas Copco AB - Class A	1,805	52,877
Atlas Copco AB - Class B	1,715	45,321
Caterpillar, Inc.	2,435	203,006
CNH Industrial NV (a)	2,876	36,885
Cummins, Inc.	650	86,365
Deere & Co.	1,435	116,795
Dover Corp.	635	57,042
FANUC Corp.	900	149,154
Flowserve Corp.	510	31,819
GEA Group AG	896	36,825
Hino Motors Ltd.	2,000	29,641
Hitachi Construction Machinery Co., Ltd.	700	15,752
IHI Corp.	6,000	25,372
Illinois Tool Works, Inc.	1,525	116,312
IMI PLC	1,172	27,593
Ingersoll-Rand PLC	1,005	65,265
Invensys PLC	3,174	25,601
Joy Global, Inc.	385	19,650
JTEKT Corp. (b)	1,400	19,255
Kawasaki Heavy Industries Ltd.	5,000	21,774
Komatsu Ltd.	4,200	104,870
Kone Oyj - Class B	696	62,168
Kubota Corp.	4,000	58,136
Makita Corp.	400	23,305
MAN SE	407	48,525
Melrose Industries PLC	5,848	28,392
Metso Oyj	571	22,440
Mitsubishi Heavy Industries Ltd.	14,000	80,735
NGK Insulators Ltd. (b)	3,000	45,706
NSK Ltd. (b)	2,000	20,516

Company	Shares	U.S. $ Value
PACCAR, Inc.	1,310	$72,915
Pall Corp.	395	30,431
Parker Hannifin Corp.	545	59,252
Pentair Ltd.	760	49,354
Sandvik AB	2,698	37,265
Scania AB - Class B	5,123	109,828
Schindler Holding AG (REG)	271	39,441
SembCorp Marine Ltd. (b)	7,000	25,306
SKF AB - Class B	1,658	46,150
SMC Corp./Japan	200	47,733
Snap-On, Inc.	220	21,890
Stanley Black & Decker, Inc.	615	55,701
Sumitomo Heavy Industries Ltd.	6,000	27,362
Vallourec SA	641	38,409
Volvo AB - Class B	6,759	101,283
Wartsila Oyj Abp	793	35,873
Weir Group PLC (The)	651	24,539
Xylem, Inc./NY	635	17,736
Zardoya Otis SA	1,239	20,117

		2,674,025

Marine - 0.0%
AP Moeller - Maersk A/S (Line of A Shares) - Class A	3	25,933
AP Moeller - Maersk A/S - Class B	6	55,039
Mitsui OSK Lines Ltd. (a)	4,000	18,120
Nippon Yusen KK	5,000	15,856

		114,948

Professional Services - 0.2%
Adecco SA (a)	1,707	121,770
Bureau Veritas SA	1,236	39,014
Capita PLC	2,937	47,340
Dun & Bradstreet Corp. (The)	165	17,135
Equifax, Inc.	455	27,232
Experian PLC	4,508	85,831
Intertek Group PLC	720	38,558
Nielsen Holdings NV	766	27,921
Randstad Holding NV	1,613	90,976
Robert Half International, Inc.	485	18,930
SGS SA	24	57,358

		572,065

Road & Rail - 0.3%
Asciano Ltd.	8,374	45,620
Aurizon Holdings Ltd.	6,403	27,976
Central Japan Railway Co.	644	82,660
CSX Corp.	3,710	95,495
DSV A/S	511	14,500
East Japan Railway Co.	1,500	129,277
Hankyu Hanshin Holdings, Inc.	3,000	16,674
Kansas City Southern	420	45,931
Keikyu Corp.	2,000	18,936
Keio Corp. (b)	6,000	43,098
Keisei Electric Railway Co., Ltd.	2,000	20,880
Kintetsu Corp.	4,000	14,935
MTR Corp., Ltd.	7,000	27,715
Nippon Express Co., Ltd. (b)	3,000	15,075

Company	Shares	U.S. $ Value
Norfolk Southern Corp.	1,140	$88,179
Odakyu Electric Railway Co., Ltd. (b)	2,000	19,909
Ryder System, Inc.	165	9,851
Tobu Railway Co., Ltd. (b)	3,000	15,863
Tokyu Corp.	5,000	35,735
Union Pacific Corp.	1,725	267,962
West Japan Railway Co.	457	19,594

		1,055,865

Trading Companies & Distributors - 0.2%
Brenntag AG	189	31,464
Bunzl PLC	916	19,841
Fastenal Co.	980	49,245
ITOCHU Corp.	7,000	86,234
Marubeni Corp.	6,000	47,451
Mitsubishi Corp.	6,300	127,914
Mitsui & Co., Ltd.	7,800	113,739
Sumitomo Corp. (b)	3,900	52,711
Toyota Tsusho Corp. (b)	700	18,355
Travis Perkins PLC	732	19,556
Wolseley PLC	1,471	76,106
WW Grainger, Inc.	230	60,193

		702,809

Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	1,637	31,815
Aeroports de Paris	305	31,933
Atlantia SpA	2,911	59,276
Auckland International Airport Ltd.	4,070	11,204
Hutchison Port Holdings Trust	43,553	33,993
Mitsubishi Logistics Corp.	1,000	15,163
Sydney Airport	14,466	53,063
Transurban Group	3,826	24,289

		260,736

		13,192,537

Health Care - 3.8%
Biotechnology - 0.5%
Actelion Ltd. (a)	608	43,169
Alexion Pharmaceuticals, Inc. (a)	730	84,797
Amgen, Inc.	2,753	308,171
Biogen Idec, Inc. (a)	865	208,257
Celgene Corp. (a)	1,540	237,052
CSL Ltd.	2,196	131,075
Elan Corp. PLC (a)	2,134	33,174
Gilead Sciences, Inc. (a)	5,580	350,647
Grifols SA	757	31,085
Novozymes A/S - Class B	858	32,838
Regeneron Pharmaceuticals, Inc. (a)	290	90,732
Vertex Pharmaceuticals, Inc. (a)	857	64,978

		1,615,975

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories	5,715	189,681
Baxter International, Inc.	1,980	130,066

Company	Shares	U.S. $ Value
Becton Dickinson and Co.	730	$73,015
Boston Scientific Corp. (a)	4,910	57,643
CareFusion Corp. (a)	790	29,151
Coloplast A/S - Class B	496	28,251
Covidien PLC	1,725	105,121
CR Bard, Inc.	265	30,528
DENTSPLY International, Inc.	530	23,007
Edwards Lifesciences Corp. (a)	395	27,504
Essilor International SA	954	102,603
Getinge AB - Class B	2,013	71,967
Intuitive Surgical, Inc. (a)	155	58,322
Medtronic, Inc.	3,710	197,557
Olympus Corp. (a)	900	27,492
Smith & Nephew PLC	3,373	42,082
Sonova Holding AG (a)	351	43,680
St Jude Medical, Inc.	1,015	54,445
Stryker Corp.	1,075	72,659
Sysmex Corp.	200	12,790
Terumo Corp. (b)	400	20,592
Varian Medical Systems, Inc. (a)	395	29,518
William Demant Holding A/S (a)	158	14,607
Zimmer Holdings, Inc.	635	52,159

		1,494,440

Health Care Providers & Services - 0.4%
Aetna, Inc.	1,367	87,515
AmerisourceBergen Corp. - Class A	835	51,019
Cardinal Health, Inc.	1,245	64,927
CIGNA Corp.	1,065	81,856
DaVita HealthCare Partners, Inc. (a)	600	34,140
Express Scripts Holding Co. (a)	2,989	184,660
Fresenius Medical Care AG & Co. KGaA	961	62,479
Fresenius SE & Co. KGaA	558	69,314
Humana, Inc.	565	52,732
Laboratory Corp. of America Holdings (a)	325	32,221
McKesson Corp.	865	110,980
Medipal Holdings Corp. (b)	1,500	18,531
Patterson Cos., Inc.	260	10,452
Quest Diagnostics, Inc.	550	33,985
Ramsay Health Care Ltd.	1,156	39,045
Sonic Healthcare Ltd.	1,715	25,904
Suzuken Co., Ltd./Aichi Japan (b)	600	19,762
Tenet Healthcare Corp. (a)	343	14,128
UnitedHealth Group, Inc.	3,735	267,463
WellPoint, Inc.	1,100	91,971

		1,353,084

Health Care Technology - 0.0%
Cerner Corp. (a)	1,080	56,754

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	1,245	63,806
Life Technologies Corp. (a)	515	38,538
PerkinElmer, Inc.	405	15,289
QIAGEN NV (a)	2,306	49,644
Thermo Fisher Scientific, Inc.	1,335	123,020
Waters Corp. (a)	345	36,642

		326,939

Company	Shares	U.S. $ Value
Pharmaceuticals - 2.4%
AbbVie, Inc.	5,795	$259,210
Actavis, Inc. (a)	638	91,872
Allergan, Inc./United States	1,100	99,495
Astellas Pharma, Inc.	1,900	97,052
AstraZeneca PLC	5,591	290,648
Bayer AG	3,693	435,519
Bristol-Myers Squibb Co.	6,015	278,374
Chugai Pharmaceutical Co., Ltd.	2,100	43,185
Daiichi Sankyo Co., Ltd.	3,000	54,484
Dainippon Sumitomo Pharma Co., Ltd. (b)	1,400	19,132
Eisai Co., Ltd. (b)	1,100	44,767
Eli Lilly & Co.	3,615	181,943
Forest Laboratories, Inc. (a)	865	37,013
GlaxoSmithKline PLC	21,996	553,040
Hisamitsu Pharmaceutical Co., Inc.	300	16,767
Hospira, Inc. (a)	580	22,748
Johnson & Johnson	10,305	893,340
Kyowa Hakko Kirin Co., Ltd.	1,000	10,297
Merck & Co., Inc.	11,055	526,328
Merck KGaA	204	31,841
Mitsubishi Tanabe Pharma Corp. (b)	3,000	42,104
Mylan, Inc./PA (a)	1,355	51,720
Novartis AG	10,271	790,027
Novo Nordisk A/S - Class B	1,778	301,130
Ono Pharmaceutical Co., Ltd. (b)	200	12,289
Orion Oyj - Class B	465	11,734
Otsuka Holdings Co., Ltd.	1,619	46,944
Perrigo Co.	350	43,183
Pfizer, Inc.	24,436	701,558
Roche Holding AG	3,137	846,593
Sanofi	5,321	538,894
Santen Pharmaceutical Co., Ltd.	500	24,281
Shionogi & Co., Ltd. (b)	1,000	21,051
Shire PLC	2,474	98,972
Taisho Pharmaceutical Holdings Co., Ltd. (b)	172	11,358
Takeda Pharmaceutical Co., Ltd.	3,500	165,305
Teva Pharmaceutical Industries Ltd.	3,794	143,372
UCB SA	579	35,237
Zoetis, Inc.	1,796	55,891

		7,928,698

		12,775,890

Information Technology - 3.7%
Communications Equipment - 0.4%
AAC Technologies Holdings, Inc.	5,141	23,439
Cisco Systems, Inc.	19,590	458,798
F5 Networks, Inc. (a)	280	24,013
Harris Corp.	395	23,423
JDS Uniphase Corp. (a)	860	12,651
Juniper Networks, Inc. (a)	1,840	36,542
Motorola Solutions, Inc.	995	59,083

Company	Shares	U.S. $ Value
Nokia Oyj (a)	16,723	$109,401
QUALCOMM, Inc.	6,320	425,715
Telefonaktiebolaget LM Ericsson - Class B	13,589	180,988

		1,354,053

Computers & Peripherals - 0.7%
Apple, Inc.	3,343	1,593,775
Dell, Inc.	5,360	73,807
EMC Corp./MA	7,685	196,429
Gemalto NV	323	34,671
Hewlett-Packard Co.	7,070	148,329
NEC Corp.	9,000	20,909
NetApp, Inc.	1,240	52,849
SanDisk Corp.	880	52,369
Seagate Technology PLC	1,150	50,301
Western Digital Corp.	780	49,452

		2,272,891

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. - Class A	575	44,493
Corning, Inc.	5,405	78,859
FLIR Systems, Inc.	510	16,014
Fujifilm Holdings Corp.	2,100	50,610
Hamamatsu Photonics KK (b)	600	22,661
Hexagon AB - Class B	938	28,276
Hirose Electric Co., Ltd. (b)	300	46,179
Hitachi High-Technologies Corp. (b)	600	13,506
Hitachi Ltd.	22,000	145,777
Hoya Corp.	1,900	44,944
Jabil Circuit, Inc.	655	14,200
Keyence Corp.	200	76,099
Kyocera Corp.	1,400	74,658
Molex, Inc.	505	19,453
Murata Manufacturing Co., Ltd.	700	53,623
Omron Corp.	700	25,357
TDK Corp.	900	35,455
TE Connectivity Ltd.	1,510	78,188

		868,352

Internet Software & Services - 0.4%
Akamai Technologies, Inc. (a)	635	32,830
Dena Co., Ltd. (b)	529	10,767
eBay, Inc. (a)	4,275	238,502
Google, Inc. - Class A (a)	1,029	901,311
United Internet AG	1,223	46,342
VeriSign, Inc. (a)	555	28,244
Yahoo Japan Corp.	4,300	24,466
Yahoo!, Inc. (a)	3,455	114,568

		1,397,030

IT Services - 0.6%
Accenture PLC - Class A	2,375	174,895
Amadeus IT Holding SA - Class A	1,699	60,242
Automatic Data Processing, Inc.	1,770	128,113
Cap Gemini SA	854	50,786
Cognizant Technology Solutions Corp. - Class A (a)	1,115	91,564

Company	Shares	U.S. $ Value
Computer Sciences Corp.	550	$28,457
Computershare Ltd.	1,449	13,423
Fidelity National Information Services, Inc.	1,050	48,762
Fiserv, Inc. (a)	480	48,504
Fujitsu Ltd. (a)	5,000	18,716
International Business Machines Corp.	3,835	710,165
Mastercard, Inc. - Class A	385	259,020
Nomura Research Institute Ltd.	600	20,844
NTT Data Corp.	500	16,922
Otsuka Corp.	200	25,592
Paychex, Inc.	1,165	47,346
Teradata Corp. (a)	585	32,432
Total System Services, Inc.	570	16,769
Visa, Inc. - Class A	1,865	356,402
Western Union Co. (The) - Class W	2,020	37,693

		2,186,647

Office Electronics - 0.1%
Canon, Inc.	5,100	163,299
Konica Minolta, Inc.	2,000	16,847
Ricoh Co., Ltd. (b)	2,000	23,175
Xerox Corp.	4,485	46,151

		249,472

Semiconductors & Semiconductor Equipment - 0.5%
Altera Corp.	1,160	43,106
Analog Devices, Inc.	1,130	53,166
Applied Materials, Inc.	4,385	76,913
ARM Holdings PLC	6,241	99,893
ASM Pacific Technology Ltd.	900	9,119
ASML Holding NV	1,801	177,894
Broadcom Corp. - Class A	1,920	49,939
Infineon Technologies AG	3,026	30,327
Intel Corp.	18,190	416,915
KLA-Tencor Corp.	610	37,118
Lam Research Corp. (a)	579	29,639
Linear Technology Corp.	840	33,314
LSI Corp.	1,970	15,405
Microchip Technology, Inc.	695	28,002
Micron Technology, Inc. (a)	3,770	65,862
NVIDIA Corp.	2,085	32,443
Rohm Co., Ltd. (b)	1,000	41,237
STMicroelectronics NV	4,174	38,521
Teradyne, Inc. (a)	680	11,234
Texas Instruments, Inc.	4,025	162,087
Tokyo Electron Ltd.	500	26,900
Xilinx, Inc.	935	43,814

		1,522,848

Software - 0.7%
Adobe Systems, Inc. (a)	1,820	94,531
Autodesk, Inc. (a)	815	33,554
CA, Inc.	1,185	35,159
Citrix Systems, Inc. (a)	690	48,721
Dassault Systemes SA	243	32,434
Electronic Arts, Inc. (a)	1,095	27,977

Company	Shares	U.S. $ Value
GungHo Online Entertainment, Inc. (a)(b)	40	$31,323
Intuit, Inc.	1,030	68,299
Microsoft Corp.	27,550	917,690
Nexon Co., Ltd.	2,595	31,717
NICE Systems Ltd.	208	8,620
Nintendo Co., Ltd.	500	56,632
Oracle Corp.	13,450	446,137
Oracle Corp. Japan	1,000	37,305
Red Hat, Inc. (a)	680	31,375
Sage Group PLC (The)	6,084	32,487
Salesforce.com, Inc. (a)	1,994	103,509
SAP AG	4,114	304,251
Symantec Corp.	2,535	62,741
Trend Micro, Inc./Japan	500	18,684

		2,423,146

		12,274,439

Consumer Staples - 3.5%
Beverages - 0.8%
Anheuser-Busch InBev NV	3,588	355,921
Asahi Group Holdings Ltd.	1,700	44,754
Beam, Inc.	600	38,790
Brown-Forman Corp. - Class B	552	37,608
Carlsberg A/S - Class B	478	49,264
Coca-Cola Amatil Ltd.	1,634	18,713
Coca-Cola Co. (The)	14,030	531,456
Coca-Cola Enterprises, Inc.	900	36,189
Coca-Cola HBC AG (a)	542	16,236
Constellation Brands, Inc. - Class A (a)	570	32,718
Diageo PLC	11,209	356,305
Dr Pepper Snapple Group, Inc.	720	32,270
Heineken NV	1,245	88,204
Kirin Holdings Co., Ltd.	3,000	43,801
Molson Coors Brewing Co. - Class B	550	27,572
Monster Beverage Corp. (a)	510	26,648
PepsiCo, Inc.	5,675	451,163
Pernod Ricard SA	741	92,014
Remy Cointreau SA (b)	195	20,775
SABMiller PLC	4,293	218,352
Suntory Beverage & Food Ltd. (a)	848	28,599
Treasury Wine Estates Ltd.	5,315	21,946

		2,569,298

Food & Staples Retailing - 0.8%
Aeon Co., Ltd. (b)	2,700	37,268
Carrefour SA	2,692	92,335
Casino Guichard Perrachon SA	482	49,685
Colruyt SA (b)	393	21,801
Costco Wholesale Corp.	1,615	185,919
CVS Caremark Corp.	4,480	254,240
Delhaize Group SA	404	25,462
Distribuidora Internacional de Alimentacion SA	2,417	20,955
FamilyMart Co., Ltd.	1,000	43,313
J Sainsbury PLC	3,281	20,794
Jeronimo Martins SGPS SA	1,190	24,420
Kesko Oyj	322	9,671

Company	Shares	U.S. $ Value
Koninklijke Ahold NV	5,918	$102,531
Kroger Co. (The)	1,865	75,234
Lawson, Inc.	200	15,681
Metro AG	1,551	61,592
Safeway, Inc.	845	27,032
Seven & I Holdings Co., Ltd.	3,400	124,644
Sysco Corp.	2,155	68,594
Tesco PLC	36,078	209,740
Wal-Mart Stores, Inc.	6,013	444,721
Walgreen Co.	3,145	169,201
Wesfarmers Ltd.	4,495	172,682
Whole Foods Market, Inc.	1,270	74,295
WM Morrison Supermarkets PLC	9,857	44,691
Woolworths Ltd.	5,562	181,756

		2,558,257

Food Products - 0.9%
Ajinomoto Co., Inc. (b)	2,000	26,314
Archer-Daniels-Midland Co.	2,415	88,969
Associated British Foods PLC	1,705	51,747
Campbell Soup Co.	625	25,444
ConAgra Foods, Inc.	1,485	45,055
Danone SA	2,553	192,225
General Mills, Inc.	2,335	111,893
Golden Agri-Resources Ltd.	48,000	19,906
Hershey Co. (The)	550	50,875
Hormel Foods Corp.	475	20,007
JM Smucker Co. (The)	395	41,491
Kellogg Co.	915	53,738
Kerry Group PLC - Class A	781	47,498
Kikkoman Corp.	1,000	18,335
Kraft Foods Group, Inc.	2,178	114,214
Lindt & Spruengli AG (REG)	2	95,096
McCormick & Co., Inc./MD	475	30,732
Mead Johnson Nutrition Co. - Class A	760	56,438
MEIJI Holdings Co., Ltd. (b)	300	16,443
Mondelez International, Inc. - Class A	6,535	205,330
Nestle SA	14,400	1,004,171
Nippon Meat Packers, Inc.	1,000	14,353
Nissin Foods Holdings Co., Ltd. (b)	400	16,438
Orkla ASA	2,074	15,109
Tate & Lyle PLC	3,706	44,162
Toyo Suisan Kaisha Ltd.	1,000	29,361
Tyson Foods, Inc. - Class A	1,025	28,987
Unilever NV	7,274	277,624
Unilever PLC	5,731	222,823
Wilmar International Ltd.	9,000	22,751
Yakult Honsha Co., Ltd.	400	20,083

		3,007,612

Household Products - 0.4%
Clorox Co. (The)	470	38,409
Colgate-Palmolive Co.	3,200	189,760
Henkel AG & Co. KGaA	366	32,425
Henkel AG & Co. KGaA (Preference Shares)	796	82,034
Kimberly-Clark Corp.	1,415	133,321
Procter & Gamble Co. (The)	10,065	760,813
Reckitt Benckiser Group PLC	2,888	211,156
Svenska Cellulosa AB SCA - Class B	2,115	53,297

Company	Shares	U.S. $ Value
Unicharm Corp.	300	$17,556

		1,518,771

Personal Products - 0.1%
Avon Products, Inc.	1,555	32,033
Beiersdorf AG	310	27,524
Estee Lauder Cos., Inc. (The) - Class A	890	62,211
Kao Corp.	2,300	71,826
L’Oreal SA	1,080	185,379
Shiseido Co., Ltd.	1,000	18,012

		396,985

Tobacco - 0.5%
Altria Group, Inc.	7,360	252,816
British American Tobacco PLC	8,565	450,770
Imperial Tobacco Group PLC	4,350	160,809
Japan Tobacco, Inc.	4,912	177,076
Lorillard, Inc.	1,390	62,244
Philip Morris International, Inc.	6,000	519,540
Reynolds American, Inc.	1,135	55,365
Swedish Match AB	831	29,318

		1,707,938

		11,758,861

Energy - 2.9%
Energy Equipment & Services - 0.4%
Aker Solutions ASA	1,244	17,468
AMEC PLC	1,606	27,902
Baker Hughes, Inc.	1,610	79,051
Cameron International Corp. (a)	920	53,700
Cie Generale de Geophysique-Veritas (a)	1,620	37,344
Diamond Offshore Drilling, Inc.	240	14,957
Ensco PLC - Class A	850	45,688
FMC Technologies, Inc. (a)	860	47,661
Fugro NV	538	32,799
Halliburton Co.	3,140	151,191
Helmerich & Payne, Inc.	385	26,546
Nabors Industries Ltd.	1,065	17,104
National Oilwell Varco, Inc.	1,555	121,461
Noble Corp.	925	34,937
Petrofac Ltd.	697	15,834
Rowan Cos., PLC (a)	455	16,708
Saipem SpA	1,479	32,126
Schlumberger Ltd.	4,885	431,639
Seadrill Ltd.	1,676	75,275
Subsea 7 SA	1,066	22,159
Technip SA	267	31,346
Tenaris SA	1,269	29,687
Transocean Ltd.	1,255	55,776
WorleyParsons Ltd.	885	20,120

		1,438,479

Oil, Gas & Consumable Fuels - 2.5%
Anadarko Petroleum Corp.	1,845	171,567
Apache Corp.	1,445	123,027
BG Group PLC	15,199	290,144
BP PLC	84,788	594,435

Company	Shares	U.S. $ Value
Cabot Oil & Gas Corp.	1,540	$57,473
Caltex Australia Ltd.	1,410	24,361
Chesapeake Energy Corp.	1,895	49,043
Chevron Corp.	7,130	866,295
ConocoPhillips	4,470	310,710
Consol Energy, Inc.	790	26,583
Delek Group Ltd.	5	1,632
Denbury Resources, Inc. (a)	1,360	25,038
Devon Energy Corp.	1,370	79,131
ENI SpA (b)	11,360	261,146
EOG Resources, Inc.	1,005	170,126
EQT Corp.	540	47,909
Exxon Mobil Corp.	16,287	1,401,333
Galp Energia SGPS SA	1,550	25,787
Hess Corp.	1,090	84,301
Idemitsu Kosan Co., Ltd. (b)	300	26,002
Inpex Corp.	4,000	47,274
JX Holdings, Inc.	10,000	51,970
Kinder Morgan, Inc./DE	2,275	80,922
Koninklijke Vopak NV	502	28,769
Lundin Petroleum AB (a)	856	18,431
Marathon Oil Corp.	2,555	89,118
Marathon Petroleum Corp.	1,212	77,956
Murphy Oil Corp.	655	39,510
Neste Oil Oyj	572	12,660
Newfield Exploration Co. (a)	470	12,864
Noble Energy, Inc.	1,300	87,113
Occidental Petroleum Corp.	2,950	275,943
OMV AG	658	32,491
Origin Energy Ltd.	4,903	64,562
Peabody Energy Corp.	945	16,301
Phillips 66	2,260	130,673
Pioneer Natural Resources Co.	515	97,232
QEP Resources, Inc.	625	17,306
Range Resources Corp.	600	45,534
Repsol SA	3,820	94,712
Royal Dutch Shell PLC - Class A	16,959	559,063
Royal Dutch Shell PLC - Class B	11,428	394,298
Santos Ltd.	4,317	60,834
Southwestern Energy Co. (a)	1,245	45,293
Spectra Energy Corp.	2,435	83,350
Statoil ASA	4,983	113,180
Tesoro Corp.	475	20,890
TonenGeneral Sekiyu KK	2,000	18,500
Total SA	9,552	553,661
Tullow Oil PLC	4,387	72,731
Valero Energy Corp.	1,975	67,446
Williams Cos., Inc. (The)	2,455	89,264
Woodside Petroleum Ltd.	2,943	105,311
WPX Energy, Inc. (a)	695	13,386

		8,154,591

		9,593,070

Materials - 1.9%
Chemicals - 0.9%
Air Liquide SA	1,392	193,958
Air Products & Chemicals, Inc.	770	82,059
Air Water, Inc.	1,000	14,779

Company	Shares	U.S. $ Value
Airgas, Inc.	240	$25,452
Akzo Nobel NV	704	46,253
Arkema SA	450	50,146
Asahi Kasei Corp.	6,000	45,315
BASF SE	4,101	393,288
CF Industries Holdings, Inc.	240	50,599
Croda International PLC	549	23,573
Dow Chemical Co. (The)	4,425	169,920
Eastman Chemical Co.	580	45,182
Ecolab, Inc.	990	97,772
EI du Pont de Nemours & Co.	3,345	195,883
FMC Corp.	480	34,426
Givaudan SA (a)	72	105,234
Hitachi Chemical Co., Ltd.	900	14,529
Incitec Pivot Ltd.	7,611	19,110
International Flavors & Fragrances, Inc.	300	24,690
Israel Chemicals Ltd.	1,432	12,092
Israel Corp., Ltd. (The) (a)	16	8,453
Johnson Matthey PLC	915	41,578
JSR Corp.	800	14,885
K&S AG (b)	1,472	38,053
Kansai Paint Co., Ltd.	1,000	13,289
Kuraray Co., Ltd. (b)	1,000	12,019
Lanxess AG	509	33,045
Linde AG	827	163,885
LyondellBasell Industries NV - Class A	1,649	120,756
Mitsubishi Chemical Holdings Corp.	3,500	16,400
Mitsubishi Gas Chemical Co., Inc. (b)	2,000	16,854
Monsanto Co.	1,940	202,478
Mosaic Co. (The)	980	42,160
Nitto Denko Corp. (b)	600	39,128
Orica Ltd.	2,259	42,326
PPG Industries, Inc.	550	91,883
Praxair, Inc.	1,090	131,029
Sherwin-Williams Co. (The)	315	57,387
Shin-Etsu Chemical Co., Ltd. (b)	1,800	110,441
Showa Denko KK (b)	7,000	9,515
Sigma-Aldrich Corp.	455	38,812
Solvay SA	236	35,396
Sumitomo Chemical Co., Ltd.	4,000	15,306
Syngenta AG	416	170,022
Teijin Ltd.	5,000	11,556
Toray Industries, Inc. (b)	7,000	46,162
Umicore SA	509	24,716
Yara International ASA	541	22,339

		3,214,133

Construction Materials - 0.1%
CRH PLC	3,257	78,259
Fletcher Building Ltd.	3,064	24,152
HeidelbergCement AG	440	33,999
Holcim Ltd. (a)	816	60,839
Imerys SA	286	19,969
James Hardie Industries PLC	3,449	34,352
Lafarge SA	533	37,191
Taiheiyo Cement Corp. (b)	13,000	56,847
Vulcan Materials Co.	465	24,092

		369,700

Company	Shares	U.S. $ Value
Containers & Packaging - 0.1%
Amcor Ltd./Australia	3,244	$31,650
Avery Dennison Corp.	335	14,579
Ball Corp.	510	22,889
Bemis Co., Inc.	330	12,873
MeadWestvaco Corp.	620	23,796
Owens-Illinois, Inc. (a)	560	16,811
Rexam PLC	2,122	16,536
Sealed Air Corp.	690	18,761
Toyo Seikan Group Holdings Ltd.	1,700	33,503

		191,398

Metals & Mining - 0.8%
Alcoa, Inc.	3,920	31,831
Allegheny Technologies, Inc.	385	11,750
Anglo American PLC	6,223	152,804
Antofagasta PLC	1,060	14,039
ArcelorMittal (Euronext Amsterdam)	8,908	122,134
BHP Billiton Ltd.	14,341	477,164
BHP Billiton PLC	9,431	277,425
Boliden AB	1,652	24,734
Cliffs Natural Resources, Inc. (b)	530	10,865
Fortescue Metals Group Ltd.	14,926	66,478
Freeport-McMoRan Copper & Gold, Inc.	3,775	124,877
Fresnillo PLC	2,236	35,203
Glencore Xstrata PLC (a)	47,381	258,004
Hitachi Metals Ltd.	3,000	36,971
Iluka Resources Ltd.	2,008	21,534
JFE Holdings, Inc.	2,200	57,361
Kobe Steel Ltd. (a)	12,000	22,368
Mitsubishi Materials Corp.	7,000	29,005
Newcrest Mining Ltd.	2,055	22,601
Newmont Mining Corp.	1,795	50,440
Nippon Steel & Sumitomo Metal Corp. (b)	34,000	115,805
Norsk Hydro ASA	6,514	27,017
Nucor Corp.	1,160	56,863
Randgold Resources Ltd.	234	16,774
Rio Tinto Ltd.	1,946	112,642
Rio Tinto PLC	5,676	277,063
Sumitomo Metal Mining Co., Ltd.	2,000	28,421
ThyssenKrupp AG (a)	1,305	31,252
United States Steel Corp. (b)	480	9,883
Vedanta Resources PLC	571	9,990
Voestalpine AG	442	21,130

		2,554,428

Paper & Forest Products - 0.0%
International Paper Co.	1,615	72,352
OJI Holdings Corp. (b)	4,000	18,807
Stora Enso Oyj - Class R	2,457	20,835
UPM-Kymmene Oyj	2,358	32,626

		144,620

		6,474,279

Company	Shares	U.S. $ Value
Telecommunication Services - 1.3%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	19,718	$666,863
Belgacom SA (b)	795	21,145
Bezeq The Israeli Telecommunication Corp., Ltd.	7,158	13,162
BT Group PLC	35,190	194,838
CenturyLink, Inc.	2,200	69,036
Deutsche Telekom AG	12,543	181,664
Elisa Oyj	635	15,163
Frontier Communications Corp. (b)	3,630	15,137
Hellenic Telecommunications Organization SA (a)	1,095	11,395
HKT Trust/HKT Ltd.	18,882	17,754
Iliad SA	163	38,039
Inmarsat PLC	2,514	28,836
Koninklijke KPN NV (a)	2,757	8,779
Nippon Telegraph & Telephone Corp.	1,900	98,896
Orange SA	8,280	103,679
Portugal Telecom SGPS SA	2,560	11,543
Singapore Telecommunications Ltd.	36,000	107,751
Swisscom AG	62	29,793
TDC A/S	3,390	28,685
Telecom Corp. of New Zealand Ltd.	6,995	13,493
Telecom Italia SpA (ordinary shares)	64,157	52,788
Telecom Italia SpA (savings shares)	16,898	11,230
Telefonica SA (a)	18,290	284,338
Telekom Austria AG	1,044	8,741
Telenor ASA	2,746	62,755
TeliaSonera AB	5,820	44,529
Telstra Corp., Ltd.	20,376	94,549
Verizon Communications, Inc.	10,465	488,297
Vivendi SA	4,619	106,252
Windstream Holdings, Inc. (b)	2,145	17,160
Ziggo NV	1,595	64,633

		2,910,923

Wireless Telecommunication Services - 0.4%
Crown Castle International Corp. (a)	1,070	78,142
KDDI Corp.	2,403	123,490
Millicom International Cellular SA	641	56,708
NTT DoCoMo, Inc. (b)	6,800	110,188
Softbank Corp.	4,300	298,624
StarHub Ltd.	4,000	13,686
Vodafone Group PLC	217,360	762,895

		1,443,733

		4,354,656

Utilities - 1.1%
Electric Utilities - 0.6%
Acciona SA (b)	125	7,126
American Electric Power Co., Inc.	1,775	76,946
Cheung Kong Infrastructure Holdings Ltd.	7,000	48,596

Company	Shares	U.S. $ Value
Chubu Electric Power Co., Inc.	2,900	$39,835
Chugoku Electric Power Co., Inc. (The) (b)	2,900	46,156
CLP Holdings Ltd.	5,000	40,786
Contact Energy Ltd.	2,149	9,655
Duke Energy Corp.	2,582	172,426
Edison International	1,165	53,660
EDP - Energias de Portugal SA	8,962	32,741
Electricite de France SA	1,042	32,960
Enel SpA	29,393	112,862
Entergy Corp.	625	39,494
Exelon Corp.	3,097	91,795
FirstEnergy Corp.	1,485	54,128
Fortum Oyj	1,983	44,762
Hokkaido Electric Power Co., Inc. (a)	1,800	24,295
Hokuriku Electric Power Co. (b)	1,600	23,415
Iberdrola SA	21,215	123,317
Kansai Electric Power Co., Inc. (The) (a)	2,000	25,728
Kyushu Electric Power Co., Inc. (a)	1,200	17,170
NextEra Energy, Inc.	1,545	123,847
Northeast Utilities	1,110	45,788
Pepco Holdings, Inc.	890	16,429
Pinnacle West Capital Corp.	385	21,075
Power Assets Holdings Ltd.	3,500	31,291
PPL Corp.	2,295	69,722
Red Electrica Corp. SA	483	27,493
Shikoku Electric Power Co., Inc. (a)	700	11,923
Southern Co. (The)	3,160	130,129
SP AusNet	12,753	14,283
SSE PLC	4,306	102,696
Tohoku Electric Power Co., Inc. (a)	1,400	17,246
Tokyo Electric Power Co., Inc. (a)(b)	5,500	34,264
Verbund AG	183	4,141
Xcel Energy, Inc.	1,820	50,250

		1,818,430

Gas Utilities - 0.1%
AGL Resources, Inc.	398	18,320
APA Group	2,828	15,757
Enagas SA	853	20,905
Gas Natural SDG SA	1,513	31,633
Hong Kong & China Gas Co., Ltd.	29,400	70,468
ONEOK, Inc.	720	38,390
Osaka Gas Co., Ltd. (b)	5,000	21,314
Snam SpA	6,059	30,708
Toho Gas Co., Ltd. (b)	2,000	10,483
Tokyo Gas Co., Ltd.	11,000	60,334

		318,312

Independent Power Producers & Energy Traders - 0.0%
AES Corp./VA	2,235	29,703
Electric Power Development Co., Ltd.	500	16,325
Enel Green Power SpA	25,579	54,913
NRG Energy, Inc.	1,140	31,156

		132,097

Company	Shares	U.S. $ Value
Multi-Utilities - 0.4%
AGL Energy Ltd.	3,037	$43,748
Ameren Corp.	860	29,962
CenterPoint Energy, Inc.	1,545	37,034
Centrica PLC	23,112	138,323
CMS Energy Corp.	970	25,530
Consolidated Edison, Inc.	1,080	59,551
Dominion Resources, Inc./VA	2,135	133,395
DTE Energy Co.	620	40,908
E.ON SE	8,042	143,110
GDF Suez	5,926	148,540
Integrys Energy Group, Inc.	300	16,767
National Grid PLC	16,377	193,455
NiSource, Inc.	1,105	34,133
PG&E Corp.	1,575	64,449
Public Service Enterprise Group, Inc.	1,855	61,085
RWE AG	2,185	74,344
RWE AG (Preference Shares)	545	17,867
SCANA Corp.	495	22,790
Sempra Energy	810	69,336
Suez Environnement Co.	1,324	21,491
TECO Energy, Inc.	725	11,992
United Utilities Group PLC	2,853	31,910
Veolia Environnement SA	1,552	26,532
Wisconsin Energy Corp.	800	32,304

		1,478,556

Water Utilities - 0.0%
Severn Trent PLC	1,196	34,107

		3,781,502

Total Common Stocks (cost $94,181,164)		110,821,642

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 22.8%
United States - 22.8%
U.S. Treasury Bonds
1.25%, 2/15/14	$490	492,182
2.75%, 8/15/42	775	642,402
3.125%, 11/15/41-2/15/43	2,825	2,537,937
3.50%, 2/15/39	152	149,103
3.625%, 8/15/43	210	207,572
3.75%, 8/15/41	220	223,644
3.875%, 8/15/40	280	291,769
4.25%, 5/15/39	240	266,550
4.375%, 11/15/39-5/15/41	1,258	1,423,854
4.50%, 8/15/39	220	253,997
4.75%, 2/15/37-2/15/41	266	318,379
5.375%, 2/15/31	650	828,953
6.00%, 2/15/26	134	177,215
6.25%, 8/15/23-5/15/30	724	997,169
6.875%, 8/15/25	325	457,996
7.25%, 5/15/16-8/15/22	883	1,206,309
7.50%, 11/15/16	92	111,291
7.625%, 2/15/25	55	81,228
8.00%, 11/15/21	123	176,034

	Principal Amount (000)	U.S. $ Value
U.S. Treasury Notes
0.25%, 11/30/13-7/31/15	$14,000	$14,002,613
0.375%, 11/15/14-4/15/15	3,350	3,357,260
0.50%, 10/15/13-7/31/17	4,198	4,174,817
0.75%, 6/15/14-3/31/18	6,225	6,113,296
0.875%, 11/30/16-4/30/17	2,315	2,319,748
1.00%, 1/15/14-5/31/18	5,680	5,665,022
1.25%, 1/31/19-4/30/19	1,005	989,327
1.375%, 11/30/15-2/28/19	4,112	4,115,589
1.625%, 8/15/22-11/15/22	2,090	1,940,321
1.75%, 7/31/15-5/15/23	2,050	1,965,485
1.875%, 10/31/17	1,100	1,134,375
2.00%, 11/30/13-2/15/23	4,244	4,156,284
2.125%, 12/31/15-8/15/21	825	837,750
2.25%, 1/31/15-11/30/17	739	770,032
2.375%, 8/31/14-7/31/17	2,504	2,572,475
2.50%, 3/31/15	148	153,030
2.625%, 1/31/18-11/15/20	1,505	1,573,814
2.75%, 5/31/17-2/15/19	2,665	2,841,343
3.00%, 2/28/17	889	954,286
3.125%, 10/31/16-5/15/21	1,111	1,191,731
3.25%, 7/31/16 (e)	1,147	1,232,936
3.375%, 11/15/19	1,055	1,157,203
3.625%, 2/15/20-2/15/21	1,425	1,581,773
3.75%, 11/15/18	615	686,157

Total Governments - Treasuries (cost $77,865,338)		76,330,251

	Shares
INVESTMENT COMPANIES - 4.3%
Funds and Investment Trusts - 4.3%
iShares MSCI EAFE ETF	40,137	2,560,339
iShares MSCI Emerging Markets ETF	177,960	7,255,429
SPDR S&P 500 ETF Trust	27,871	4,685,115

Total Investment Companies (cost $14,460,977)		14,500,883

	Contracts
OPTIONS PURCHASED - PUTS - 0.0%
Options on Equity Indices - 0.0%
Euro Stoxx 50 Index
Expiration: Oct 2013, Exercise Price: EUR 2,600.00 (a)(f)	208	9,849
S&P 500 Index
Expiration: Oct 2013, Exercise Price: $1,625.00 (a)(g)	44	36,300
S&P 500 Index
Expiration: Oct 2013, Exercise Price: $1,610.00 (a)(g)	29	18,705

Total Options Purchased - Puts (premiums paid $279,226)		64,854

	Shares	U.S. $ Value
RIGHTS - 0.0%
Financials - 0.0%
Commercial Banks - 0.0%
Banco Bilbao Vizcaya Argentari, expiring 10/14/13 (a)	24,703	$3,375
Barclays PLC, expiring 10/25/13 (a)	13,643	17,835

		21,210

Real Estate Management & Development - 0.0%
New Hotel, expiring 12/31/13 (a)	275	0

		21,210

Industrials - 0.0%
Machinery - 0.0%
Fiat Industrial, expiring 9/10/13 (a)	2,876	5

Transportation Infrastructure - 0.0%
Abertis Infraestructuras SA, expiring 10/09/13 (a)	1,637	1,593

		1,598

Total Rights (cost $4,478)		22,808

SHORT-TERM INVESTMENTS - 39.2%
Investment Companies - 39.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (h)+ (cost $131,544,331)	131,544,331	131,544,331

Total Investments Before Security Lending Collateral for Securities Loaned - 99.4% (cost $318,335,514)		333,284,769

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
Investment Companies - 0.7%
AllianceBernstein Exchange Reserves - Class I, 0.07% (h) (cost $2,187,916)	2,187,916	2,187,916
Total Investments - 100.1% (cost $320,523,430)(i)		335,472,685
Other assets less liabilities - (0.1)% (j)		(210,235)

Net Assets - 100.0%		$335,262,450

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	229	December 2013	$8,911,103	$8,919,221	$8,118
FTSE 100 Index Futures	55	December 2013	5,843,020	5,724,798	(118,222)
MSCI EAFE Mini Futures	1	December 2013	92,462	90,760	(1,702)
Russell 2000 Mini Futures	55	December 2013	5,774,815	5,892,700	117,885
S&P 500 E Mini Futures	222	December 2013	18,677,180	18,584,730	(92,450)
S&P Mid Cap 400 E Mini Futures	75	December 2013	9,197,734	9,304,500	106,766
SPI 200 Futures	13	December 2013	1,593,614	1,583,575	(10,039)
TOPIX Index Futures	55	December 2013	6,500,894	6,694,898	194,004
U.S. T-Note 10 Yr (CBT) Futures	170	December 2013	21,029,332	21,486,407	457,075
Ultra Long U.S. T-Bond Futures	47	December 2013	6,449,105	6,678,406	229,301

					$890,736

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	EUR	2,623	USD	3,502	$12/17/13	$(47,329)
Barclays Bank PLC Wholesale	USD	3,331	JPY	333,611	12/17/13	65,069
Barclays Bank PLC Wholesale	JPY	282,865	USD	2,858	12/17/13	(20,662)
Barclays Bank PLC Wholesale	CHF	721	USD	779	12/17/13	(18,881)
BNP Paribas SA	USD	458	AUD	496	12/17/13	2,421
BNP Paribas SA	AUD	929	USD	861	12/17/13	(1,420)
BNP Paribas SA	USD	1,808	EUR	1,349	12/17/13	17,819
BNP Paribas SA	GBP	1,588	USD	2,528	12/17/13	(41,565)
BNP Paribas SA	USD	538	SEK	3,505	12/17/13	5,956
BNP Paribas SA	USD	733	CHF	672	12/17/13	10,743
Royal Bank of Canada	CAD	302	USD	291	12/17/13	(1,356)
Royal Bank of Scotland PLC	USD	632	EUR	478	12/17/13	15,196
Royal Bank of Scotland PLC	EUR	428	USD	570	12/17/13	(9,167)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	USD	3,840	GBP	2,448	12/17/13	$121,326
Royal Bank of Scotland PLC	USD	578	JPY	56,158	12/17/13	(6,485)
Royal Bank of Scotland PLC	SEK	2,699	USD	414	12/17/13	(4,750)
State Street Bank & Trust Co.	USD	4,014	EUR	3,016	12/17/13	67,181
State Street Bank & Trust Co.	USD	816	GBP	516	12/17/13	18,674
State Street Bank & Trust Co.	USD	533	JPY	51,261	12/17/13	(10,992)
State Street Bank & Trust Co.	USD	684	SEK	4,500	12/17/13	14,496
State Street Bank & Trust Co.	USD	1,368	CHF	1,278	12/17/13	45,769

						$222,043

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	MSCI AC Far East Ex Japan Index	8,220	0.41%	$2,865	11/17/14	Bank of America, NA	$(49,842)
Receive	Russell 2000 Total Return Index	109	0.18%	534	10/15/14	Bank of America, NA	9,285
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	18	0.47%	66	10/15/13	Deutsche Bank AG London	459
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	56	0.47%	205	11/15/13	Deutsche Bank AG London	1,432
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	238	0.57%	873	3/17/14	Deutsche Bank AG London	6,034
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	237	0.57%	869	4/15/14	Deutsche Bank AG London	6,008
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	330	0.57%	1,210	4/15/14	Deutsche Bank AG London	8,366
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	340	0.57%	1,247	5/15/14	Deutsche Bank AG London	8,659
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	38	0.57%	139	7/15/14	Deutsche Bank AG London	963
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	292	0.57%	1,071	7/15/14	Deutsche Bank AG London	7,403

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	99	0.69%	$363	8/15/14	Deutsche Bank AG London	$2,501
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	256	0.60%	939	8/15/14	Deutsche Bank AG London	6,512
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	73	0.18%	268	10/15/14	Deutsche Bank AG London	1,886
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	181	0.69%	662	10/15/14	Deutsche Bank AG London	6,061
Receive	MSCI Emerging Markets Index	4,237	0.34%	1,732	7/31/14	Deutsche Bank AG London	(23,819)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	151	0.47%	554	1/15/14	JPMorgan Chase Bank, NA	3,639
Receive	Russell 2000 Total Return Index	30	0.19%	147	3/17/14	JPMorgan Chase Bank, NA	2,573
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	311	0.19%	1,140	4/15/14	Morgan Stanley Capital Services, LLC	8,053
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	19	0.19%	70	4/15/14	Morgan Stanley Capital Services, LLC	492
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	132	0.39%	484	10/15/13	UBS AG	3,388
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	130	0.47%	477	11/15/13	UBS AG	3,325
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	233	0.57%	854	5/15/14	UBS AG	5,934
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	49	0.73%	180	8/15/14	UBS AG	1,239
Receive	MSCI Emerging Markets Index	18,216	0.64%	7,445	12/23/13	UBS AG	(103,349)
Receive	Russell 2000 Total Return Index	65	0.19%	318	10/15/13	UBS AG	5,667
Receive	Russell 2000 Total Return Index	487	0.19%	2,385	2/18/14	UBS AG	41,818

							$(35,313)

+	To obtain a copy of the fund’s financial statements, please go to the Securities Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $924,433.
(f)	One contract relates to 10 shares.
(g)	One contract relates to 100 shares.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of September 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,812,353 and gross unrealized depreciation of investments was $(2,863,098), resulting in net unrealized appreciation of $14,949,255.
(j)	An amount of U.S. $3,132,572 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2013.

Glossary:

AC	-	All Country
CBT	-	Chicago Board of Trade
EAFE	-	Europe, Australia, and Far East
EPRA	-	European Public Real Estate Association
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
MSCI	-	Morgan Stanley Capital International
NAREIT	-	National Association of Real Estate Investment Trusts
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index

AllianceBernstein Variable Products Series Fund

Dynamic Asset Allocation Portfolio

September 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Financials	$9,039,509	$14,036,815	$20,774		$23,097,098
Consumer Discretionary	7,137,045	6,382,265	– 0	–	13,519,310
Industrials	6,057,458	7,135,079	– 0	–	13,192,537
Health Care	7,239,097	5,536,793	– 0	–	12,775,890
Information Technology	9,819,121	2,455,318	– 0	–	12,274,439
Consumer Staples	5,664,528	6,094,333	– 0	–	11,758,861
Energy	5,765,439	3,827,631	– 0	–	9,593,070
Materials	1,913,150	4,561,129	– 0	–	6,474,279
Telecommunication Services	1,414,521	2,940,135	– 0	–	4,354,656
Utilities	1,702,494	2,079,008	– 0	–	3,781,502

Investments in Securities:	Level 1			Level 2		Level 3			Total
Governments - Treasuries	$	– 0	–	$76,330,251		$	– 0	–	$76,330,251
Investment Companies		14,500,883		– 0	–		– 0	–	14,500,883
Options Purchased - Puts		– 0	–	64,854			– 0	–	64,854
Rights		22,803		– 0	–		5	^	22,808
Short-Term Investments		131,544,331		– 0	–		– 0	–	131,544,331
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		2,187,916		– 0	–		– 0	–	2,187,916

Total Investments in Securities		204,008,295		131,443,611			20,779		335,472,685
Other Financial Instruments* :
Assets:
Futures		911,027		202,122			– 0	–	1,113,149
Forward Currency Exchange Contracts		– 0	–	384,650			– 0	–	384,650
Total Return Swaps		– 0	–	141,697			– 0	–	141,697
Liabilities:
Futures		(94,152)		(128,261)			– 0	–	(222,413)
Forward Currency Exchange Contracts		– 0	–	(162,607)			– 0	–	(162,607)
Total Return Swaps		– 0	–	(177,010)			– 0	–	(177,010)

Total++		$204,825,170		$131,704,202			$20,779		$336,550,151

^	The Portfolio held a security with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
++	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks			Rights^			Total
Balance as of 12/31/12	$	– 0	–	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		(3,898)			5			(3,893)
Purchases		24,672			– 0	–		24,672
Sales		– 0	–		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–		– 0	–

Balance as of 9/30/13		$20,774			$5			$20,779

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/13*		$(3,898)			$5			$(3,893)

^	The Portfolio held a security with zero market value at period end.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Global Thematic Growth Portfolio

Portfolio of Investments

September 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.1%
Information Technology - 26.5%
Communications Equipment - 0.7%
QUALCOMM, Inc.	13,700	$922,832

Computers & Peripherals - 4.3%
Apple, Inc.	4,435	2,114,386
Silicon Graphics International Corp. (a)	134,402	2,184,033
Stratasys Ltd. (a)(b)	12,190	1,234,359

		5,532,778

Internet Software & Services - 8.4%
Cornerstone OnDemand, Inc. (a)	35,745	1,838,723
eBay, Inc. (a)	22,170	1,236,864
Google, Inc. - Class A (a)	1,711	1,498,682
LinkedIn Corp. - Class A (a)	6,897	1,697,076
Tencent Holdings Ltd.	49,700	2,613,650
Yelp, Inc. (a)	29,316	1,940,133

		10,825,128

IT Services - 2.1%
QIWI PLC (Sponsored ADR)	29,553	923,827
Visa, Inc. - Class A	9,540	1,823,094

		2,746,921

Semiconductors & Semiconductor Equipment - 5.0%
Avago Technologies Ltd.	16,000	689,920
MediaTek, Inc.	82,000	1,012,887
Mellanox Technologies Ltd. (a)	46,394	1,761,116
NVIDIA Corp.	81,778	1,272,466
NXP Semiconductor NV (a)	44,470	1,654,729

		6,391,118

Software - 6.0%
NetSuite, Inc. (a)	14,279	1,541,275
Red Hat, Inc. (a)	38,178	1,761,533
Salesforce.com, Inc. (a)	32,752	1,700,157
ServiceNow, Inc. (a)	21,160	1,099,262
Splunk, Inc. (a)	27,778	1,667,791

		7,770,018

		34,188,795

Consumer Discretionary - 22.0%
Automobiles - 3.1%
Harley-Davidson, Inc.	27,290	1,753,110
Nissan Motor Co., Ltd.	114,300	1,153,599
Tesla Motors, Inc. (a)(b)	5,769	1,115,840

		4,022,549

Diversified Consumer Services - 1.0%
Kroton Educacional SA	86,100	1,224,117

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure - 2.6%
Melco Crown Entertainment Ltd. (ADR) (a)	60,470	$1,924,760
Yum! Brands, Inc.	20,000	1,427,800

		3,352,560

Internet & Catalog Retail - 6.6%
Amazon.com, Inc. (a)	10,623	3,321,175
Ctrip.com International Ltd. (ADR) (a)	58,680	3,428,672
priceline.com, Inc. (a)	1,770	1,789,382

		8,539,229

Media - 0.9%
Walt Disney Co. (The)	18,150	1,170,493

Multiline Retail - 1.5%
Lojas Renner SA	37,000	1,060,601
Matahari Department Store Tbk PT (a)	943,000	855,327

		1,915,928

Specialty Retail - 1.7%
Belle International Holdings Ltd.	731,000	1,062,846
Zhongsheng Group Holdings Ltd. (b)	740,500	1,166,995

		2,229,841

Textiles, Apparel & Luxury Goods - 4.6%
Cie Financiere Richemont SA	26,100	2,615,110
NIKE, Inc. - Class B	28,120	2,042,637
Samsonite International SA	456,400	1,275,980

		5,933,727

		28,388,444

Health Care - 12.8%
Biotechnology - 2.4%
Cepheid, Inc. (a)	40,997	1,600,523
Quintiles Transnational Holdings, Inc. (a)	32,858	1,474,667

		3,075,190

Health Care Equipment & Supplies - 3.1%
Elekta AB - Class B	75,660	1,219,917
Essilor International SA	16,040	1,725,106
Intuitive Surgical, Inc. (a)	2,993	1,126,176

		4,071,199

Health Care Providers & Services - 0.8%
Odontoprev SA	226,800	995,697

Life Sciences Tools & Services - 2.4%
Illumina, Inc. (a)	38,881	3,142,751

Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	37,190	1,721,153
Roche Holding AG	8,350	2,253,443
Sun Pharmaceutical Industries Ltd.	142,260	1,343,734

		5,318,330

		16,603,167

Company	Shares	U.S. $ Value
Energy - 11.1%
Energy Equipment & Services - 5.6%
National Oilwell Varco, Inc.	20,120	$1,571,573
Oceaneering International, Inc.	24,070	1,955,447
Schlumberger Ltd.	23,590	2,084,413
Technip SA	13,130	1,541,493

		7,152,926

Oil, Gas & Consumable Fuels - 5.5%
BG Group PLC	93,030	1,775,911
Concho Resources, Inc. (a)	16,470	1,792,101
EOG Resources, Inc.	11,100	1,879,008
Noble Energy, Inc.	25,090	1,681,281

		7,128,301

		14,281,227

Consumer Staples - 10.5%
Beverages - 4.0%
Anheuser-Busch InBev NV	18,690	1,854,006
Diageo PLC	58,120	1,847,485
Pernod Ricard SA	11,780	1,462,789

		5,164,280

Food & Staples Retailing - 0.7%
Raia Drogasil SA	109,500	905,624

Food Products - 3.8%
Danone SA	23,400	1,761,873
Mead Johnson Nutrition Co. - Class A	21,380	1,587,679
Nestle SA	21,920	1,528,572

		4,878,124

Personal Products - 1.1%
Estee Lauder Cos., Inc. (The) - Class A	21,600	1,509,840

Tobacco - 0.9%
British American Tobacco PLC	21,440	1,128,372

		13,586,240

Financials - 9.1%
Capital Markets - 1.3%
UBS AG (a)	81,020	1,662,530

Commercial Banks - 2.1%
BOC Hong Kong Holdings Ltd.	548,500	1,762,325
Grupo Financiero Banorte SAB de CV - Class O	157,940	984,116

		2,746,441

Diversified Financial Services - 1.3%
IntercontinentalExchange, Inc. (a)	9,020	1,636,408

Company	Shares		U.S. $ Value
Insurance - 1.8%
AIA Group Ltd.		482,800	$2,271,849

Real Estate Management & Development - 1.7%
BR Malls Participacoes SA		103,400	937,752
Global Logistic Properties Ltd.		547,000	1,259,198

			2,196,950

Thrifts & Mortgage Finance - 0.9%
Housing Development Finance Corp.		101,230	1,226,731

			11,740,909

Industrials - 3.1%
Electrical Equipment - 1.1%
Babcock & Wilcox Co. (The)		44,065	1,485,872

Machinery - 2.0%
FANUC Corp.		5,900	977,789
Proto Labs, Inc. (a)		20,813	1,589,905

			2,567,694

			4,053,566

Telecommunication Services - 1.7%
Wireless Telecommunication Services - 1.7%
Softbank Corp.		24,600	1,708,408
Tower Bersama Infrastructure Tbk PT		1,090,500	550,858

			2,259,266

Materials - 1.3%
Chemicals - 1.3%
Monsanto Co.		15,630	1,631,303

Total Common Stocks (cost $104,705,922)			126,732,917

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.5%
Time Deposit - 1.5%
State Street Time Deposit 0.01%, 10/01/13 (cost $1,884,462)	U.S.$	1,884	1,884,462

Total Investments Before Security Lending Collateral for Securities Loaned - 99.6% (cost $106,590,384)			128,617,379

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%
Investment Companies - 1.5%
AllianceBernstein Exchange Reserves - Class I, 0.07% (c) (cost $2,008,434)		2,008,434	2,008,434

Total Investments - 101.1% (cost $108,598,818) (d)			130,625,813
Other assets less liabilities - (1.1)%			(1,484,587)

Net Assets - 100.0%			$129,141,226

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	647	EUR	489	12/17/13	$14,570
Barclays Bank PLC Wholesale	USD	3,944	EUR	2,975	12/17/13	81,092
BNP Paribas SA	USD	1,219	AUD	1,311	12/17/13	(1,581)
BNP Paribas SA	USD	3,406	GBP	2,199	12/17/13	152,099
BNP Paribas SA	USD	1,906	JPY	187,522	12/17/13	2,689
Citibank, NA	HKD	40,787	USD	5,260	12/17/13	781
Goldman Sachs Capital Markets LP	USD	819	JPY	80,438	12/17/13	(351)
Goldman Sachs Capital Markets LP	USD	3,964	JPY	398,001	12/17/13	86,866
Royal Bank of Scotland PLC	USD	1,898	GBP	1,210	12/17/13	59,969
Standard Chartered Bank	HKD	5,038	USD	650	12/17/13	72
State Street Bank & Trust Co.	CHF	2,951	USD	3,160	12/17/13	(105,685)
State Street Bank & Trust Co.	USD	650	EUR	480	12/17/13	(389)
State Street Bank & Trust Co.	USD	383	NOK	2,339	12/17/13	5,256

						$295,388

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of September 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $24,957,603 and gross unrealized depreciation of investments was $(2,930,608), resulting in net unrealized appreciation of $22,026,995.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

Country Breakdown*

September 30, 2013 (unaudited)

53.1%	United States
6.4%	Hong Kong
6.3%	Switzerland
5.6%	China
5.0%	France
4.0%	Brazil
3.7%	United Kingdom
3.0%	Japan
2.0%	India
1.4%	Belgium
1.4%	Israel
1.3%	Netherlands
1.1%	Indonesia
4.2%	Other
1.5%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2013. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding Securities Lending) and may vary over time. “Other” country weightings represent 1.0% or less in the following countries: Mexico, Russia, Singapore, Sweden and Taiwan.

AllianceBernstein Variable Products Series Fund

Global Thematic Growth Portfolio

September 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$30,562,258		$3,626,537		$	– 0	–	$34,188,795
Consumer Discretionary	20,258,587		8,129,857			– 0	–	28,388,444
Health Care	10,060,967		6,542,200			– 0	–	16,603,167
Energy	10,963,823		3,317,404			– 0	–	14,281,227
Consumer Staples	4,003,143		9,583,097			– 0	–	13,586,240
Financials	5,220,806		6,520,103			– 0	–	11,740,909
Industrials	3,075,777		977,789			– 0	–	4,053,566
Telecommunication Services	– 0	–	2,259,266			– 0	–	2,259,266
Materials	1,631,303		– 0	–		– 0	–	1,631,303
Short-Term Investments	– 0	–	1,884,462			– 0	–	1,884,462
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,008,434		– 0	–		– 0	–	2,008,434

Total Investments in Securities	87,785,098		42,840,715	+		– 0	–	130,625,813
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	403,394			– 0	–	403,394
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(108,006)			– 0	–	(108,006)

Total^	$87,785,098		$43,136,103		$	– 0	–	$130,921,201

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Growth Portfolio

Portfolio of Investments

September 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.4%
Information Technology - 27.5%
Communications Equipment - 0.5%
QUALCOMM, Inc.	5,730	$385,973

Computers & Peripherals - 4.7%
Apple, Inc.	5,885	2,805,674
EMC Corp./MA	30,750	785,970

		3,591,644

Internet Software & Services - 9.7%
eBay, Inc. (a)	32,260	1,799,786
Facebook, Inc. - Class A (a)	37,950	1,906,608
Google, Inc. - Class A (a)	3,142	2,752,109
LinkedIn Corp. - Class A (a)	3,720	915,343

		7,373,846

IT Services - 5.4%
Cognizant Technology Solutions Corp. - Class A (a)	26,850	2,204,922
Visa, Inc. - Class A	10,230	1,954,953

		4,159,875

Semiconductors & Semiconductor Equipment - 1.3%
ASML Holding NV	9,760	963,897

Software - 5.9%
ANSYS, Inc. (a)	11,220	970,754
Aspen Technology, Inc. (a)	21,910	756,990
Cadence Design Systems, Inc. (a)	45,450	613,575
Citrix Systems, Inc. (a)	15,230	1,075,390
ServiceNow, Inc. (a)	7,150	371,443
TIBCO Software, Inc. (a)	29,050	743,390

		4,531,542

		21,006,777

Consumer Discretionary - 19.6%
Automobiles - 1.6%
Harley-Davidson, Inc.	18,590	1,194,222

Distributors - 0.3%
LKQ Corp. (a)	7,330	233,534

Hotels, Restaurants & Leisure - 1.7%
Starbucks Corp.	17,160	1,320,805

Internet & Catalog Retail - 5.2%
Amazon.com, Inc. (a)	5,670	1,772,669
HomeAway, Inc. (a)	9,480	265,440
priceline.com, Inc. (a)	1,925	1,946,078

		3,984,187

Leisure Equipment & Products - 0.8%
Polaris Industries, Inc.	4,630	598,103

Company	Shares	U.S. $ Value
Media - 5.4%
AMC Networks, Inc. - Class A (a)	5,309	$363,560
Comcast Corp. - Class A	31,730	1,432,609
Liberty Media Corp. (a)	5,270	775,481
Viacom, Inc. - Class B	18,300	1,529,514

		4,101,164

Specialty Retail - 3.2%
CarMax, Inc. (a)	16,900	819,143
Lowe’s Cos., Inc.	24,670	1,174,539
Lumber Liquidators Holdings, Inc. (a)	4,120	439,398

		2,433,080

Textiles, Apparel & Luxury Goods - 1.4%
Michael Kors Holdings Ltd. (a)	14,967	1,115,341

		14,980,436

Health Care - 16.1%
Biotechnology - 8.5%
Biogen Idec, Inc. (a)	10,400	2,503,904
Celgene Corp. (a)	8,930	1,374,595
Gilead Sciences, Inc. (a)	29,850	1,875,774
Quintiles Transnational Holdings, Inc. (a)	15,664	703,000

		6,457,273

Health Care Equipment & Supplies - 2.4%
HeartWare International, Inc. (a)	9,320	682,317
Intuitive Surgical, Inc. (a)	2,950	1,109,997

		1,792,314

Health Care Providers & Services - 1.5%
UnitedHealth Group, Inc.	16,140	1,155,786

Life Sciences Tools & Services - 1.1%
Illumina, Inc. (a)	10,480	847,098

Pharmaceuticals - 2.6%
Allergan, Inc./United States	13,900	1,257,255
Bristol-Myers Squibb Co.	15,950	738,166

		1,995,421

		12,247,892

Industrials - 13.9%
Aerospace & Defense - 4.2%
Boeing Co. (The)	14,080	1,654,400
Precision Castparts Corp.	6,760	1,536,143

		3,190,543

Air Freight & Logistics - 0.9%
Expeditors International of Washington, Inc.	15,580	686,455

Airlines - 1.3%
Copa Holdings SA - Class A	7,310	1,013,678

Company	Shares	U.S. $ Value
Electrical Equipment - 1.6%
AMETEK, Inc.	11,560	$531,991
Sensata Technologies Holding NV (a)	17,659	675,810

		1,207,801

Industrial Conglomerates - 1.6%
Danaher Corp.	17,470	1,211,020

Marine - 1.0%
Kirby Corp. (a)	8,420	728,751

Professional Services - 0.8%
Robert Half International, Inc.	15,350	599,111

Road & Rail - 1.0%
JB Hunt Transport Services, Inc.	10,910	795,666

Trading Companies & Distributors - 1.5%
WW Grainger, Inc.	4,330	1,133,204

		10,566,229

Consumer Staples - 11.5%
Food & Staples Retailing - 3.4%
Costco Wholesale Corp.	12,660	1,457,419
CVS Caremark Corp.	20,470	1,161,673

		2,619,092

Food Products - 2.7%
Green Mountain Coffee Roasters, Inc. (a)	9,080	683,996
Hershey Co. (The)	9,710	898,175
Mead Johnson Nutrition Co. - Class A	6,450	478,977

		2,061,148

Personal Products - 0.9%
Estee Lauder Cos., Inc. (The) - Class A	9,970	696,903

Tobacco - 4.5%
Altria Group, Inc.	37,670	1,293,964
Philip Morris International, Inc.	24,330	2,106,735

		3,400,699

		8,777,842

Financials - 5.4%
Capital Markets - 2.7%
Affiliated Managers Group, Inc. (a)	7,160	1,307,703
BlackRock, Inc. - Class A	2,720	736,086

		2,043,789

Diversified Financial Services - 2.7%
IntercontinentalExchange, Inc. (a)	11,390	2,066,374

		4,110,163

Energy - 5.4%
Energy Equipment & Services - 3.8%
Oceaneering International, Inc.	6,370	517,499
Schlumberger Ltd.	26,935	2,379,976

		2,897,475

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 1.6%
Noble Energy, Inc.	17,790	$1,192,108

		4,089,583

Total Common Stocks (cost $57,277,208)		75,778,922

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.5%
Time Deposit - 1.5%
State Street Time Deposit 0.01%, 10/01/13 (cost $1,177,261)	$1,177	1,177,261

Total Investments - 100.9% (cost $58,454,469) (b)		76,956,183
Other assets less liabilities - (0.9)%		(691,303)

Net Assets - 100.0%		$76,264,880

(a)	Non-income producing security.
(b)	As of September 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,923,289 and gross unrealized depreciation of investments was $(421,575), resulting in net unrealized appreciation of $18,501,714.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Variable Products Series Fund

Growth Portfolio

September 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$75,778,922		$	– 0	–	$	– 0	–	$75,778,922
Short-Term Investments	– 0	–		1,177,261			– 0	–	1,177,261

Total Investments in Securities	75,778,922			1,177,261			– 0	–	76,956,183
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$75,778,922			$1,177,261		$	– 0	–	$76,956,183

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Growth & Income Portfolio

Portfolio of Investments

September 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.0%
Financials - 25.4%
Capital Markets - 5.7%
BlackRock, Inc. - Class A	54,810	$14,832,682
Goldman Sachs Group, Inc. (The)	88,200	13,954,122
State Street Corp.	267,620	17,596,015

		46,382,819

Commercial Banks - 2.8%
Wells Fargo & Co.	553,640	22,876,405

Consumer Finance - 0.8%
Capital One Financial Corp.	89,560	6,156,354

Diversified Financial Services - 7.9%
Berkshire Hathaway, Inc. - Class B (a)	266,392	30,238,156
IntercontinentalExchange, Inc. (a)	42,993	7,799,790
JPMorgan Chase & Co.	498,790	25,782,455

		63,820,401

Insurance - 8.2%
ACE Ltd.	118,310	11,069,083
Aflac, Inc.	89,730	5,562,363
Allstate Corp. (The)	107,580	5,438,169
Aon PLC	236,700	17,619,948
Brown & Brown, Inc.	337,230	10,825,083
Hartford Financial Services Group, Inc.	145,030	4,513,334
MetLife, Inc.	112,942	5,302,627
Travelers Cos., Inc. (The)	75,200	6,374,704

		66,705,311

		205,941,290

Information Technology - 13.6%
Communications Equipment - 2.3%
Cisco Systems, Inc.	781,500	18,302,730

Computers & Peripherals - 4.3%
Apple, Inc.	53,095	25,313,041
NetApp, Inc.	226,250	9,642,775

		34,955,816

Electronic Equipment, Instruments & Components - 2.6%
Avnet, Inc.	183,190	7,640,855
TE Connectivity Ltd.	262,590	13,596,910

		21,237,765

IT Services - 2.3%
Amdocs Ltd.	148,604	5,444,851
International Business Machines Corp.	36,530	6,764,625
NeuStar, Inc. - Class A (a)	134,310	6,645,659

		18,855,135

Semiconductors & Semiconductor Equipment - 0.9%
NVIDIA Corp.	455,630	7,089,603

Software - 1.2%
Microsoft Corp.	195,780	6,521,432

Company	Shares	U.S. $ Value
Oracle Corp.	94,460	$3,133,238

		9,654,670

		110,095,719

Health Care - 13.4%
Biotechnology - 1.8%
Amgen, Inc.	132,872	14,873,691

Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	321,710	10,677,555
Zimmer Holdings, Inc.	59,750	4,907,865

		15,585,420

Health Care Providers & Services - 5.2%
Humana, Inc.	68,530	6,395,905
McKesson Corp.	49,020	6,289,266
UnitedHealth Group, Inc.	408,000	29,216,880

		41,902,051

Pharmaceuticals - 4.5%
Bristol-Myers Squibb Co.	196,210	9,080,599
Merck & Co., Inc.	271,309	12,917,021
Pfizer, Inc.	496,970	14,268,009

		36,265,629

		108,626,791

Consumer Discretionary - 12.5%
Auto Components - 0.7%
Gentex Corp./MI	217,700	5,570,943

Internet & Catalog Retail - 3.6%
Liberty Interactive Corp. - Class A (a)	1,233,328	28,946,208

Media - 7.5%
Comcast Corp. - Class A	496,730	22,427,360
Scripps Networks Interactive, Inc. - Class A	149,410	11,670,415
Time Warner, Inc.	202,150	13,303,492
Viacom, Inc. - Class B	166,480	13,914,398

		61,315,665

Multiline Retail - 0.7%
Macy’s, Inc.	127,490	5,516,492

		101,349,308

Energy - 11.4%
Energy Equipment & Services - 3.9%
Diamond Offshore Drilling, Inc.	151,909	9,466,969
National Oilwell Varco, Inc.	78,617	6,140,774
Schlumberger Ltd.	134,110	11,849,959
Transocean Ltd.	88,260	3,927,570

		31,385,272

Oil, Gas & Consumable Fuels - 7.5%
Anadarko Petroleum Corp.	68,490	6,368,885
Chevron Corp.	144,440	17,549,460
ConocoPhillips	96,750	6,725,093

Company	Shares	U.S. $ Value
Exxon Mobil Corp.	214,420	$18,448,697
HollyFrontier Corp.	106,830	4,498,611
Occidental Petroleum Corp.	75,050	7,020,177

		60,610,923

		91,996,195

Industrials - 10.5%
Aerospace & Defense - 5.3%
Boeing Co. (The)	275,310	32,348,925
Raytheon Co.	138,790	10,696,546

		43,045,471

Airlines - 0.4%
Delta Air Lines, Inc.	154,270	3,639,229

Industrial Conglomerates - 2.7%
Carlisle Cos., Inc.	96,460	6,780,173
General Electric Co.	617,820	14,759,720

		21,539,893

Machinery - 2.1%
Dover Corp.	79,070	7,102,858
Parker Hannifin Corp.	30,780	3,346,402
Trinity Industries, Inc.	142,300	6,453,305

		16,902,565

		85,127,158

Consumer Staples - 4.7%
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	226,867	12,874,702

Food Products - 1.8%
Kraft Foods Group, Inc.	272,370	14,283,083

Household Products - 1.3%
Energizer Holdings, Inc.	119,720	10,912,478

		38,070,263

Telecommunication Services - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	490,050	16,573,491

Materials - 1.5%
Metals & Mining - 0.6%
Reliance Steel & Aluminum Co.	67,250	4,927,407

Paper & Forest Products - 0.9%
Domtar Corp.	87,630	6,959,575

		11,886,982

Total Common Stocks (cost $600,766,749)		769,667,197

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 6.2%
Time Deposit - 6.2%
State Street Time Deposit 0.01%, 10/01/13 (cost $49,964,842)	$49,965	$49,964,842

Total Investments - 101.2% (cost $650,731,591) (b)		819,632,039
Other assets less liabilities - (1.2)%		(9,829,513)

Net Assets - 100.0%		$809,802,526

(a)	Non-income producing security.
(b)	As of September 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $173,062,963 and gross unrealized depreciation of investments was $(4,162,515), resulting in net unrealized appreciation of $168,900,448.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Variable Products Series Fund

Growth & Income Portfolio

September 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$769,667,197		$	– 0	–	$	– 0	–	$769,667,197
Short-Term Investments	– 0	–		49,964,842			– 0	–	49,964,842

Total Investments in Securities	769,667,197			49,964,842			– 0	–	819,632,039
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$769,667,197			$49,964,842		$	– 0	–	$819,632,039

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Intermediate Bond Portfolio

Portfolio of Investments

September 30, 2013 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADES - 23.2%
Industrial - 12.2%
Basic - 1.9%
Basell Finance Co. BV
8.10%, 3/15/27 (a)	U.S.$	85	$107,330
Cia Minera Milpo SAA
4.625%, 3/28/23 (a)		260	231,533
Dow Chemical Co. (The)
4.375%, 11/15/42		94	81,268
8.55%, 5/15/19		86	109,682
Gerdau Trade, Inc.
4.75%, 4/15/23 (a)		260	231,651
Glencore Funding LLC
2.50%, 1/15/19 (a)		260	243,717
International Paper Co.
4.75%, 2/15/22		65	68,455
7.95%, 6/15/18		56	69,509
LyondellBasell Industries NV
5.75%, 4/15/24		200	223,685
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		260	225,710
Vale SA
5.625%, 9/11/42		135	117,754

			1,710,294

Capital Goods - 0.7%
Embraer SA
5.15%, 6/15/22		82	79,540
Owens Corning
6.50%, 12/01/16 (b)		160	178,586
Republic Services, Inc.
5.25%, 11/15/21		150	164,544
5.50%, 9/15/19		160	180,812

			603,482

Communications - Media - 1.8%
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		280	394,723
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.50%, 3/01/16		95	99,036
3.80%, 3/15/22		165	154,003
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)		128	126,720
News America, Inc.
4.00%, 10/01/23 (a)		64	64,171
4.50%, 2/15/21		300	318,576
Omnicom Group, Inc.
3.625%, 5/01/22		87	83,442
TCI Communications, Inc.
7.875%, 2/15/26		115	150,374

	Principal Amount (000)		U.S. $ Value
Time Warner Entertainment Co. LP
8.375%, 3/15/23	U.S.$	161	$187,797

			1,578,842

Communications - Telecommunications - 1.5%
American Tower Corp.
5.05%, 9/01/20		260	269,697
AT&T, Inc.
4.30%, 12/15/42		31	25,810
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)		320	301,384
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	27	25,928
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	120	122,875
United States Cellular Corp.
6.70%, 12/15/33		80	77,650
Verizon Communications, Inc.
5.15%, 9/15/23		192	205,783
6.55%, 9/15/43		299	337,552

			1,366,679

Consumer Cyclical - Automotive - 0.6%
Ford Motor Credit Co. LLC
5.00%, 5/15/18		460	503,953

Consumer Cyclical - Entertainment - 0.2%
Time Warner, Inc.
7.625%, 4/15/31		105	130,687
Viacom, Inc.
5.625%, 9/15/19		60	68,035

			198,722

Consumer Cyclical - Retailers - 0.1%
Dollar General Corp.
4.125%, 7/15/17		50	53,138

Consumer Non-Cyclical - 1.5%
Ahold Finance USA LLC
6.875%, 5/01/29		290	344,096
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		206	219,281
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)		350	350,000
Kroger Co. (The)
3.40%, 4/15/22		194	188,840
Reynolds American, Inc.
3.25%, 11/01/22		127	116,907
Tyson Foods, Inc.
4.50%, 6/15/22		143	148,423

			1,367,547

Energy - 2.2%
Anadarko Petroleum Corp.
6.45%, 9/15/36		124	142,405

	Principal Amount (000)		U.S. $ Value
Encana Corp.
3.90%, 11/15/21	U.S.$	375	$375,837
Nabors Industries, Inc.
5.10%, 9/15/23 (a)		170	172,015
Noble Energy, Inc.
8.25%, 3/01/19		238	297,412
Noble Holding International Ltd.
4.90%, 8/01/20		32	33,729
Phillips 66
4.30%, 4/01/22		232	236,514
Transocean, Inc.
3.80%, 10/15/22		75	70,619
6.375%, 12/15/21		1	1,112
6.50%, 11/15/20		120	133,949
Valero Energy Corp.
6.125%, 2/01/20		177	203,513
Weatherford International Ltd./Bermuda
5.125%, 9/15/20		95	99,042
6.00%, 3/15/18		12	13,452
9.625%, 3/01/19		190	239,211

			2,018,810

Technology - 1.0%
Baidu, Inc.
2.25%, 11/28/17		220	216,391
Hewlett-Packard Co.
4.65%, 12/09/21		107	105,086
Motorola Solutions, Inc.
3.50%, 3/01/23		165	154,049
7.50%, 5/15/25		25	30,289
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		300	293,400
Total System Services, Inc.
2.375%, 6/01/18		74	72,191
3.75%, 6/01/23		69	63,865

			935,271

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.75%, 12/15/16		75	83,615

Transportation - Services - 0.6%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)		310	316,259
Ryder System, Inc.
5.85%, 11/01/16		116	129,177
7.20%, 9/01/15		108	119,825

			565,261

			10,985,614

Financial Institutions - 7.3%
Banking - 4.3%
Bank of America Corp.
5.875%, 2/07/42		113	125,462
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	85	131,705

	Principal Amount (000)		U.S. $ Value
BNP Paribas SA
5.186%, 6/29/15 (a)	U.S.$	62	$62,626
Compass Bank
5.50%, 4/01/20		250	249,767
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		280	268,650
Credit Suisse AG
6.50%, 8/08/23 (a)		240	246,696
Danske Bank A/S
Series E
5.684%, 2/15/17	GBP	98	157,462
Goldman Sachs Group, Inc. (The)
Series D
6.00%, 6/15/20	U.S.$	395	448,520
JPMorgan Chase & Co.
Series Q
5.15%, 5/01/23		79	69,125
Macquarie Group Ltd.
4.875%, 8/10/17 (a)		232	249,743
Morgan Stanley
Series G
5.50%, 7/24/20		140	154,529
Murray Street Investment Trust I
4.647%, 3/09/17		27	28,795
National Capital Trust II Delaware
5.486%, 3/23/15 (a)		122	124,745
Nationwide Building Society
6.25%, 2/25/20 (a)		230	260,079
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)		90	91,350
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		44	50,600
Santander US Debt SAU
2.991%, 10/07/13 (a)		300	300,048
Skandinaviska Enskilda Banken AB
5.471%, 3/23/15 (a)		100	101,750
Standard Chartered PLC
Series E
4.00%, 7/12/22 (a)		265	267,624
UBS AG/Stamford CT
7.625%, 8/17/22		250	276,391
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		190	197,865

			3,863,532

Insurance - 2.0%
American International Group, Inc.
4.875%, 6/01/22		75	80,457
6.40%, 12/15/20		215	253,359
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)		164	207,825
Hartford Financial Services Group, Inc.
5.50%, 3/30/20		200	225,681

	Principal Amount (000)		U.S. $ Value
Humana, Inc.
6.30%, 8/01/18	U.S.$	50	$57,630
7.20%, 6/15/18		85	101,816
Lincoln National Corp.
8.75%, 7/01/19		113	146,422
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		110	159,278
MetLife, Inc.
7.717%, 2/15/19		109	136,519
10.75%, 8/01/39		85	124,950
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		100	137,812
Prudential Financial, Inc.
5.625%, 6/15/43		185	174,248

			1,805,997

Other Finance - 0.3%
ORIX Corp.
4.71%, 4/27/15		283	297,171

REITS - 0.7%
HCP, Inc.
5.375%, 2/01/21		278	302,479
Health Care REIT, Inc.
5.25%, 1/15/22		275	293,871

			596,350

			6,563,050

Utility - 3.2%
Electric - 0.8%
CMS Energy Corp.
5.05%, 3/15/22		37	39,632
Constellation Energy Group, Inc.
5.15%, 12/01/20		64	69,297
MidAmerican Energy Holdings Co.
6.125%, 4/01/36		170	190,179
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)		235	236,456
TECO Finance, Inc.
4.00%, 3/15/16		95	100,800
5.15%, 3/15/20		120	130,855

			767,219

Natural Gas - 2.4%
DCP Midstream LLC
5.35%, 3/15/20 (a)		108	115,662
Energy Transfer Partners LP
7.50%, 7/01/38		336	387,937
Enterprise Products Operating LLC
5.20%, 9/01/20		55	61,203
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		321	315,609
4.15%, 3/01/22		89	89,455
ONEOK, Inc.
4.25%, 2/01/22		310	289,936

	Principal Amount (000)		U.S. $ Value
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)	U.S.$	305	$303,552
TransCanada PipeLines Ltd.
6.35%, 5/15/67		235	242,508
Williams Cos., Inc. (The)
3.70%, 1/15/23		209	188,756
Williams Partners LP
5.25%, 3/15/20		173	186,537

			2,181,155

			2,948,374

Non Corporate Sectors - 0.5%
Agencies - Not Government Guaranteed - 0.5%
CNOOC Finance 2013 Ltd.
3.00%, 5/09/23		260	233,690
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (a)		215	235,446

			469,136

Total Corporates - Investment Grades (cost $20,025,494)			20,966,174

MORTGAGE PASS-THROUGHS - 21.6%
Agency Fixed Rate 30-Year - 17.6%
Federal Home Loan Mortgage Corp. Gold
4.00%, 10/01/43, TBA		340	355,353
4.50%, 10/01/39		1,624	1,727,697
Series 2005
5.50%, 1/01/35		248	269,688
Series 2007
5.50%, 7/01/35		71	77,587
Federal National Mortgage Association
3.00%, 10/01/43, TBA		1,490	1,455,544
3.50%, 7/01/43		946	966,161
3.50%, 10/01/43, TBA		5,150	5,242,539
4.00%, 10/25/43, TBA		2,640	2,769,112
4.50%, 10/25/43, TBA		800	854,375
5.00%, 10/25/43, TBA		800	867,500
Series 2002
7.00%, 3/01/32		18	18,791
Series 2003
5.50%, 4/01/33-7/01/33		233	254,814
Series 2004
5.50%, 4/01/34-11/01/34		212	232,453
Series 2005
4.50%, 8/01/35		185	197,587
5.50%, 2/01/35		264	288,735
Series 2007
4.50%, 9/01/35-8/01/37		258	275,860
Government National Mortgage Association
Series 1994
9.00%, 9/15/24		2	1,577

			15,855,373

	Principal Amount (000)		U.S. $ Value
Agency Fixed Rate 15-Year - 3.3%
Federal National Mortgage Association
2.50%, 10/01/28, TBA	U.S.$	2,665	$2,679,991
3.00%, 10/01/28, TBA		280	289,887

			2,969,878

Agency ARMs - 0.7%
Federal Home Loan Mortgage Corp.
2.385%, 11/01/35 (b)		193	205,747
Federal National Mortgage Association
Series 2003
2.81%, 12/01/33 (c)		139	147,997
Series 2007
2.378%, 3/01/34 (c)		251	265,204

			618,948

Total Mortgage Pass-Throughs (cost $18,835,906)			19,444,199

ASSET-BACKED SECURITIES - 15.2%
Autos - Fixed Rate - 9.4%
Ally Auto Receivables Trust
Series 2013-SN1, Class A3
0.72%, 5/20/16		392	392,237
Ally Master Owner Trust
Series 2013-1, Class A2
1.00%, 2/15/18		260	259,948
AmeriCredit Automobile Receivables Trust
Series 2012-3, Class A3
0.96%, 1/09/17		355	355,796
Series 2013-1, Class A2
0.49%, 6/08/16		203	202,862
Series 2013-3, Class A3
0.92%, 4/09/18		335	334,859
Series 2013-4, Class A3
0.96%, 4/09/18		130	130,193
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (a)		210	209,432
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		288	293,371
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		245	246,386
Capital Auto Receivables Asset Trust
Series 2013-3, Class A2
1.04%, 11/21/16		275	275,598
Capital Auto Receivables Asset Trust/Ally
Series 2013-1, Class A2
0.62%, 7/20/16		202	201,799
CarMax Auto Owner Trust
Series 2012-1, Class A3
0.89%, 9/15/16		160	160,536

	Principal Amount (000)		U.S. $ Value
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 6/15/17 (a)	U.S.$	150	$150,277
Series 2013-1A, Class A
1.29%, 10/16/17 (a)		116	115,910
Fifth Third Auto Trust
Series 2013-A, Class A3
0.61%, 9/15/17		204	203,560
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (a)		99	98,456
Ford Auto Securitization Trust
Series 2011-R3A, Class A2
1.96%, 7/15/15 (a)	CAD	212	205,824
Series 2013-R1A, Class A2
1.676%, 9/15/16 (a)		205	199,346
Series 2013-R4A, Class A1
1.487%, 8/15/15 (a)		120	116,499
Ford Credit Auto Lease Trust
Series 2012-B, Class A2
0.54%, 11/15/14	U.S.$	203	202,846
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18		100	98,811
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A1
0.74%, 9/15/16		640	640,328
Series 2013-1, Class A1
0.85%, 1/15/18		136	135,784
Harley-Davidson Motorcycle Trust
Series 2012-1, Class A3
0.68%, 4/15/17		195	195,167
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (a)		175	173,792
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		485	476,831
Hyundai Auto Lease Securitization Trust
Series 2013-A, Class A3
0.66%, 6/15/16 (a)		264	263,947
M&T Bank Auto Receivables Trust
Series 2013-1A, Class A3
1.06%, 11/15/17, TBA (a)		160	159,999
Mercedes-Benz Auto Lease Trust
Series 2013-A, Class A3
0.59%, 2/15/16		173	172,913
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (a)		373	371,366
Navistar Financial Corp. Owner Trust
Series 2012-A, Class A2
0.85%, 3/18/15 (a)		128	128,142
Nissan Auto Lease Trust
Series 2012-A, Class A2A
0.68%, 7/15/14		71	71,477
Series 2012-B, Class A2A
0.45%, 6/15/15		110	109,901

	Principal Amount (000)		U.S. $ Value
Porsche Innovative Lease Owner Trust
Series 2011-1, Class A3
1.09%, 9/22/14 (a)	U.S.$	53	$53,489
Santander Drive Auto Receivables Trust
Series 2012-3, Class A3
1.08%, 4/15/16		325	325,609
Series 2012-6, Class A2
0.47%, 9/15/15		76	76,196
Series 2013-3, Class C
1.81%, 4/15/19		249	243,985
Series 2013-4, Class A3
1.11%, 12/15/17		270	270,381
SMART Trust/Australia
Series 2012-4US, Class A2A
0.67%, 6/14/15		138	137,671

			8,461,524

Credit Cards - Fixed Rate - 3.0%
American Express Credit Account Master Trust
Series 2012-2, Class A
0.68%, 3/15/18		620	620,781
Series 2012-5, Class A
0.59%, 5/15/18		325	324,606
Cabela’s Master Credit Card Trust
Series 2013-1A, Class A
2.71%, 2/17/26 (a)		255	239,803
Chase Issuance Trust
Series 2013-A1, Class A1
1.30%, 2/18/20		220	216,482
Discover Card Execution Note Trust
Series 2012-A1, Class A1
0.81%, 8/15/17		224	224,890
Discover Card Master Trust
Series 2012-A3, Class A3
0.86%, 11/15/17		300	301,534
Dryrock Issuance Trust
Series 2012-2, Class A
0.64%, 8/15/18		320	319,613
GE Capital Credit Card Master Note Trust
Series 2012-7, Class A
1.76%, 9/15/22		260	250,068
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		190	189,990

			2,687,767

Autos - Floating Rate - 1.0%
Ford Credit Floorplan Master Owner Trust
Series 2010-3, Class A2
1.882%, 2/15/17 (a)(b)		430	437,893
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.67%, 6/20/17 (b)		485	486,033

			923,926

	Principal Amount (000)		U.S. $ Value
Credit Cards - Floating Rate - 0.7%
Gracechurch Card Funding PLC
Series 2012-1A, Class A1
0.882%, 2/15/17 (a)(b)	U.S.$	320	$321,110
Penarth Master Issuer PLC
Series 2012-1A, Class A1
0.749%, 3/18/14 (a)(b)		335	335,417

			656,527

Other ABS - Fixed Rate - 0.6%
CNH Equipment Trust
Series 2012-A, Class A3
0.94%, 5/15/17		217	217,534
Series 2013-C, Class A2
0.63%, 1/17/17		180	180,323
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15		114	113,928
GE Equipment Small Ticket LLC
Series 2011-2A, Class A2
1.14%, 6/23/14 (a)		6	6,173

			517,958

Home Equity Loans - Floating Rate - 0.3%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.304%, 12/25/32 (b)		60	56,680
GSAA Home Equity Trust
Series 2006-5, Class 2A3
0.449%, 3/25/36 (b)		214	138,531
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.44%, 1/20/35 (b)		68	66,982

			262,193

Home Equity Loans - Fixed Rate - 0.2%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.86%, 1/25/33		51	51,889
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		113	111,605

			163,494

Total Asset-Backed Securities (cost $13,730,128)			13,673,389

GOVERNMENTS - TREASURIES - 13.6%
United States - 13.6%
U.S. Treasury Bonds
3.00%, 5/15/42		325	284,781
4.50%, 2/15/36		895	1,034,285
4.625%, 2/15/40		2,935	3,451,836

	Principal Amount (000)		U.S. $ Value
U.S. Treasury Notes
0.125%, 4/30/15	U.S.$	2,715	$2,710,015
1.375%, 6/30/18-9/30/18		1,700	1,701,348
1.50%, 8/31/18		1,310	1,318,700
1.75%, 5/15/23		325	301,158
2.50%, 8/15/23		1,530	1,514,461

Total Governments - Treasuries (cost $11,989,816)			12,316,584

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.1%
Non-Agency Fixed Rate CMBS - 9.4%
CGRBS Commercial Mortgage Trust
Series 2013-VN05
3.369%, 3/13/23 (a)		260	248,470
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.951%, 3/15/49		132	143,857
Commercial Mortgage Pass-Through Certificates
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		127	123,167
Credit Suisse Commercial Mortgage Trust
Series 2006-C3, Class AJ
5.993%, 6/15/38		105	106,241
CW Capital Cobalt Ltd.
Series 2007-C3, Class A4
5.966%, 5/15/46		191	212,874
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (a)		180	177,088
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class AJ
5.396%, 4/10/37		235	208,288
Series 2007-GG9, Class A4
5.444%, 3/10/39		506	560,367
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38		278	283,841
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		279	276,703
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2007-CB18, Class A1A
5.431%, 6/12/47		478	527,749
Series 2007-CB20, Class A1A
5.746%, 2/12/51		421	471,901
Series 2007-LD11, Class A4
6.002%, 6/15/49		151	170,037
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)		242	249,050
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4
5.71%, 6/15/29		830	843,243
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38		231	232,531
Series 2006-C2, Class A1A
5.739%, 8/12/43		160	177,012

	Principal Amount (000)		U.S. $ Value
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49	U.S.$	607	$664,591
Series 2007-9, Class A4
5.70%, 9/12/49		1,105	1,236,718
Morgan Stanley Capital I Trust
Series 2007-T27, Class A1A
5.816%, 6/11/42		378	427,000
Motel 6 Trust
Series 2012-MTL6, Class A2
1.948%, 10/05/25 (a)		280	274,553
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		60	57,059
Series 2012-C4, Class A5
2.85%, 12/10/45		112	104,590
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25, Class A1A
5.91%, 5/15/43		426	463,820
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		233	225,458

			8,466,208

Non-Agency Floating Rate CMBS - 0.7%
Banc of America Commercial Mortgage Trust
Series 2007-5, Class AM
5.772%, 2/10/51 (c)		78	82,966
Extended Stay America Trust
Series 2013-ESFL, Class A2FL
0.882%, 12/05/31 (a)(b)		140	139,037
GS Mortgage Securities Corp. II
Series 2013-KYO, Class A
1.032%, 11/08/29 (a)(b)		275	272,386
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)(c)		136	129,724

			624,113

Total Commercial Mortgage-Backed Securities (cost $9,035,059)			9,090,321

AGENCIES - 4.6%
Agency Debentures - 4.6%
Federal National Mortgage Association
6.25%, 5/15/29		1,670	2,137,396
6.625%, 11/15/30		80	106,932
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		2,292	1,945,975

Total Agencies (cost $4,044,148)			4,190,303

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 3.5%
Financial Institutions - 1.9%
Banking - 1.3%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	60	$77,591
Bank of America Corp.
Series U
5.20%, 6/01/23	U.S.$	178	155,750
Barclays Bank PLC
7.625%, 11/21/22		280	277,550
Citigroup, Inc.
5.95%, 1/30/23		270	251,775
HBOS Capital Funding LP
6.071%, 6/30/14 (a)		95	92,981
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)		175	182,928
LBG Capital No.2 PLC
Series 22
15.00%, 12/21/19 (a)	EUR	50	98,961
Societe Generale SA
4.196%, 1/26/15		48	64,369

			1,201,905

Finance - 0.4%
SLM Corp.
7.25%, 1/25/22	U.S.$	64	65,120
Series A
5.375%, 5/15/14		248	253,270

			318,390

Other Finance - 0.2%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		155	168,421

			1,688,716

Industrial - 1.5%
Basic - 0.0%
Eagle Spinco, Inc.
4.625%, 2/15/21 (a)		22	21,120

Capital Goods - 0.5%
B/E Aerospace, Inc.
5.25%, 4/01/22		190	188,575
Ball Corp.
5.00%, 3/15/22		195	189,150
Sealed Air Corp.
5.25%, 4/01/23 (a)		81	76,747

			454,472

Communications - Media - 0.2%
DISH DBS Corp.
5.00%, 3/15/23		100	92,750

	Principal Amount (000)		U.S. $ Value
Sirius XM Radio, Inc.
4.625%, 5/15/23 (a)	U.S.$	101	$92,163

			184,913

Communications - Telecommunications - 0.2%
MetroPCS Wireless, Inc.
6.625%, 4/01/23 (a)		90	90,225
Sprint Corp.
7.875%, 9/15/23 (a)		100	102,000

			192,225

Consumer Cyclical - Automotive - 0.1%
Dana Holding Corp.
6.00%, 9/15/23		37	36,723

Consumer Cyclical - Entertainment - 0.0%
Greektown Holdings LLC
10.75%, 12/01/13 (d)(e)(f)		55	0

Consumer Cyclical - Other - 0.2%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22		190	190,950

Consumer Non-Cyclical - 0.1%
HCA, Inc.
4.75%, 5/01/23		100	94,125
Voyager Learning Exchange
8.375%, 12/01/14 (d)(e)(f)		70	0

			94,125

Energy - 0.2%
Cimarex Energy Co.
5.875%, 5/01/22		93	93,930
Denbury Resources, Inc.
4.625%, 7/15/23		102	93,330

			187,260

			1,361,788

Utility - 0.1%
Natural Gas - 0.1%
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.50%, 7/15/23		63	59,377
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)		29	26,245

			85,622

Total Corporates - Non-Investment Grades (cost $2,965,091)			3,136,126

	Principal Amount (000)		U.S. $ Value
QUASI-SOVEREIGNS - 2.1%
Quasi-Sovereign Bonds - 2.1%
Indonesia - 0.4%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (a)	U.S.$	360	$343,800

Kazakhstan - 0.3%
KazMunayGas National Co. JSC
7.00%, 5/05/20 (a)		212	239,030

Malaysia - 0.5%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)		420	465,181

Mexico - 0.1%
Petroleos Mexicanos Co.
3.50%, 7/18/18		130	131,625

South Korea - 0.4%
Korea National Oil Corp.
3.125%, 4/03/17 (a)		310	318,663

United Arab Emirates - 0.4%
IPIC GMTN Ltd.
3.75%, 3/01/17 (a)		360	380,700

Total Quasi-Sovereigns (cost $1,786,445)			1,878,999

INFLATION-LINKED SECURITIES - 2.0%
United States - 2.0%
U.S. Treasury Inflation Index
0.125%, 4/15/16 (TIPS)
(cost $1,829,402)		1,783	1,830,011

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.8%
Non-Agency Floating Rate - 0.7%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.369%, 12/25/36 (b)		223	126,681
HomeBanc Mortgage Trust
Series 2005-1, Class A1
0.429%, 3/25/35 (b)		120	97,916
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1
0.299%, 7/25/36 (b)		170	124,611
Series 2006-AR27, Class 2A2
0.379%, 10/25/36 (b)		178	146,738
Washington Mutual Mortgage Pass Through Certificates
Series 2007-OA1, Class A1A
0.853%, 2/25/47 (b)		228	179,148

			675,094

	Principal Amount (000)		U.S. $ Value
Non-Agency Fixed Rate - 0.6%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.663%, 5/25/35	U.S.$	134	$132,982
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-HYB2, Class 3A1
2.842%, 2/25/47		177	138,962
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		149	125,788
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
2.696%, 7/25/36		264	189,372

			587,104

Agency Fixed Rate - 0.5%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.724%, 5/28/35		50	43,541
Freddie Mac
Series 4119, Class LI
3.50%, 6/15/39 (g)		836	143,656
Series 4182, Class DI
3.50%, 5/15/39 (g)		814	126,927
Freddie Mac Strips
Series 283, Class IO
3.50%, 10/15/27 (g)		584	92,577

			406,701

Total Collateralized Mortgage Obligations (cost $1,843,785)			1,668,899

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 1.7%
United States - 1.7%
Broward Cnty FL Arpt System Revenue (Fort Lauderdale Hollywood Intl Arpt Fl)
Series 2012Q
5.00%, 10/01/42		240	241,555
California GO
7.625%, 3/01/40		200	261,494
City Public Service Board of San Antonio
5.00%, 2/01/43		240	249,043
Contra Costa Community College District
5.00%, 8/01/38		240	250,985
Metropolitan Trnsp Auth NY
Series 2013A
5.00%, 11/15/38		255	259,075
University of Massachusetts Building Authority
Series 2013-1
5.00%, 11/01/39		240	250,673

Total Local Governments - Municipal Bonds (cost $1,437,861)			1,512,825

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.7%
Qatar - 0.4%
Qatar Government International Bond
4.50%, 1/20/22 (a)	U.S.$	360	$383,832

Turkey - 0.3%
Turkey Government International Bond
4.875%, 4/16/43		260	214,500

Total Governments - Sovereign Bonds (cost $613,771)			598,332

	Shares
PREFERRED STOCKS - 0.5%
Financial Institutions - 0.5%
Banking - 0.2%
Morgan Stanley
7.125%		5,000	126,719

Insurance - 0.2%
Allstate Corp. (The)
5.10%		9,175	212,860

REITS - 0.1%
Sovereign Real Estate Investment Trust
12.00% (a)		93	119,267

Total Preferred Stocks (cost $457,814)			458,846

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.2%
Basic - 0.1%
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20	U.S.$	54	48,240

Consumer Non-Cyclical - 0.1%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)		100	93,000

Total Emerging Markets - Corporate Bonds (cost $153,700)			141,240

GOVERNMENTS - SOVEREIGN AGENCIES - 0.1%
Germany - 0.1%
Landwirtschaftliche Rentenbank
5.125%, 2/01/17 (cost $70,979)		70	79,542

	Shares		U.S. $ Value
COMMON STOCKS - 0.0%
Greektown Superholdings, Inc. (d)(e)(f) (cost $4)		41	$3,690

WARRANTS - 0.0%
Talon Equity Co. NV, expiring 11/15/24 (d)(e)(f) (cost $0)		47	0

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 18.7%
Time Deposit - 15.7%
State Street Time Deposit 0.01%, 10/01/13 (cost $14,136,056)	U.S.$	14,136	14,136,056

Governments - Treasuries - 3.0%
Japan Treasury Discount Bill Series 391 Zero Coupon, 11/25/13 (cost $2,753,043)	JPY	270,000	2,746,602

Total Short-Term Investments (cost $16,889,099)			16,882,658

Total Investments - 119.6% (cost $105,708,502) (h)			107,872,138
Other assets less liabilities - (19.6)% (i)			(17,675,466)

Net Assets – 100.0%			$90,196,672

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr Futures	10	December 2013	$1,195,953	$1,210,468	$14,515
U.S. T-Note 10 Yr (CBT) Futures	11	December 2013	1,365,908	1,390,297	24,389
Sold Contracts
U.S. T-Note 2 Yr Futures	7	December 2013	1,537,692	1,541,859	(4,167)

					$34,737

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	GBP	98	USD	156	11/08/13	$(2,782)
BNP Paribas SA	AUD	765	USD	710	10/25/13	(1,815)
Deutsche Bank AG London	CAD	473	USD	450	10/17/13	(8,883)
Royal Bank of Scotland PLC	JPY	270,000	USD	2,731	11/25/13	(16,431)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	460	JPY	046	10/11/13	$2
State Street Bank & Trust Co.	CAD	120	USD	116	10/17/13	(43)
State Street Bank & Trust Co.	USD	29	CAD	30	10/17/13	(190)
State Street Bank & Trust Co.	EUR	335	USD	447	11/08/13	(5,682)
State Street Bank & Trust Co.	USD	6	EUR	5	11/08/13	(3)

						$(35,827)

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)		$1,420	5/21/23	2.020%	3 Month LIBOR	$(77,021)
Morgan Stanley & Co., LLC/(CME Group)	EUR	1,240	5/21/23	6 Month EURIBOR	1.566%	61,659

						$(15,362)

INTEREST RATE SWAPS
				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA		$1,390	1/30/17	1.059%	3 Month LIBOR	$(9,558)
JPMorgan Chase Bank, NA		1,520	2/07/22	2.043%	3 Month LIBOR	47,932

						$38,374

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC (INTRCONX)
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	(5.00)%	3.58%	$400	$(23,861)	$(25,054)	$1,193
Sale Contracts
Morgan Stanley & Co. LLC (INTRCONX)
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	5.00	3.58	400	23,861	24,301	(440)

				$0	$(753)	$753

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International:
Anadarko Petroleum Corp.,
5.95%, 9/15/16, 9/20/17*	1.00%	0.60%	$270	$4,148	$(7,545)	$11,693

*	Termination date

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the aggregate market value of these securities amounted to $15,393,871 or 17.1% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at September 30, 2013.
(c)	Variable rate coupon, rate shown as of September 30, 2013.
(d)	Fair valued by the Adviser.
(e)	Illiquid security.
(f)	Non-income producing security.
(g)	IO - Interest Only
(h)	As of September 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,171,051 and gross unrealized depreciation of investments was $(1,007,415), resulting in net unrealized appreciation of $2,163,636.
(i)	An amount of U.S. $24,490 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2013.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
EURIBOR	-	Euro Interbank Offered Rate
GO	-	General Obligation
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Variable Products Series Fund

Intermediate Bond Portfolio

September 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grades	$	– 0	–	$20,966,174		$	– 0	–	$20,966,174
Mortgage Pass-Throughs		– 0	–	19,444,199			– 0	–	19,444,199
Asset-Backed Securities		– 0	–	12,729,744			943,645		13,673,389
Governments - Treasuries		– 0	–	12,316,584			– 0	–	12,316,584
Commercial Mortgage-Backed Securities		– 0	–	8,522,789			567,532		9,090,321
Agencies		– 0	–	4,190,303			– 0	–	4,190,303
Corporates - Non-Investment Grades		– 0	–	3,136,126			– 0	– ^	3,136,126
Quasi-Sovereigns		– 0	–	1,878,999			– 0	–	1,878,999
Inflation-Linked Securities		– 0	–	1,830,011			– 0	–	1,830,011
Collateralized Mortgage Obligations		– 0	–	406,701			1,262,198		1,668,899
Local Governments - Municipal Bonds		– 0	–	1,512,825			– 0	–	1,512,825
Governments - Sovereign Bonds		– 0	–	598,332			– 0	–	598,332
Preferred Stocks		339,579		119,267			– 0	–	458,846
Emerging Markets - Corporate Bonds		– 0	–	141,240			– 0	–	141,240
Governments - Sovereign Agencies		– 0	–	79,542			– 0	–	79,542
Common Stocks		– 0	–	– 0	–		3,690		3,690
Warrants		– 0	–	– 0	–		– 0	– ^	– 0	–
Short-Term Investments:
Time Deposit		– 0	–	14,136,056			– 0	–	14,136,056
Governments - Treasuries		– 0	–	2,746,602			– 0	–	2,746,602

Total Investments in Securities		339,579		104,755,494			2,777,065		107,872,138
Other Financial Instruments* :
Assets:
Futures		38,904		– 0	–		– 0	–	38,904
Forward Currency Exchange Contracts		– 0	–	2			– 0	–	2
Centrally Cleared Interest Rate Swaps		– 0	–	61,659			– 0	–	61,659
Interest Rate Swaps		– 0	–	47,932			– 0	–	47,932
Centrally Cleared Credit Default Swaps		– 0	–	1,193			– 0	–	1,193
Credit Default Swaps		– 0	–	11,693			– 0	–	11,693
Liabilities:
Futures		(4,167)		– 0	–		– 0	–	(4,167)
Forward Currency Exchange Contracts		– 0	–	(35,829)			– 0	–	(35,829)
Centrally Cleared Interest Rate Swaps		– 0	–	(77,021)			– 0	–	(77,021)
Interest Rate Swaps		– 0	–	(9,558)			– 0	–	(9,558)
Centrally Cleared Credit Default Swaps		– 0	–	(440)			– 0	–	(440)

Total**		$374,316		$104,755,125			$2,777,065		$107,906,506

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
**	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Corporates - Non- Investment Grades^
Balance as of 12/31/12	$981,790		$1,011,254		$	– 0	–
Accrued discounts/(premiums)	1,122		6,523			– 0	–
Realized gain (loss)	2,424		36,874			– 0	–
Change in unrealized appreciation/depreciation	(7,299)		(36,004)			– 0	–
Purchases	330,357		189,865			– 0	–
Sales	(364,749)		(640,980)			– 0	–
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 9/30/13	$943,645		$567,532		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/13	$(6,945)		$(22,589)		$	– 0	–

	Collateralized Mortgage Obligations		Common Stocks		Warrants^
Balance as of 12/31/12	$509,996		$2,460		$	– 0	–
Accrued discounts/(premiums)	2,842		– 0	–		– 0	–
Realized gain (loss)	(6,150)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation	7,228		1,230			– 0	–
Purchases	839,091		– 0	–		– 0	–
Sales	(90,809)		– 0	–		– 0	–
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 9/30/13	$1,262,198		$3,690		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/13	$7,228		$1,230		$	– 0	–

	Total
Balance as of 12/31/12	$2,505,500
Accrued discounts/(premiums)	10,487
Realized gain (loss)	33,148
Change in unrealized appreciation/depreciation	(34,845)
Purchases	1,359,313
Sales	(1,096,538)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 9/30/13+	$2,777,065

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/13	$(21,076)

^	The Portfolio held securities with zero market value at period end.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at September 30, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 9/30/13		Valuation Technique	Unobservable Input	Range/ Weighted Average
Asset-Backed Securities		$943,645	Third Party Vendor	Evaluated Quotes	$64.74 – $102.20/94.49
Commercial Mortgage-Backed Securities		$567,532	Third Party Vendor	Evaluated Quotes	$88.63 – $112.47/$100.80
Corporates—Non-Investment Grades	$	– 0 –	Qualitative Assessment		$0.00/ N/A
Collateralized Mortgage Obligations		$1,262,198	Third Party Vendor	Evaluated Quotes	$56.87 – $98.87/$78.27
Common Stocks		$3,690	Indicative Market Quotations	Broker Quote	$90.00/ N/A
Warrants	$	– 0 –	Qualitative Assessment		$0.00/ N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

International Growth Portfolio

Portfolio of Investments

September 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.5%
Financials - 22.2%
Capital Markets - 7.9%
Aberdeen Asset Management PLC	517,710	$3,170,661
Azimut Holding SpA	65,765	1,504,133
Partners Group Holding AG	19,363	4,752,757
UBS AG (a)	129,810	2,660,512

		12,088,063

Commercial Banks - 4.6%
Bank Mandiri Persero Tbk PT	1,453,000	997,754
HSBC Holdings PLC	207,781	2,248,887
Sberbank of Russia (Sponsored ADR)	100,854	1,213,274
Sumitomo Mitsui Financial Group, Inc. (b)	54,600	2,644,030

		7,103,945

Diversified Financial Services - 1.3%
IG Group Holdings PLC	203,168	1,903,571

Insurance - 6.2%
AIA Group Ltd.	995,600	4,684,865
Prudential PLC	260,760	4,851,232

		9,536,097

Real Estate Management & Development - 0.5%
BR Malls Participacoes SA	84,800	769,066

Thrifts & Mortgage Finance - 1.7%
Housing Development Finance Corp.	208,810	2,530,412

		33,931,154

Consumer Staples - 20.4%
Beverages - 7.6%
Anheuser-Busch InBev NV	56,482	5,602,886
Diageo PLC	125,030	3,974,381
Pernod Ricard SA	17,040	2,115,953

		11,693,220

Food & Staples Retailing - 0.9%
Raia Drogasil SA	77,500	640,967
Tsuruha Holdings, Inc.	8,600	758,772

		1,399,739

Food Products - 5.8%
Danone SA	40,676	3,062,649
Nestle SA	82,662	5,764,361

		8,827,010

Household Products - 1.9%
Reckitt Benckiser Group PLC	39,850	2,913,635

Tobacco - 4.2%
British American Tobacco PLC	122,057	6,423,773

		31,257,377

Company	Shares	U.S. $ Value
Consumer Discretionary - 14.4%
Auto Components - 1.0%
Nokian Renkaat Oyj	28,580	$1,453,074

Automobiles - 3.0%
Nissan Motor Co., Ltd.	282,600	2,852,206
Volkswagen AG (Preference Shares)	7,679	1,810,563

		4,662,769

Diversified Consumer Services - 0.6%
Kroton Educacional SA	62,300	885,743

Hotels, Restaurants & Leisure - 1.4%
Melco Crown Entertainment Ltd. (ADR) (a)	65,980	2,100,143

Media - 1.2%
Naspers Ltd. - Class N	20,250	1,874,782

Multiline Retail - 1.1%
Golden Eagle Retail Group Ltd. (b)	654,000	1,021,200
Matahari Department Store Tbk PT (a)	800,000	725,622

		1,746,822

Specialty Retail - 2.3%
Belle International Holdings Ltd.	891,000	1,295,479
Fast Retailing Co., Ltd.	5,700	2,149,759

		3,445,238

Textiles, Apparel & Luxury Goods - 3.8%
Brunello Cucinelli SpA	32,493	1,055,635
Cie Financiere Richemont SA	37,912	3,798,622
Li & Fung Ltd.	680,000	990,492

		5,844,749

		22,013,320

Health Care - 11.5%
Health Care Equipment & Supplies - 2.1%
Elekta AB - Class B	66,630	1,074,320
Essilor International SA	12,490	1,343,302
Shandong Weigao Group Medical Polymer Co., Ltd. - Class H (b)	820,000	805,014

		3,222,636

Health Care Providers & Services - 0.4%
Life Healthcare Group Holdings Ltd.	173,240	616,645

Pharmaceuticals - 9.0%
Aspen Pharmacare Holdings Ltd. (a)	46,141	1,207,653
Bayer AG	15,097	1,780,402
Novo Nordisk A/S - Class B	10,691	1,810,674
Roche Holding AG	21,560	5,818,470
Shire PLC	44,821	1,793,050
Sun Pharmaceutical Industries Ltd.	144,460	1,364,514

		13,774,763

		17,614,044

Company	Shares	U.S. $ Value
Information Technology - 11.3%
Electronic Equipment, Instruments & Components - 0.5%
Hon Hai Precision Industry Co., Ltd.	283,140	$726,636

Internet Software & Services - 5.2%
Baidu, Inc. (Sponsored ADR) (a)	16,280	2,526,330
Mail.ru Group Ltd. (GDR) (c)	34,430	1,315,226
Tencent Holdings Ltd.	78,300	4,117,683

		7,959,239

IT Services - 1.3%
Tata Consultancy Services Ltd.	66,280	2,034,627

Semiconductors & Semiconductor Equipment - 4.3%
MediaTek, Inc.	121,000	1,494,627
Samsung Electronics Co., Ltd.	2,200	2,798,385
Taiwan Semiconductor Manufacturing Co., Ltd.	658,000	2,240,580

		6,533,592

		17,254,094

Industrials - 10.1%
Aerospace & Defense - 2.0%
Safran SA	48,970	3,016,091

Commercial Services & Supplies - 1.1%
Aggreko PLC	64,920	1,684,676

Machinery - 2.4%
Komatsu Ltd.	71,900	1,795,268
Melrose Industries PLC	393,760	1,911,712

		3,706,980

Professional Services - 3.2%
Capita PLC	154,930	2,497,216
Intertek Group PLC	45,670	2,445,758

		4,942,974

Trading Companies & Distributors - 1.4%
Wolseley PLC	42,663	2,207,285

		15,558,006

Energy - 4.9%
Energy Equipment & Services - 3.1%
Schlumberger Ltd.	33,260	2,938,854
Technip SA	15,400	1,807,997

		4,746,851

Oil, Gas & Consumable Fuels - 1.8%
BG Group PLC	144,700	2,762,274

		7,509,125

Materials - 4.7%
Chemicals - 3.7%
Croda International PLC	55,090	2,365,456
Essentra PLC	50,500	612,277
Linde AG	13,740	2,722,831

		5,700,564

Company	Shares		U.S. $ Value
Metals & Mining - 1.0%
BHP Billiton PLC		50,340	$1,480,818

			7,181,382

Total Common Stocks (cost $114,396,555)			152,318,502

WARRANTS - 0.5%
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Hon Hai Precision Industry Co., Ltd., JPMorgan Chase Bank, NA, expiring 9/29/14 (a) (c) (cost $824,312)		299,088	762,674

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.0%
Time Deposit - 0.0%
State Street Time Deposit 0.01%, 10/01/13 (cost $51,176)	U.S.$	51	51,176

Total Investments Before Security Lending Collateral for Securities Loaned - 100.0% (cost $115,272,043)			153,132,352

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.5%
Investment Companies - 2.5%
AllianceBernstein Exchange Reserves - Class I, 0.07% (d) (cost $3,789,030)		3,789,030	3,789,030

Total Investments - 102.5% (cost $119,061,073) (e)			156,921,382
Other assets less liabilities - (2.5)%			(3,858,931)

Net Assets - 100.0%			$153,062,451

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	HKD	5,589	USD	721	11/15/13	$99
BNP Paribas SA	USD	8,648	AUD	9,459	11/15/13	151,244
BNP Paribas SA	USD	5,860	CHF	5,456	11/15/13	175,056
BNP Paribas SA	USD	958	NOK	5,652	11/15/13	(19,813)
BNP Paribas SA	USD	2,200	SEK	14,411	11/15/13	39,732
Citibank, NA	GBP	3,103	USD	4,762	11/15/13	(260,175)
Citibank, NA	USD	3,573	EUR	2,694	11/15/13	71,765
Deutsche Bank AG London	CHF	10,865	USD	11,749	11/15/13	(268,961)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Capital Markets LP	JPY	180,765	USD	1,840	11/15/13	$934
Goldman Sachs Capital Markets LP	USD	14,721	JPY	1,421,658	11/15/13	(254,645)
JPMorgan Chase Bank, NA	CAD	6,105	USD	5,796	11/15/13	(124,411)
JPMorgan Chase Bank, NA	JPY	121,233	USD	1,232	11/15/13	(1,643)
JPMorgan Chase Bank, NA	USD	737	GBP	476	11/15/13	32,979
Standard Chartered Bank	HKD	29,858	USD	3,850	11/15/13	(4)
State Street Bank & Trust Co.	USD	5,913	CAD	6,105	11/15/13	7,676
State Street Bank & Trust Co.	USD	1,088	EUR	804	11/15/13	(648)
UBS AG	CHF	499	USD	536	11/15/13	(15,726)
UBS AG	GBP	8,619	USD	13,327	11/15/13	(621,260)

						$(1,087,801)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the aggregate market value of these securities amounted to $2,077,900 or 1.4% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of September 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $40,108,333 and gross unrealized depreciation of investments was $(2,248,024), resulting in net unrealized appreciation of $37,860,309.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Country Breakdown*

September 30, 2013 (unaudited)

29.6%	United Kingdom
14.9%	Switzerland
7.4%	France
6.7%	Japan
5.9%	Hong Kong
5.5%	China
4.1%	Germany
3.9%	India
3.7%	Belgium
3.4%	Taiwan
2.4%	South Africa
1.9%	United States
1.8%	South Korea
1.7%	Italy
7.1%	Other

100.0%	Total Investments

*	All data are as of September 30, 2013. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding Securities Lending) and may vary over time. “Other” country weightings represent 1.7% or less in the following countries: Brazil, Denmark, Finland, Indonesia, Russia and Sweden.

AllianceBernstein Variable Products Series Fund

International Growth Portfolio

September 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$1,982,340		$31,948,814		$	– 0	–	$33,931,154
Consumer Staples	640,967		30,616,410			– 0	–	31,257,377
Consumer Discretionary	2,985,886		19,027,434			– 0	–	22,013,320
Health Care	– 0	–	17,614,044			– 0	–	17,614,044
Information Technology	3,841,556		13,412,538			– 0	–	17,254,094
Industrials	– 0	–	15,558,006			– 0	–	15,558,006
Energy	2,938,854		4,570,271			– 0	–	7,509,125
Materials	– 0	–	7,181,382			– 0	–	7,181,382
Warrants	– 0	–	– 0	–		762,674		762,674
Short-Term Investments	– 0	–	51,176			– 0	–	51,176
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,789,030		– 0	–		– 0	–	3,789,030

Total Investments in Securities	16,178,633		139,980,075+			762,674		156,921,382
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	479,484			– 0	–	479,484
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(1,567,285)			– 0	–	(1,567,285)

Total(a)(b)	$16,178,633		$138,892,274			$762,674		$155,833,581

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(a)	An amount of $3,404,776 was transferred from Level 1 to Level 2 due to insufficient observable inputs during the reporting period.
(b)	There were de minimis transfers under 1% of net assets from Level 2 to Level 1 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants		Rights			Total
Balance as of 12/31/12	$829,289		$	– 0	–	$829,289
Accrued discounts/(premiums)	– 0	–		– 0	–	– 0	–
Realized gain (loss)	– 0	–		7,280		7,280
Change in unrealized appreciation/depreciation	(66,615)			– 0	–	(66,615)
Purchases	– 0	–		– 0	–	– 0	–
Sales	– 0	–		(7,280)		(7,280)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 9/30/13	$762,674		$	– 0	–	$762,674

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/13	$(66,615)		$	– 0	–	$(66,615)

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

International Value Portfolio

Portfolio of Investments

September 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.8%
Financials - 25.5%
Capital Markets - 2.9%
Deutsche Bank AG (REG)	232,551	$10,674,378
Macquarie Group Ltd.	277,630	12,438,175

		23,112,553

Commercial Banks - 13.6%
Australia & New Zealand Banking Group Ltd.	99,210	2,852,523
Banco do Brasil SA	259,100	3,022,034
Bank Hapoalim BM	650,425	3,291,272
Barclays PLC	1,427,730	6,101,652
BNP Paribas SA	45,760	3,095,412
China Construction Bank Corp. - Class H	3,772,000	2,911,846
HSBC Holdings PLC	1,902,206	20,588,251
Industrial & Commercial Bank of China Ltd. - Class H	2,777,000	1,941,012
KB Financial Group, Inc.	82,601	2,908,125
Lloyds Banking Group PLC (a)	8,956,900	10,664,532
Mitsubishi UFJ Financial Group, Inc.	2,188,900	14,040,387
Mizuho Financial Group, Inc. (b)	1,371,600	2,981,793
National Australia Bank Ltd.	339,580	10,880,544
Sberbank of Russia (Sponsored ADR)	320,772	3,858,887
Societe Generale SA	239,552	11,934,290
Sumitomo Mitsui Financial Group, Inc. (b)	153,800	7,447,835

		108,520,395

Diversified Financial Services - 2.6%
ING Groep NV (a)	1,052,210	11,939,405
ORIX Corp.	529,600	8,657,862

		20,597,267

Insurance - 2.8%
Aegon NV	532,503	3,940,117
Ageas	67,020	2,715,736
AIA Group Ltd.	615,000	2,893,925
Aviva PLC	721,260	4,629,489
Muenchener Rueckversicherungs AG	21,210	4,146,169
Suncorp Group Ltd.	321,141	3,927,413

		22,252,849

Real Estate Investment Trusts (REITs) - 0.9%
Mexico Real Estate Management SA de CV (a)	988,550	1,690,946
Stockland	1,617,230	5,845,765

		7,536,711

Real Estate Management & Development - 2.7%
Aeon Mall Co., Ltd.	160,800	4,786,548
China Overseas Land & Investment Ltd.	948,000	2,809,886
Evergrande Real Estate Group Ltd. (a) (b)	8,227,000	3,434,494
Mitsui Fudosan Co., Ltd.	116,000	3,917,246
New World Development Co., Ltd.	2,098,000	3,147,672
Wharf Holdings Ltd.	356,000	3,082,397

		21,178,243

		203,198,018

Company	Shares	U.S. $ Value
Consumer Discretionary - 15.6%
Auto Components - 3.1%
Cie Generale des Etablissements Michelin - Class B	92,962	$10,309,653
GKN PLC	1,034,840	5,725,280
Valeo SA	99,880	8,525,226

		24,560,159

Automobiles - 6.1%
Bayerische Motoren Werke AG	53,150	5,715,971
Honda Motor Co., Ltd.	253,600	9,693,295
Kia Motors Corp.	111,620	6,776,049
Mazda Motor Corp. (a)	1,377,000	6,190,084
Nissan Motor Co., Ltd.	693,800	7,002,336
Renault SA	44,100	3,516,955
Volkswagen AG (Preference Shares)	43,090	10,159,808

		49,054,498

Hotels, Restaurants & Leisure - 1.7%
Autogrill SpA (a)	201,060	3,539,312
Ladbrokes PLC	1,439,830	3,942,640
Melco Crown Entertainment Ltd. (ADR) (a)	203,640	6,481,861

		13,963,813

Household Durables - 1.3%
Sony Corp. (b)	277,700	5,960,788
Taylor Wimpey PLC	2,741,570	4,452,662

		10,413,450

Media - 0.9%
Liberty Global PLC - Series C (a)	95,020	7,167,359

Multiline Retail - 0.3%
Myer Holdings Ltd. (b)	901,780	2,197,510

Specialty Retail - 1.6%
Kingfisher PLC	480,030	2,998,661
Shimamura Co., Ltd.	39,600	3,942,779
Yamada Denki Co., Ltd.	1,845,900	5,459,856

		12,401,296

Textiles, Apparel & Luxury Goods - 0.6%
Cie Financiere Richemont SA	48,710	4,880,536

		124,638,621

Industrials - 11.4%
Aerospace & Defense - 4.2%
European Aeronautic Defence and Space Co. NV	235,560	15,010,396
MTU Aero Engines AG	45,650	4,262,200
Safran SA	102,530	6,314,883
Zodiac Aerospace	47,990	7,639,371

		33,226,850

Company	Shares	U.S. $ Value
Airlines - 1.8%
Japan Airlines Co., Ltd.	97,000	$5,877,611
Qantas Airways Ltd. (a)	3,209,800	4,424,838
Turk Hava Yollari	1,083,248	4,130,646

		14,433,095

Building Products - 0.6%
Asahi Glass Co., Ltd.	719,000	4,467,278

Electrical Equipment - 1.1%
Sumitomo Electric Industries Ltd.	585,200	8,511,442

Industrial Conglomerates - 2.2%
Hutchison Whampoa Ltd.	517,000	6,210,664
Siemens AG	46,550	5,613,848
Toshiba Corp.	1,375,000	6,196,722

		18,021,234

Machinery - 0.3%
IHI Corp.	667,000	2,820,490

Marine - 0.4%
AP Moeller - Maersk A/S - Class B	313	2,871,205

Trading Companies & Distributors - 0.8%
Mitsubishi Corp.	305,300	6,198,754

		90,550,348

Health Care - 9.1%
Biotechnology - 1.5%
Actelion Ltd. (a)	170,270	12,089,438

Pharmaceuticals - 7.6%
GlaxoSmithKline PLC	878,250	22,081,619
Novartis AG	209,490	16,113,588
Roche Holding AG	76,850	20,739,770
Teva Pharmaceutical Industries Ltd.	45,750	1,728,848

		60,663,825

		72,753,263

Consumer Staples - 8.7%
Beverages - 0.8%
Anheuser-Busch InBev NV	37,510	3,720,906
Asahi Group Holdings Ltd.	112,600	2,964,267

		6,685,173

Food & Staples Retailing - 2.9%
Koninklijke Ahold NV	684,380	11,857,025
Tesco PLC	512,140	2,977,337
Wesfarmers Ltd.	71,050	2,729,487
WM Morrison Supermarkets PLC	1,263,060	5,726,686

		23,290,535

Food Products - 1.0%
Danone SA	48,440	3,647,229
Nestle SA	57,850	4,034,119

		7,681,348

Company	Shares	U.S. $ Value
Household Products - 0.4%
Reckitt Benckiser Group PLC	47,700	$3,487,588

Tobacco - 3.6%
British American Tobacco PLC	171,040	9,001,713
Imperial Tobacco Group PLC	278,300	10,288,068
Japan Tobacco, Inc.	255,200	9,199,894

		28,489,675

		69,634,319

Materials - 7.7%
Chemicals - 3.8%
Arkema SA	75,666	8,431,898
BASF SE	32,590	3,125,394
Denki Kagaku Kogyo KK	628,000	2,451,066
Incitec Pivot Ltd.	1,883,880	4,730,076
Koninklijke DSM NV	59,345	4,476,788
Nippon Shokubai Co., Ltd.	367,000	4,265,011
Teijin Ltd.	1,281,000	2,960,746

		30,440,979

Construction Materials - 0.5%
Taiheiyo Cement Corp.(b)	829,000	3,625,103

Metals & Mining - 3.4%
Dowa Holdings Co., Ltd.	302,000	3,057,654
Glencore Xstrata PLC (a)	719,682	3,918,881
KGHM Polska Miedz SA	99,410	3,923,047
MMC Norilsk Nickel OJSC (ADR)	468,960	6,767,093
Rio Tinto PLC	198,730	9,700,610

		27,367,285

		61,433,367

Telecommunication Services - 7.0%
Diversified Telecommunication Services - 3.5%
Bezeq The Israeli Telecommunication Corp., Ltd.	1,757,973	3,232,549
Nippon Telegraph & Telephone Corp.	170,800	8,890,248
TDC A/S	677,286	5,730,967
Telenor ASA	187,830	4,292,559
Vivendi SA	267,346	6,149,831

		28,296,154

Wireless Telecommunication Services - 3.5%
NTT DoCoMo, Inc. (b)	291,000	4,715,406
Turkcell Iletisim Hizmetleri AS (a)	546,640	3,212,155
Vodafone Group PLC	5,667,135	19,890,639

		27,818,200

		56,114,354

Energy - 5.8%
Energy Equipment & Services - 1.8%
Aker Solutions ASA	385,502	5,413,249

Company	Shares	U.S. $ Value
Saipem SpA	196,210	$4,261,992
Seadrill Ltd.	110,810	4,976,828

		14,652,069

Oil, Gas & Consumable Fuels - 4.0%
ENI SpA	422,590	9,714,568
Gazprom OAO (Sponsored ADR)	475,980	4,198,143
JX Holdings, Inc.	722,700	3,755,864
LUKOIL OAO (London) (Sponsored ADR)	56,850	3,613,386
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	316,699	10,430,659

		31,712,620

		46,364,689

Information Technology - 5.0%
Communications Equipment - 0.5%
Telefonaktiebolaget LM Ericsson - Class B	267,065	3,556,968

Electronic Equipment, Instruments & Components - 0.5%
LG Display Co., Ltd. (a)	157,010	3,780,580

IT Services - 0.9%
Fujitsu Ltd. (a)	1,991,000	7,452,773

Semiconductors & Semiconductor Equipment - 3.1%
Samsung Electronics Co., Ltd.	5,510	7,008,683
SK Hynix, Inc. (a)	235,540	6,633,153
Sumco Corp.	503,400	4,107,373
Taiwan Semiconductor Manufacturing Co., Ltd.	799,000	2,720,705
Tokyo Electron Ltd.	79,900	4,298,561

		24,768,475

		39,558,796

Utilities - 3.0%
Electric Utilities - 1.5%
EDP - Energias de Portugal SA	1,643,770	6,005,164
Electricite de France SA	198,430	6,276,716

		12,281,880

Multi-Utilities - 1.5%
Centrica PLC	918,300	5,495,947
National Grid PLC	555,200	6,558,356

		12,054,303

		24,336,183

Total Common Stocks (cost $654,515,922)		788,581,958

RIGHTS - 0.1%
Financials - 0.1%
Real Estate Management & Development - 0.0%
New Hotel, expiring 12/31/13 (a)	26,225	0

Commercial Banks - 0.1%
Barclays PLC, expiring 10/02/13 (a)	356,932	466,604

	Shares	U.S. $ Value
Total Rights (cost $0)		$466,604

Total Investments Before Security Lending Collateral for Securities Loaned - 98.9% (cost $654,515,922)		789,048,562

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.7%
Investment Companies - 3.7%
AllianceBernstein Exchange Reserves - Class I, 0.07% (c) (cost $29,139,684)	29,139,684	29,139,684

Total Investments - 102.6% (cost $683,655,606) (d)		818,188,246
Other assets less liabilities - (2.6)% (e)		(20,774,489)

Net Assets - 100.0%		$797,413,757

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	93	December 2013	$3,618,922	$3,622,217	$3,295

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	AUD	40,043	USD	36,503	10/11/13	$(830,950)
BNP Paribas SA	GBP	1,266	USD	2,022	10/11/13	(26,940)
BNP Paribas SA	KRW	37,963,472	USD	33,104	10/11/13	(2,192,372)
BNP Paribas SA	USD	3,167	KRW	3,453,689	10/11/13	43,676
BNP Paribas SA	JPY	2,614,987	USD	26,430	1/15/14	(192,982)
Citibank, NA	AUD	11,869	USD	11,178	10/11/13	111,670
Citibank, NA	SEK	29,384	USD	4,509	10/11/13	(62,674)
Citibank, NA	SEK	115,733	USD	18,019	10/11/13	14,874
Citibank, NA	USD	30,911	EUR	23,596	10/11/13	1,011,548
Citibank, NA	USD	10,179	NOK	60,953	10/11/13	(45,472)
Citibank, NA	USD	36,276	SEK	247,909	10/11/13	2,290,393
Citibank, NA	SEK	16,264	USD	2,527	1/15/14	2,002
Credit Suisse International	CHF	6,326	USD	6,777	10/11/13	(218,917)
Credit Suisse International	EUR	4,864	USD	6,435	10/11/13	(145,849)
Credit Suisse International	SEK	85,787	USD	13,140	10/11/13	(205,646)
Credit Suisse International	USD	19,903	JPY	1,962,740	10/11/13	65,717
Credit Suisse International	USD	26,275	CHF	23,915	1/15/14	194,248
Credit Suisse International	USD	5,489	EUR	4,067	1/15/14	15,037
Deutsche Bank AG London	HKD	15,660	USD	2,020	1/15/14	402
Deutsche Bank AG London	USD	4,026	NZD	4,896	1/15/14	11,456
Goldman Sachs Capital Markets LP	EUR	34,699	USD	46,464	10/11/13	(479,974)
Goldman Sachs Capital Markets LP	JPY	508,864	USD	5,216	10/11/13	39,116

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Capital Markets LP	USD	41,637	AUD	45,516	10/11/13	$799,281
Goldman Sachs Capital Markets LP	USD	23,161	CHF	21,332	10/11/13	429,271
Goldman Sachs Capital Markets LP	USD	17,696	GBP	11,502	10/11/13	922,879
Goldman Sachs Capital Markets LP	USD	2,421	KRW	2,732,541	10/11/13	119,164
HSBC Bank USA	NOK	60,953	USD	10,249	10/11/13	115,954
JPMorgan Chase Bank, NA	SEK	17,005	USD	2,537	10/11/13	(108,702)
Royal Bank of Scotland PLC	USD	15,908	EUR	12,029	10/11/13	366,168
Royal Bank of Scotland PLC	USD	3,640	KRW	3,924,250	10/11/13	8,231
Standard Chartered Bank	BRL	8,870	USD	3,743	10/02/13	(259,076)
Standard Chartered Bank	USD	3,978	BRL	8,870	10/02/13	24,587
Standard Chartered Bank	HKD	125,440	USD	16,174	10/11/13	156
Standard Chartered Bank	HKD	21,286	USD	2,745	1/17/14	39
State Street Bank & Trust Co.	USD	32,519	EUR	25,433	10/11/13	1,889,175
UBS AG	BRL	8,870	USD	3,978	10/02/13	(24,587)
UBS AG	USD	3,933	BRL	8,870	10/02/13	68,685
UBS AG	JPY	2,467,528	USD	24,411	10/11/13	(693,521)
UBS AG	BRL	4,506	USD	2,006	11/04/13	(10,869)

						$3,045,198

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of September 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $154,508,501 and gross unrealized depreciation of investments was $(19,975,861), resulting in net unrealized appreciation of $134,532,640.
(e)	An amount of U.S. $274,666 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2013.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
OJSC	-	Open Joint Stock Company
REG	-	Registered Shares

Country Breakdown*

September 30, 2013 (unaudited)

22.4%	United Kingdom
22.3%	Japan
11.5%	France
7.3%	Switzerland
6.4%	Australia
5.5%	Germany
4.1%	Netherlands
3.4%	South Korea
2.8%	Hong Kong
2.3%	Russia
2.2%	Italy
1.9%	Norway
1.4%	China
6.5%	Other

100.0%	Total Investments

*	All data are as of September 30, 2013. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.1% or less in the following countries: Belgium, Brazil, Denmark, Israel, Mexico, Poland, Portugal, Sweden, Taiwan and Turkey.

AllianceBernstein Variable Products Series Fund

International Value Portfolio

September 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$8,571,867		$194,626,151		$	– 0	–	$203,198,018
Consumer Discretionary	13,649,220		110,989,401			– 0	–	124,638,621
Industrials	– 0	–	90,550,348			– 0	–	90,550,348
Health Care	– 0	–	72,753,263			– 0	–	72,753,263
Consumer Staples	– 0	–	69,634,319			– 0	–	69,634,319
Materials	– 0	–	61,433,367			– 0	–	61,433,367
Telecommunication Services	8,963,516		47,150,838			– 0	–	56,114,354
Energy	7,811,529		38,553,160			– 0	–	46,364,689
Information Technology	– 0	–	39,558,796			– 0	–	39,558,796
Utilities	– 0	–	24,336,183			– 0	–	24,336,183
Rights	466,604		– 0	–		– 0	–^	466,604
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	29,139,684		– 0	–		– 0	–	29,139,684

Total Investments in Securities	68,602,420		749,585,826	+		– 0	–	818,188,246
Other Financial Instruments* :
Assets:
Futures	– 0	–	3,295			– 0	–	3,295
Forward Currency Exchange Contracts	– 0	–	8,543,729			– 0	–	8,543,729
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(5,498,531)			– 0	–	(5,498,531)

Total++	$68,602,420		$752,634,319		$	– 0	–	$821,236,739

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
++	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Rights^			Total
Balance as of 12/31/12	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 9/30/13	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/13	$	– 0	–	$	– 0	–

^	The Portfolio held securities with zero market value at period end.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Large Cap Growth Portfolio

Portfolio of Investments

September 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.0%
Technology - 21.5%
Communications Technology - 0.8%
QUALCOMM, Inc.	44,830	$3,019,749

Computer Services, Software & Systems - 15.0%
ANSYS, Inc. (a)	83,522	7,226,323
Citrix Systems, Inc. (a)	90,860	6,415,625
Cognizant Technology Solutions Corp. - Class A (a)	209,170	17,177,040
Facebook, Inc. - Class A (a)	196,690	9,881,706
Google, Inc. - Class A (a)	16,640	14,575,142
LinkedIn Corp. - Class A (a)	13,470	3,314,428

		58,590,264

Computer Technology - 5.0%
Apple, Inc.	33,755	16,092,696
EMC Corp./MA	128,250	3,278,070

		19,370,766

Electronic Components - 0.7%
Amphenol Corp. - Class A	33,760	2,612,349

		83,593,128

Consumer Discretionary - 21.3%
Auto Parts - 0.4%
LKQ Corp. (a)	47,000	1,497,420

Cable Television Services - 1.9%
Comcast Corp. - Class A	164,260	7,416,339

Consumer Services: Misc. - 2.5%
eBay, Inc. (a)	175,470	9,789,471

Cosmetics - 0.7%
Estee Lauder Cos., Inc. (The) - Class A	40,410	2,824,659

Diversified Media - 1.3%
Liberty Media Corp. (a)	33,890	4,986,914

Diversified Retail - 3.8%
Amazon.com, Inc. (a)	23,610	7,381,431
Costco Wholesale Corp.	62,560	7,201,907

		14,583,338

Entertainment - 1.9%
Walt Disney Co. (The)	117,250	7,561,452

Leisure Time - 3.2%
priceline.com, Inc. (a)	12,360	12,495,342

Recreational Vehicles & Boats - 0.6%
Polaris Industries, Inc.	17,730	2,290,361

Restaurants - 2.5%
Chipotle Mexican Grill, Inc. - Class A (a)	6,570	2,816,559
Starbucks Corp.	88,795	6,834,551

		9,651,110

Company	Shares	U.S. $ Value
Specialty Retail - 0.8%
O’Reilly Automotive, Inc. (a)	24,130	$3,078,747

Textiles, Apparel & Shoes - 1.7%
Michael Kors Holdings Ltd. (a)	46,390	3,456,983
VF Corp.	16,000	3,184,800

		6,641,783

		82,816,936

Health Care - 16.5%
Biotechnology - 6.7%
Biogen Idec, Inc. (a)	55,654	13,399,257
Celgene Corp. (a)	60,280	9,278,900
Quintiles Transnational Holdings, Inc. (a)	81,160	3,642,461

		26,320,618

Health Care Management Services - 2.5%
UnitedHealth Group, Inc.	135,931	9,734,019

Health Care Services - 0.8%
McKesson Corp.	23,750	3,047,125

Medical Equipment - 2.7%
Illumina, Inc. (a)	42,495	3,434,871
Intuitive Surgical, Inc. (a)	19,150	7,205,571

		10,640,442

Pharmaceuticals - 3.8%
Allergan, Inc./United States	94,226	8,522,742
Gilead Sciences, Inc. (a)	98,190	6,170,259

		14,693,001

		64,435,205

Producer Durables - 12.8%
Aerospace - 3.8%
Boeing Co. (The)	126,580	14,873,150

Air Transport - 1.4%
Copa Holdings SA - Class A	39,810	5,520,453

Diversified Manufacturing Operations - 2.3%
Danaher Corp.	130,642	9,056,103

Producer Durables: Misc. - 1.5%
WW Grainger, Inc.	22,820	5,972,222

Scientific Instruments: Control & Filter - 1.2%
Flowserve Corp.	38,283	2,388,476
Parker Hannifin Corp.	20,955	2,278,228

		4,666,704

Scientific Instruments: Electrical - 1.3%
AMETEK, Inc.	31,146	1,433,339
Sensata Technologies Holding NV (a)	90,310	3,456,164

		4,889,503

Company	Shares	U.S. $ Value
Scientific Instruments: Gauges & Meters - 0.6%
Mettler-Toledo International, Inc. (a)	9,471	$2,273,892

Transportation Miscellaneous - 0.7%
Expeditors International of Washington, Inc.	59,480	2,620,689

		49,872,716

Financial Services - 8.8%
Asset Management & Custodian - 2.1%
Affiliated Managers Group, Inc. (a)	25,030	4,571,479
BlackRock, Inc. - Class A	12,750	3,450,405

		8,021,884

Financial Data & Systems - 3.2%
Visa, Inc. - Class A	64,570	12,339,327

Insurance: Multi-Line - 0.3%
Brown & Brown, Inc.	43,450	1,394,745

Securities Brokerage & Services - 3.2%
IntercontinentalExchange, Inc. (a)	68,811	12,483,692

		34,239,648

Energy - 6.0%
Oil Well Equipment & Services - 4.2%
Oceaneering International, Inc.	37,846	3,074,609
Schlumberger Ltd.	150,335	13,283,600

		16,358,209

Oil: Crude Producers - 1.8%
EOG Resources, Inc.	13,698	2,318,798
Noble Energy, Inc.	70,034	4,692,978

		7,011,776

		23,369,985

Consumer Staples - 4.1%
Beverage: Soft Drinks - 0.6%
Green Mountain Coffee Roasters, Inc. (a)	29,900	2,252,367

Foods - 1.6%
Hershey Co. (The)	66,400	6,142,000

Tobacco - 1.9%
Philip Morris International, Inc.	86,661	7,503,976

		15,898,343

Materials & Processing - 3.0%
Fertilizers - 1.4%
Monsanto Co.	50,963	5,319,008

Metal Fabricating - 1.6%
Precision Castparts Corp.	28,068	6,378,173

		11,697,181

Total Common Stocks (cost $278,453,231)		365,923,142

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 7.4%
Time Deposit - 7.4%
State Street Time Deposit 0.01%, 10/01/13 (Cost $28,948,256)	$28,948	$28,948,256

Total Investments - 101.4% (cost $307,401,487)(b)		394,871,398
Other assets less liabilities - (1.4)%		(5,511,540)

Net Assets - 100.0%		$389,359,858

(a)	Non-income producing security.
(b)	As of September 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $90,261,040 and gross unrealized depreciation of investments was $(2,791,129), resulting in net unrealized appreciation of $87,469,911.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

AllianceBernstein Variable Products Series Fund

Large Cap Growth Portfolio

September 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$365,923,142		$	– 0	–	$	– 0	–	$365,923,142
Short-Term Investments	– 0	–		28,948,256			– 0	–	28,948,256

Total Investments in Securities	365,923,142			28,948,256			– 0	–	394,871,398
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$365,923,142			$28,948,256		$	– 0	–	$394,871,398

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Real Estate Investment Portfolio

Portfolio of Investments

September 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.6%
Equity:Other - 32.5%
Diversified/Specialty - 17.2%
American Tower Corp.	39,900	$2,957,787
Armada Hoffler Properties, Inc.	52,000	515,320
BioMed Realty Trust, Inc.	26,850	499,142
CyrusOne, Inc.	64,739	1,228,746
Digital Realty Trust, Inc. (a)	19,310	1,025,361
Lexington Realty Trust (a)	100,360	1,127,043
Plum Creek Timber Co., Inc.	15,570	729,143
Rayonier, Inc.	18,860	1,049,559
Regal Entertainment Group - Class A	70,060	1,329,739
Select Income REIT	12,820	330,756
Vornado Realty Trust	14,790	1,243,247
Weyerhaeuser Co.	82,780	2,369,991

		14,405,834

Health Care - 13.8%
HCP, Inc.	53,310	2,183,045
Health Care REIT, Inc.	29,201	1,821,558
LTC Properties, Inc.	39,450	1,498,311
Medical Properties Trust, Inc.	124,485	1,514,982
Omega Healthcare Investors, Inc.	57,980	1,731,863
Senior Housing Properties Trust	29,380	685,729
Ventas, Inc.	34,700	2,134,050

		11,569,538

Triple Net - 1.5%
EPR Properties	6,220	303,163
National Retail Properties, Inc.	10,060	320,109
Realty Income Corp. (a)	16,170	642,758

		1,266,030

		27,241,402

Residential - 18.8%
Multi-Family - 12.0%
Apartment Investment & Management Co. - Class A	21,410	598,195
Associated Estates Realty Corp.	92,650	1,381,412
AvalonBay Communities, Inc.	13,180	1,675,046
Brookfield Residential Properties, Inc. (b)	42,853	986,476
Camden Property Trust	3,460	212,582
Equity Residential	37,680	2,018,518
Home Properties, Inc.	4,170	240,818
Mid-America Apartment Communities, Inc.	25,910	1,619,375
Sun Communities, Inc.	31,040	1,322,925

		10,055,347

Self Storage - 6.8%
CubeSmart	43,130	769,439
Extra Space Storage, Inc.	44,751	2,047,358
Public Storage	15,620	2,507,791

Company	Shares	U.S. $ Value
Sovran Self Storage, Inc.	4,900	$370,832

		5,695,420

		15,750,767

Retail - 17.1%
Regional Mall - 10.0%
General Growth Properties, Inc.	81,920	1,580,237
Pennsylvania Real Estate Investment Trust	30,080	562,496
Simon Property Group, Inc.	41,910	6,212,319

		8,355,052

Shopping Center/Other Retail - 7.1%
Cole Real Estate Investment, Inc.	68,660	841,772
DDR Corp.	88,223	1,385,983
Inland Real Estate Corp.	79,170	809,909
Kimco Realty Corp.	42,430	856,237
Kite Realty Group Trust	150,797	894,226
Ramco-Gershenson Properties Trust	50,090	771,887
Retail Properties of America, Inc. - Class A	27,610	379,638

		5,939,652

		14,294,704

Lodging - 11.0%
Lodging - 11.0%
Ashford Hospitality Trust, Inc.	111,020	1,369,987
Chesapeake Lodging Trust	33,220	781,999
DiamondRock Hospitality Co.	91,210	973,211
Host Hotels & Resorts, Inc.	87,560	1,547,185
InterContinental Hotels Group PLC	8,183	238,872
LaSalle Hotel Properties	29,090	829,647
Pebblebrook Hotel Trust	56,130	1,611,492
RLJ Lodging Trust	71,360	1,676,246
Strategic Hotels & Resorts, Inc. (b)	25,250	219,170

		9,247,809

Office - 9.5%
Office - 9.5%
Boston Properties, Inc.	18,339	1,960,439
Brandywine Realty Trust	89,070	1,173,942
Corporate Office Properties Trust	10,420	240,702
Cousins Properties, Inc.	131,669	1,354,874
Franklin Street Properties Corp.	15,790	201,165
Parkway Properties, Inc./MD	77,206	1,371,951
SL Green Realty Corp.	18,400	1,634,656

		7,937,729

Industrials - 7.7%
Industrial Warehouse Distribution - 7.7%
Granite Real Estate Investment (b)	19,780	705,157
ProLogis, Inc.	92,392	3,475,787
Rexford Industrial Realty, Inc. (b)	63,452	857,237
STAG Industrial, Inc.	68,160	1,371,379

		6,409,560

Total Common Stocks (cost $71,614,861)		80,881,971

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 2.0%
Time Deposit - 2.0%
State Street Time Deposit 0.01%, 10/01/13 (cost $1,704,568)	$1,705	$1,704,568

Total Investments Before Security Lending Collateral for Securities Loaned - 98.6% (cost $73,319,429)		82,586,539

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 3.2%
Investment Companies – 3.2%
AllianceBernstein Exchange Reserves - Class I, 0.07% (c) (cost $2,666,613)	2,666,613	2,666,613

Total Investments - 101.8% (cost $75,986,042) (d)		85,253,152
Other assets less liabilities - (1.8)%		(1,527,236)

Net Assets - 100.0%		$83,725,916

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of September 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,018,587 and gross unrealized depreciation of investments was $(1,751,477), resulting in net unrealized appreciation of $9,267,110.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

REIT	-	Real Estate Investment Trust

AllianceBernstein Variable Products Series Fund

Real Estate Investment Portfolio

September 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Equity:Other	$27,241,402		$	– 0	–	$	– 0	–	$27,241,402
Residential	15,750,767			– 0	–		– 0	–	15,750,767
Retail	14,294,704			– 0	–		– 0	–	14,294,704
Lodging	9,008,937			238,872			– 0	–	9,247,809
Office	7,937,729			– 0	–		– 0	–	7,937,729
Industrials	6,409,560			– 0	–		– 0	–	6,409,560
Short-Term Investments	– 0	–		1,704,568			– 0	–	1,704,568
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,666,613			– 0	–		– 0	–	2,666,613

Total Investments in Securities	83,309,712			1,943,440			– 0	–	85,253,152
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$83,309,712			$1,943,440		$	– 0	–	$85,253,152

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Small Cap Growth Portfolio

Portfolio of Investments

September 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.9%
Information Technology - 26.5%
Communications Equipment - 2.4%
Ciena Corp. (a)	38,882	$971,272
Infinera Corp. (a)	60,380	682,898

		1,654,170

Computers & Peripherals - 1.1%
Synaptics, Inc. (a)	17,230	762,944

Internet Software & Services - 9.2%
Cornerstone OnDemand, Inc. (a)	9,540	490,738
CoStar Group, Inc. (a)	7,916	1,329,096
Cvent, Inc. (a)	5,343	187,913
Dealertrack Technologies, Inc. (a)	26,372	1,129,777
Demandware, Inc. (a)	14,970	693,560
LogMeIn, Inc. (a)	17,290	536,855
Pandora Media, Inc. (a)	29,660	745,356
Shutterstock, Inc. (a)	2,259	164,274
Trulia, Inc. (a)	13,940	655,598
Yelp, Inc. (a)	4,440	293,839

		6,227,006

Semiconductors & Semiconductor Equipment - 4.1%
Cavium, Inc. (a)	21,860	900,632
Power Integrations, Inc.	12,922	699,726
Teradyne, Inc. (a)	34,370	567,793
Veeco Instruments, Inc. (a)	15,452	575,278

		2,743,429

Software - 9.7%
Aspen Technology, Inc. (a)	23,285	804,497
Cadence Design Systems, Inc. (a)	40,250	543,375
FireEye, Inc. (a)	8,166	339,134
FleetMatics Group PLC (a)	20,797	780,927
Guidewire Software, Inc. (a)	20,399	960,997
PTC, Inc. (a)	33,400	949,562
SS&C Technologies Holdings, Inc. (a)	22,319	850,354
Tableau Software, Inc. - Class A (a)	3,563	253,828
Ultimate Software Group, Inc. (The) (a)	7,112	1,048,309

		6,530,983

		17,918,532

Health Care - 22.1%
Biotechnology - 6.5%
Celldex Therapeutics, Inc. (a)	15,197	538,430
Cepheid, Inc. (a)	5,872	229,243
Clovis Oncology, Inc. (a)	3,565	216,681
Coronado Biosciences, Inc. (a) (b)	18,970	133,169
Cubist Pharmaceuticals, Inc. (a)	11,579	735,846

Company	Shares	U.S. $ Value
Hyperion Therapeutics, Inc. (a)	8,471	$221,347
Intercept Pharmaceuticals, Inc. (a)	4,347	300,073
Isis Pharmaceuticals, Inc. (a)	11,761	441,508
Momenta Pharmaceuticals, Inc. (a)	16,480	237,147
NPS Pharmaceuticals, Inc. (a)	4,990	158,732
Pharmacyclics, Inc. (a)	2,120	293,450
Puma Biotechnology, Inc. (a)	5,406	290,086
Synageva BioPharma Corp. (a)	4,495	284,579
TESARO, Inc. (a)	7,145	276,797

		4,357,088

Health Care Equipment & Supplies - 3.4%
Align Technology, Inc. (a)	18,970	912,836
HeartWare International, Inc. (a)	7,910	579,091
Sirona Dental Systems, Inc. (a)	8,844	591,929
TearLab Corp. (a) (b)	20,451	226,188

		2,310,044

Health Care Providers & Services - 5.4%
Acadia Healthcare Co., Inc. (a)	26,107	1,029,399
IPC The Hospitalist Co., Inc. (a)	11,021	562,181
Mednax, Inc. (a)	6,377	640,251
Premier, Inc. - Class A (a)	2,602	82,483
Team Health Holdings, Inc. (a)	18,069	685,538
WellCare Health Plans, Inc. (a)	9,593	669,016

		3,668,868

Life Sciences Tools & Services - 2.4%
ICON PLC (a)	22,125	905,576
PAREXEL International Corp. (a)	14,620	734,363

		1,639,939

Pharmaceuticals - 4.4%
Akorn, Inc. (a)	42,998	846,201
Jazz Pharmaceuticals PLC (a)	9,300	855,321
Pacira Pharmaceuticals, Inc./DE (a)	21,410	1,029,607
Repros Therapeutics, Inc. (a) (b)	9,450	253,260

		2,984,389

		14,960,328

Industrials - 20.8%
Aerospace & Defense - 2.1%
Hexcel Corp. (a)	25,890	1,004,532
KEYW Holding Corp. (The) (a) (b)	30,855	415,000

		1,419,532

Commercial Services & Supplies - 1.1%
Interface, Inc.	37,870	751,341

Company	Shares	U.S. $ Value
Construction & Engineering - 1.5%
Dycom Industries, Inc. (a)	35,684	$998,795

Industrial Conglomerates - 1.3%
Carlisle Cos., Inc.	13,010	914,473

Machinery - 9.2%
Actuant Corp. - Class A	21,810	847,100
Chart Industries, Inc. (a)	9,570	1,177,493
IDEX Corp.	14,355	936,664
Lincoln Electric Holdings, Inc.	12,650	842,743
Middleby Corp. (The) (a)	4,700	981,877
RBC Bearings, Inc. (a)	9,788	644,931
Valmont Industries, Inc.	5,661	786,370

		6,217,178

Marine - 1.5%
Kirby Corp. (a)	11,623	1,005,971

Professional Services - 1.3%
TrueBlue, Inc. (a)	35,548	853,507

Road & Rail - 1.3%
Genesee & Wyoming, Inc. - Class A (a)	9,519	884,981

Trading Companies & Distributors - 1.5%
United Rentals, Inc. (a)	16,870	983,352

		14,029,130

Consumer Discretionary - 16.2%
Distributors - 1.3%
LKQ Corp. (a)	27,903	888,990

Diversified Consumer Services - 2.8%
Bright Horizons Family Solutions, Inc. (a)	23,350	836,631
Capella Education Co. (a)	8,663	489,979
Grand Canyon Education, Inc. (a)	14,640	589,699

		1,916,309

Internet & Catalog Retail - 2.4%
HomeAway, Inc. (a)	23,066	645,848
Shutterfly, Inc. (a)	17,707	989,467

		1,635,315

Media - 1.0%
National CineMedia, Inc.	33,610	633,885

Specialty Retail - 8.7%
Cabela’s, Inc. (a)	13,905	876,432
Conn’s, Inc. (a)	20,998	1,050,740
Dick’s Sporting Goods, Inc.	8,730	466,008
Five Below, Inc. (a)	17,859	781,331
Hibbett Sports, Inc. (a)	13,495	757,744
Lumber Liquidators Holdings, Inc. (a)	10,540	1,124,091

Company	Shares	U.S. $ Value
Restoration Hardware Holdings, Inc. (a)	13,395	$848,573

		5,904,919

		10,979,418

Energy - 5.2%
Energy Equipment & Services - 2.2%
Dril-Quip, Inc. (a)	5,900	677,025
Forum Energy Technologies, Inc. (a)	9,910	267,669
Oceaneering International, Inc.	1,394	113,248
Oil States International, Inc. (a)	4,271	441,878

		1,499,820

Oil, Gas & Consumable Fuels - 3.0%
Emerald Oil, Inc. (a)	32,330	232,453
Laredo Petroleum Holdings, Inc. (a)	23,054	684,243
Matador Resources Co. (a)	32,106	524,291
Oasis Petroleum, Inc. (a)	12,155	597,175

		2,038,162

		3,537,982

Financials - 5.1%
Capital Markets - 1.6%
Affiliated Managers Group, Inc. (a)	2,210	403,634
Stifel Financial Corp. (a)	16,926	697,690

		1,101,324

Commercial Banks - 3.5%
City National Corp./CA	4,120	274,639
Iberiabank Corp.	11,909	617,720
Signature Bank/New York NY (a)	7,796	713,490
SVB Financial Group (a)	8,593	742,177

		2,348,026

		3,449,350

Materials - 1.8%
Chemicals - 1.8%
PolyOne Corp.	39,470	1,212,124

Consumer Staples - 1.0%
Food & Staples Retailing - 1.0%
Chefs’ Warehouse, Inc. (The) (a)	25,193	581,958
Sprouts Farmers Market, Inc. (a)	2,231	99,034

		680,992

Telecommunication Services - 0.2%
Wireless Telecommunication Services - 0.2%
RingCentral, Inc. - Class A (a)	7,798	140,520

Total Common Stocks (cost $46,449,132)		66,908,376

Company	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.1%
Time Deposit - 1.1%
State Street Time Deposit 0.01%, 10/01/13 (cost $758,319)	$758	$758,319

Total Investments Before Security Lending Collateral for Securities Loaned - 100.0% (cost $47,207,451)		67,666,695

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%
Investment Companies - 1.1%
AllianceBernstein Exchange Reserves - Class I, 0.07% (c) (cost $716,610)	716,610	716,610

Total Investments - 101.1% (cost $47,924,061) (d)		68,383,305
Other assets less liabilities - (1.1)%		(713,539)

Net Assets - 100.0%		$67,669,766

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of September 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $20,709,548 and gross unrealized depreciation of investments was $(250,304), resulting in net unrealized appreciation of $20,459,244.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Variable Products Series Fund

Small Cap Growth Portfolio

September 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$66,908,376		$	– 0	–	$	– 0	–	$66,908,376
Short-Term Investments	– 0	–		758,319			– 0	–	758,319
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	716,610			– 0	–		– 0	–	716,610

Total Investments in Securities	67,624,986			758,319			– 0	–	68,383,305
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$67,624,986			$758,319		$	– 0	–	$68,383,305

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Small/Mid Cap Value Portfolio

Portfolio of Investments

September 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.1%
Financials - 28.4%
Capital Markets - 1.3%
E*Trade Financial Corp. (a)	520,070	$8,581,155

Commercial Banks - 10.0%
Associated Banc-Corp	372,310	5,767,082
CapitalSource, Inc.	589,350	7,001,478
Comerica, Inc.	201,010	7,901,703
First Niagara Financial Group, Inc.	808,670	8,385,908
Huntington Bancshares, Inc./OH	1,118,730	9,240,710
Popular, Inc. (a)	278,070	7,293,776
Susquehanna Bancshares, Inc.	341,864	4,290,393
Webster Financial Corp.	184,980	4,722,540
Zions Bancorporation	316,800	8,686,656

		63,290,246

Insurance - 9.5%
American Financial Group, Inc./OH	108,180	5,848,211
Aspen Insurance Holdings Ltd.	240,270	8,719,398
Fidelity National Financial, Inc. - Class A	309,520	8,233,232
Genworth Financial, Inc. - Class A (a)	673,670	8,616,239
Reinsurance Group of America, Inc. - Class A	85,420	5,722,286
Torchmark Corp.	107,500	7,777,625
Unum Group	236,610	7,202,408
Validus Holdings Ltd.	220,480	8,153,351

		60,272,750

Real Estate Investment Trusts (REITs) - 7.6%
BioMed Realty Trust, Inc.	268,500	4,991,415
Camden Property Trust	87,110	5,352,039
LTC Properties, Inc.	146,450	5,562,171
Medical Properties Trust, Inc.	354,560	4,314,995
Mid-America Apartment Communities, Inc.	83,300	5,206,250
Parkway Properties, Inc./MD	382,460	6,796,314
Plum Creek Timber Co., Inc.	92,810	4,346,292
RLJ Lodging Trust	339,700	7,979,553
STAG Industrial, Inc.	194,250	3,908,310

		48,457,339

		180,601,490

Consumer Discretionary - 18.1%
Auto Components - 5.1%
Dana Holding Corp.	320,180	7,312,911
Lear Corp.	123,260	8,821,718
Tenneco, Inc. (a)	155,590	7,857,295
TRW Automotive Holdings Corp. (a)	119,610	8,529,389

		32,521,313

Automobiles - 1.5%
Thor Industries, Inc.	158,940	9,224,878

Hotels, Restaurants & Leisure - 0.8%
DineEquity, Inc.	7,800	538,200
MGM Resorts International (a)	235,590	4,815,460

		5,353,660

Company	Shares	U.S. $ Value
Household Durables - 3.3%
Meritage Homes Corp. (a)	169,820	$7,293,769
NVR, Inc. (a)	6,808	6,257,846
PulteGroup, Inc.	458,520	7,565,580

		21,117,195

Media - 2.7%
Gannett Co., Inc.	291,340	7,804,998
Regal Entertainment Group - Class A	478,110	9,074,528

		16,879,526

Specialty Retail - 3.6%
Abercrombie & Fitch Co. - Class A	87,120	3,081,434
Children’s Place Retail Stores, Inc. (The) (a)	4,310	249,377
GameStop Corp. - Class A	93,170	4,625,890
Men’s Wearhouse, Inc. (The)	239,520	8,155,656
Office Depot, Inc. (a)	1,451,460	7,010,552

		23,122,909

Textiles, Apparel & Luxury Goods - 1.1%
Jones Group, Inc. (The)	470,590	7,063,556

		115,283,037

Information Technology - 17.2%
Communications Equipment - 0.8%
Harris Corp.	88,670	5,258,131

Electronic Equipment, Instruments & Components - 8.7%
Anixter International, Inc. (a)	66,720	5,848,675
Arrow Electronics, Inc. (a)	163,380	7,928,831
AU Optronics Corp. (Sponsored ADR) (a)	969,352	3,538,135
Avnet, Inc.	199,520	8,321,979
Flextronics International Ltd. (a)	402,540	3,659,089
Insight Enterprises, Inc. (a)	264,764	5,009,335
Jabil Circuit, Inc.	327,820	7,107,138
TTM Technologies, Inc. (a)	504,251	4,916,447
Vishay Intertechnology, Inc. (a)	671,260	8,652,541

		54,982,170

IT Services - 2.2%
Amdocs Ltd.	223,630	8,193,803
Convergys Corp.	310,060	5,813,625

		14,007,428

Semiconductors & Semiconductor Equipment - 4.5%
Amkor Technology, Inc. (a) (b)	169,784	728,373
Entegris, Inc. (a)	681,500	6,917,225
Lam Research Corp. (a)	159,150	8,146,889
Micron Technology, Inc. (a)	290,000	5,066,300
MKS Instruments, Inc.	156,838	4,170,322
SunEdison, Inc. (a)	461,610	3,679,032

		28,708,141

Company	Shares	U.S. $ Value
Software - 1.0%
Electronic Arts, Inc. (a)	246,350	$6,294,243

		109,250,113

Materials - 8.5%
Chemicals - 2.7%
Chemtura Corp. (a)	327,370	7,526,236
Huntsman Corp.	473,050	9,749,561

		17,275,797

Containers & Packaging - 2.3%
Avery Dennison Corp.	156,420	6,807,398
Graphic Packaging Holding Co. (a)	900,340	7,706,911

		14,514,309

Metals & Mining - 3.5%
Commercial Metals Co.	450,020	7,627,839
Reliance Steel & Aluminum Co.	94,685	6,937,570
Steel Dynamics, Inc.	465,310	7,775,330

		22,340,739

		54,130,845

Industrials - 8.3%
Commercial Services & Supplies - 0.9%
Steelcase, Inc. - Class A	360,270	5,987,687

Construction & Engineering - 2.1%
Granite Construction, Inc.	226,360	6,926,616
Tutor Perini Corp. (a)	295,529	6,300,678

		13,227,294

Electrical Equipment - 1.1%
General Cable Corp.	213,350	6,773,863

Machinery - 2.1%
Terex Corp. (a)	257,480	8,651,328
Timken Co.	76,342	4,611,057

		13,262,385

Road & Rail - 1.4%
Con-way, Inc.	209,490	9,026,924

Trading Companies & Distributors - 0.7%
Aircastle Ltd.	247,480	4,308,627

		52,586,780

Energy - 7.1%
Energy Equipment & Services - 1.9%
Bristow Group, Inc.	85,840	6,245,719
Helix Energy Solutions Group, Inc. (a)	216,920	5,503,260

		11,748,979

Oil, Gas & Consumable Fuels - 5.2%
Bill Barrett Corp. (a) (b)	325,020	8,161,252
Cimarex Energy Co.	100,360	9,674,704

Company	Shares	U.S. $ Value
Stone Energy Corp. (a)	199,600	$6,473,028
Western Refining, Inc.	293,630	8,820,645

		33,129,629

		44,878,608

Utilities - 4.6%
Electric Utilities - 2.1%
NV Energy, Inc.	238,710	5,635,943
PNM Resources, Inc.	342,560	7,752,133

		13,388,076

Gas Utilities - 2.5%
Atmos Energy Corp.	192,100	8,181,539
Southwest Gas Corp.	3,000	150,000
UGI Corp.	200,450	7,843,608

		16,175,147

		29,563,223

Health Care - 4.1%
Health Care Providers & Services - 4.1%
Health Net, Inc./CA (a)	275,460	8,732,082
LifePoint Hospitals, Inc. (a)	172,135	8,026,655
Universal Health Services, Inc. - Class B	121,360	9,100,786

		25,859,523

Consumer Staples - 1.8%
Food Products - 1.8%
Dean Foods Co. (a)	388,600	7,499,980
Dole Food Co., Inc. (a)	280,290	3,817,550

		11,317,530

Total Common Stocks (cost $490,387,734)		623,471,149

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.5%
Time Deposit - 1.5%
State Street Time Deposit 0.01%, 10/01/13 (cost $9,723,273)	$9,723	9,723,273

Total Investments Before Security Lending Collateral for Securities Loaned - 99.6% (cost $500,111,007)		633,194,422

Company	Shares	U.S. $ Value
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%
Investment Companies - 1.2%
AllianceBernstein Exchange Reserves - Class I, 0.07% (c) (cost $7,597,719)	7,597,719	$7,597,719

Total Investments - 100.8% (cost $507,708,726) (d)		640,792,141
Other assets less liabilities - (0.8)%		(5,158,738)

Net Assets - 100.0%		$635,633,403

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of September 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $141,444,338 and gross unrealized depreciation of investments was $(8,360,923), resulting in net unrealized appreciation of $133,083,415.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Small/Mid Cap Value Portfolio

September 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$623,471,149		$	– 0	–	$	– 0	–	$623,471,149
Short-Term Investments	– 0	–		9,723,273			– 0	–	9,723,273
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	7,597,719			– 0	–		– 0	–	7,597,719

Total Investments in Securities	631,068,868			9,723,273			– 0	–	640,792,141
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$631,068,868			$9,723,273		$	– 0	–	$640,792,141

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Value Portfolio

Portfolio of Investments

September 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.9%
Financials - 29.9%
Capital Markets - 1.7%
E*Trade Financial Corp. (a)	31,300	$516,450
Goldman Sachs Group, Inc. (The)	7,400	1,170,754
State Street Corp.	7,300	479,975

		2,167,179

Commercial Banks - 6.4%
CIT Group, Inc. (a)	44,900	2,189,773
Fifth Third Bancorp	19,800	357,192
KeyCorp	24,700	281,580
Regions Financial Corp.	36,700	339,842
US Bancorp/MN	18,800	687,704
Wells Fargo & Co.	108,300	4,474,956

		8,331,047

Consumer Finance - 3.1%
Capital One Financial Corp.	38,600	2,653,364
Discover Financial Services	27,300	1,379,742

		4,033,106

Diversified Financial Services - 7.2%
Bank of America Corp.	264,300	3,647,340
Berkshire Hathaway, Inc. - Class B (a)	10,400	1,180,504
Citigroup, Inc.	73,500	3,565,485
JPMorgan Chase & Co.	19,700	1,018,293

		9,411,622

Insurance - 11.5%
American Financial Group, Inc./OH	21,900	1,183,914
American International Group, Inc.	49,700	2,416,911
Aon PLC	17,700	1,317,588
Chubb Corp. (The)	18,600	1,660,236
Everest Re Group Ltd.	10,400	1,512,264
Fidelity National Financial, Inc. - Class A	17,000	452,200
Genworth Financial, Inc. - Class A (a)	95,700	1,224,003
Lincoln National Corp.	29,600	1,242,904
PartnerRe Ltd.	15,400	1,409,716
Reinsurance Group of America, Inc. - Class A	17,600	1,179,024
Torchmark Corp.	5,600	405,160
Travelers Cos., Inc. (The)	10,300	873,131

		14,877,051

		38,820,005

Health Care - 14.2%
Biotechnology - 0.5%
Vertex Pharmaceuticals, Inc. (a)	9,000	682,380

Health Care Equipment & Supplies - 1.8%
Medtronic, Inc.	44,300	2,358,975

Health Care Providers & Services - 3.9%
Aetna, Inc.	26,200	1,677,324
Health Net, Inc./CA (a)	28,800	912,960
WellPoint, Inc.	29,500	2,466,495

		5,056,779

Company	Shares	U.S. $ Value
Pharmaceuticals - 8.0%
Johnson & Johnson	34,500	$2,990,805
Merck & Co., Inc.	29,100	1,385,451
Pfizer, Inc.	172,100	4,940,991
Roche Holding AG (Sponsored ADR)	16,000	1,080,480

		10,397,727

		18,495,861

Energy - 14.2%
Energy Equipment & Services - 1.6%
Halliburton Co.	27,500	1,324,125
Helix Energy Solutions Group, Inc. (a)	28,200	715,434

		2,039,559

Oil, Gas & Consumable Fuels - 12.6%
Chevron Corp.	35,700	4,337,550
Exxon Mobil Corp.	48,300	4,155,732
HollyFrontier Corp.	4,300	181,073
Marathon Petroleum Corp.	24,300	1,562,976
Occidental Petroleum Corp.	28,100	2,628,474
Phillips 66	11,900	688,058
Royal Dutch Shell PLC (ADR)	17,900	1,175,672
Valero Energy Corp.	50,100	1,710,915

		16,440,450

		18,480,009

Consumer Discretionary - 13.8%
Auto Components - 2.0%
Lear Corp.	7,300	522,461
Magna International, Inc. (New York) - Class A	15,700	1,296,192
TRW Automotive Holdings Corp. (a)	12,100	862,851

		2,681,504

Automobiles - 2.6%
Ford Motor Co.	114,100	1,924,867
General Motors Co. (a)	40,200	1,445,994

		3,370,861

Household Durables - 1.0%
PulteGroup, Inc.	80,300	1,324,950

Media - 4.3%
Gannett Co., Inc.	50,600	1,355,574
Liberty Global PLC - Class A (a)	8,133	645,354
Liberty Global PLC - Series C (a)	15,000	1,131,450
Regal Entertainment Group - Class A	23,000	436,540
Time Warner, Inc.	15,100	993,731
Viacom, Inc. - Class B	12,500	1,044,750

		5,607,399

Company	Shares	U.S. $ Value
Multiline Retail - 1.1%
Macy’s, Inc.	31,900	$1,380,313

Specialty Retail - 2.8%
Abercrombie & Fitch Co. - Class A	15,000	530,550
GameStop Corp. - Class A	17,700	878,805
Staples, Inc.	13,400	196,310
TJX Cos., Inc.	35,800	2,018,762

		3,624,427

		17,989,454

Information Technology - 7.8%
Communications Equipment - 0.8%
Harris Corp.	18,300	1,085,190

Computers & Peripherals - 2.6%
Apple, Inc.	2,000	953,500
Hewlett-Packard Co.	117,500	2,465,150

		3,418,650

Office Electronics - 0.7%
Xerox Corp.	85,400	878,766

Semiconductors & Semiconductor Equipment - 1.5%
Applied Materials, Inc.	78,100	1,369,874
Micron Technology, Inc. (a)	36,400	635,908

		2,005,782

Software - 2.2%
CA, Inc.	9,600	284,832
Electronic Arts, Inc. (a)	42,500	1,085,875
Symantec Corp.	57,700	1,428,075

		2,798,782

		10,187,170

Industrials - 5.7%
Aerospace & Defense - 0.5%
Northrop Grumman Corp.	6,700	638,242

Airlines - 0.7%
Delta Air Lines, Inc.	36,700	865,753

Industrial Conglomerates - 2.9%
General Electric Co.	161,000	3,846,290

Machinery - 1.6%
Illinois Tool Works, Inc.	24,500	1,868,615
Parker Hannifin Corp.	2,000	217,440

		2,086,055

		7,436,340

Utilities - 4.3%
Electric Utilities - 3.0%
American Electric Power Co., Inc.	19,000	823,650
Edison International	35,600	1,639,736
NV Energy, Inc.	62,400	1,473,264

		3,936,650

Company	Shares	U.S. $ Value
Gas Utilities - 1.1%
Atmos Energy Corp.	32,000	$1,362,880

Multi-Utilities - 0.2%
DTE Energy Co.	4,000	263,920

		5,563,450

Consumer Staples - 3.6%
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	4,700	266,725
Kroger Co. (The)	49,000	1,976,660

		2,243,385

Household Products - 1.1%
Procter & Gamble Co. (The)	18,700	1,413,533

Tobacco - 0.8%
Philip Morris International, Inc.	11,100	961,149

		4,618,067

Telecommunication Services - 3.4%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	86,600	2,928,812

Wireless Telecommunication Services - 1.2%
Vodafone Group PLC (Sponsored ADR)	42,600	1,498,668

		4,427,480

Materials - 3.0%
Chemicals - 2.1%
Huntsman Corp.	35,900	739,899
LyondellBasell Industries NV - Class A	27,200	1,991,856

		2,731,755

Containers & Packaging - 0.9%
Rock Tenn Co. - Class A	11,900	1,205,113

		3,936,868

Total Investments - 99.9% (cost $102,607,304) (b)		129,954,704
Other assets less liabilities - 0.1%		167,092

Net Assets - 100.0%		$130,121,796

(a)	Non-income producing security.
(b)	As of September 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $28,901,758 and gross unrealized depreciation of investments was $(1,554,358), resulting in net unrealized appreciation of $27,347,400.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Value Portfolio

September 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$129,954,704		$	– 0	–	$	– 0	–	$129,954,704

Total Investments in Securities	129,954,704			– 0	–		– 0	–	129,954,704
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$129,954,704		$	– 0	–	$	– 0	–	$129,954,704

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Variable Products Series Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 22, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 22, 2013